Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Variable Series Funds, Inc.
Entity Central Index Key	0000355916
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000141138
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation ETF V.I. Fund
Class Name	Class I Shares
Trading Symbol	BVDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$20Footnote Reference(a)	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 11.64%.

  For the same period, the MSCI All Country World Index returned 17.49% and the secondary performance benchmark, a blend of 60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index, returned 10.77%.

What contributed to performance?

Allocations to U.S. large-cap stocks, U.S. large-cap growth stocks, U.S. quality factor stocks, and U.S. technology stocks made the largest contributions. All four categories performed well in an environment of robust economic growth, steady corporate earnings, and interest rate cuts by the U.S. Federal Reserve.

What detracted from performance?

Allocations to long-duration U.S. Treasuries and a total return bond strategy detracted (duration is a measure of interest rate sensitivity). Positioning in developed-market growth stocks and emerging-market equities also detracted due to unfavorably timed shifts in the Fund’s weightings in these areas over the course of the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	11.64%	7.14%	6.74%
MSCI All Country World Index...
	17.49	10.06	9.23
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index...
	10.77	6.06	6.25
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 601,656,154
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 765,709
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$601,656,154
Number of Portfolio Holdings...
17
Net Investment Advisory Fees...
$765,709
Portfolio Turnover Rate...
50%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
44.6%
Fixed-Income Funds...
25.4
Short-Term Securities...
30.0

C000141139
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation ETF V.I. Fund
Class Name	Class III Shares
Trading Symbol	BDAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$47Footnote Reference(a)	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 11.36%.

  For the same period, the MSCI All Country World Index returned 17.49% and the secondary performance benchmark, a blend of 60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index, returned 10.77%.

What contributed to performance?

Allocations to U.S. large-cap stocks, U.S. large-cap growth stocks, U.S. quality factor stocks, and U.S. technology stocks made the largest contributions. All four categories performed well in an environment of robust economic growth, steady corporate earnings, and interest rate cuts by the U.S. Federal Reserve.

What detracted from performance?

Allocations to long-duration U.S. Treasuries and a total return bond strategy detracted (duration is a measure of interest rate sensitivity). Positioning in developed-market growth stocks and emerging-market equities also detracted due to unfavorably timed shifts in the Fund’s weightings in these areas over the course of the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	11.36%	6.86%	6.48%
MSCI All Country World Index...
	17.49	10.06	9.23
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index...
	10.77	6.06	6.25
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 601,656,154
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 765,709
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$601,656,154
Number of Portfolio Holdings...
17
Net Investment Advisory Fees...
$765,709
Portfolio Turnover Rate...
50%

Holdings [Text Block]

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
44.6%
Fixed-Income Funds...
25.4
Short-Term Securities...
30.0

C000007905
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core V.I. Fund
Class Name	Class I Shares
Trading Symbol	LGCCI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 25.44%.

  For the same period, the Russell 1000® Index returned 24.51%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven primarily by sentiment- and macro-related insights. Tracking social media activity helped correctly position the portfolio in the consumer discretionary sector, contributing to absolute performance. Furthermore, measures that gather sentiment from informed investor positioning worked well in healthcare. Positioning in the sector was also driven by a macro-related insight favoring companies likely to benefit from growing demand for GLP-1 treatments. Macro-related insights that assess industry-level positioning, which led to holdings in information technology stocks that benefited from enthusiasm about artificial intelligence, further helped results.

What detracted from performance?

Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in metals and mining companies that posted negative returns. Additionally, quality insights with a preference for more stable companies lagged due to the “risk-off” tone in the market.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Russell 1000® Index
Jan 15	$9,504	$9,725
Feb 15	$10,168	$10,287
Mar 15	$10,021	$10,159
Apr 15	$10,033	$10,231
May 15	$10,231	$10,365
Jun 15	$10,072	$10,171
Jul 15	$10,306	$10,367
Aug 15	$9,692	$9,743
Sep 15	$9,396	$9,476
Oct 15	$10,182	$10,243
Nov 15	$10,185	$10,277
Dec 15	$10,052	$10,092
Jan 16	$9,370	$9,549
Feb 16	$9,255	$9,545
Mar 16	$9,885	$10,210
Apr 16	$9,824	$10,266
May 16	$9,991	$10,446
Jun 16	$9,853	$10,469
Jul 16	$10,247	$10,868
Aug 16	$10,354	$10,882
Sep 16	$10,367	$10,891
Oct 16	$10,254	$10,679
Nov 16	$10,878	$11,100
Dec 16	$11,112	$11,308
Jan 17	$11,356	$11,536
Feb 17	$11,882	$11,982
Mar 17	$11,851	$11,990
Apr 17	$12,063	$12,116
May 17	$12,133	$12,271
Jun 17	$12,182	$12,357
Jul 17	$12,417	$12,601
Aug 17	$12,503	$12,641
Sep 17	$12,833	$12,910
Oct 17	$13,106	$13,206
Nov 17	$13,482	$13,609
Dec 17	$13,594	$13,761
Jan 18	$14,492	$14,516
Feb 18	$14,038	$13,983
Mar 18	$13,785	$13,666
Apr 18	$13,752	$13,712
May 18	$14,048	$14,062
Jun 18	$14,091	$14,153
Jul 18	$14,558	$14,642
Aug 18	$15,089	$15,146
Sep 18	$15,119	$15,204
Oct 18	$13,944	$14,128
Nov 18	$14,163	$14,415
Dec 18	$12,884	$13,102
Jan 19	$14,008	$14,200
Feb 19	$14,506	$14,681
Mar 19	$14,675	$14,937
Apr 19	$15,274	$15,540
May 19	$14,415	$14,550
Jun 19	$15,257	$15,571
Jul 19	$15,423	$15,813
Aug 19	$15,089	$15,523
Sep 19	$15,310	$15,792
Oct 19	$15,615	$16,127
Nov 19	$16,180	$16,736
Dec 19	$16,611	$17,220
Jan 20	$16,707	$17,238
Feb 20	$15,329	$15,830
Mar 20	$13,328	$13,738
Apr 20	$15,124	$15,553
May 20	$15,879	$16,374
Jun 20	$16,242	$16,736
Jul 20	$17,119	$17,716
Aug 20	$18,444	$19,016
Sep 20	$17,720	$18,321
Oct 20	$17,138	$17,879
Nov 20	$19,131	$19,985
Dec 20	$19,899	$20,830
Jan 21	$19,719	$20,658
Feb 21	$20,358	$21,257
Mar 21	$21,177	$22,061
Apr 21	$22,322	$23,249
May 21	$22,555	$23,359
Jun 21	$23,074	$23,944
Jul 21	$23,673	$24,442
Aug 21	$24,227	$25,149
Sep 21	$23,057	$23,994
Oct 21	$24,604	$25,659
Nov 21	$24,501	$25,315
Dec 21	$25,559	$26,340
Jan 22	$24,110	$24,855
Feb 22	$23,265	$24,173
Mar 22	$24,001	$24,989
Apr 22	$21,925	$22,761
May 22	$21,901	$22,727
Jun 22	$20,041	$20,823
Jul 22	$21,686	$22,763
Aug 22	$20,802	$21,889
Sep 22	$18,948	$19,863
Oct 22	$20,556	$21,456
Nov 22	$21,674	$22,617
Dec 22	$20,450	$21,302
Jan 23	$21,753	$22,730
Feb 23	$21,269	$22,189
Mar 23	$21,902	$22,891
Apr 23	$22,051	$23,175
May 23	$22,051	$23,283
Jun 23	$23,627	$24,855
Jul 23	$24,332	$25,710
Aug 23	$23,972	$25,260
Sep 23	$22,867	$24,073
Oct 23	$22,383	$23,491
Nov 23	$24,493	$25,685
Dec 23	$25,609	$26,953
Jan 24	$26,034	$27,329
Feb 24	$27,310	$28,805
Mar 24	$28,561	$29,728
Apr 24	$27,360	$28,463
May 24	$28,786	$29,804
Jun 24	$29,825	$30,790
Jul 24	$30,221	$31,238
Aug 24	$30,947	$31,979
Sep 24	$31,548	$32,663
Oct 24	$31,222	$32,434
Nov 24	$33,049	$34,522
Dec 24	$32,124	$33,560

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	25.44%	14.10%	12.38%
Russell 1000® Index...
	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 198,705,729
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 959,292
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$198,705,729
Number of Portfolio Holdings...
192
Net Investment Advisory Fees...
$959,292
Portfolio Turnover Rate...
114%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
30.9%
Financials...
14.2
Consumer Discretionary...
11.7
Industrials...
10.3
Health Care...
10.2
Communication Services...
9.4
Consumer Staples...
4.3
Materials...
2.6
Energy...
2.4
Real Estate...
1.8
Utilities...
1.3
Short-Term Securities...
2.9
Liabilities in Excess of Other Assets...
(2.0)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007906
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core V.I. Fund
Class Name	Class II Shares
Trading Symbol	LGCII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$94	0.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class II Shares returned 25.28%.

  For the same period, the Russell 1000® Index returned 24.51%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven primarily by sentiment- and macro-related insights. Tracking social media activity helped correctly position the portfolio in the consumer discretionary sector, contributing to absolute performance. Furthermore, measures that gather sentiment from informed investor positioning worked well in healthcare. Positioning in the sector was also driven by a macro-related insight favoring companies likely to benefit from growing demand for GLP-1 treatments. Macro-related insights that assess industry-level positioning, which led to holdings in information technology stocks that benefited from enthusiasm about artificial intelligence, further helped results.

What detracted from performance?

Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in metals and mining companies that posted negative returns. Additionally, quality insights with a preference for more stable companies lagged due to the “risk-off” tone in the market.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class II Shares	Russell 1000® Index
Jan 15	$9,501	$9,725
Feb 15	$10,165	$10,287
Mar 15	$10,018	$10,159
Apr 15	$10,027	$10,231
May 15	$10,225	$10,365
Jun 15	$10,063	$10,171
Jul 15	$10,294	$10,367
Aug 15	$9,680	$9,743
Sep 15	$9,384	$9,476
Oct 15	$10,166	$10,243
Nov 15	$10,169	$10,277
Dec 15	$10,034	$10,092
Jan 16	$9,353	$9,549
Feb 16	$9,239	$9,545
Mar 16	$9,864	$10,210
Apr 16	$9,801	$10,266
May 16	$9,967	$10,446
Jun 16	$9,829	$10,469
Jul 16	$10,222	$10,868
Aug 16	$10,326	$10,882
Sep 16	$10,335	$10,891
Oct 16	$10,222	$10,679
Nov 16	$10,842	$11,100
Dec 16	$11,078	$11,308
Jan 17	$11,317	$11,536
Feb 17	$11,837	$11,982
Mar 17	$11,806	$11,990
Apr 17	$12,018	$12,116
May 17	$12,084	$12,271
Jun 17	$12,129	$12,357
Jul 17	$12,364	$12,601
Aug 17	$12,445	$12,641
Sep 17	$12,774	$12,910
Oct 17	$13,042	$13,206
Nov 17	$13,417	$13,609
Dec 17	$13,523	$13,761
Jan 18	$14,416	$14,516
Feb 18	$13,965	$13,983
Mar 18	$13,709	$13,666
Apr 18	$13,675	$13,712
May 18	$13,970	$14,062
Jun 18	$14,008	$14,153
Jul 18	$14,472	$14,642
Aug 18	$14,996	$15,146
Sep 18	$15,025	$15,204
Oct 18	$13,857	$14,128
Nov 18	$14,070	$14,415
Dec 18	$12,798	$13,102
Jan 19	$13,913	$14,200
Feb 19	$14,407	$14,681
Mar 19	$14,569	$14,937
Apr 19	$15,163	$15,540
May 19	$14,306	$14,550
Jun 19	$15,141	$15,571
Jul 19	$15,305	$15,813
Aug 19	$14,969	$15,523
Sep 19	$15,187	$15,792
Oct 19	$15,484	$16,127
Nov 19	$16,045	$16,736
Dec 19	$16,466	$17,220
Jan 20	$16,562	$17,238
Feb 20	$15,197	$15,830
Mar 20	$13,210	$13,738
Apr 20	$14,988	$15,553
May 20	$15,736	$16,374
Jun 20	$16,095	$16,736
Jul 20	$16,958	$17,716
Aug 20	$18,270	$19,016
Sep 20	$17,547	$18,321
Oct 20	$16,970	$17,879
Nov 20	$18,944	$19,985
Dec 20	$19,704	$20,830
Jan 21	$19,519	$20,658
Feb 21	$20,144	$21,257
Mar 21	$20,953	$22,061
Apr 21	$22,085	$23,249
May 21	$22,309	$23,359
Jun 21	$22,822	$23,944
Jul 21	$23,407	$24,442
Aug 21	$23,955	$25,149
Sep 21	$22,798	$23,994
Oct 21	$24,320	$25,659
Nov 21	$24,218	$25,315
Dec 21	$25,260	$26,340
Jan 22	$23,821	$24,855
Feb 22	$22,977	$24,173
Mar 22	$23,702	$24,989
Apr 22	$21,657	$22,761
May 22	$21,621	$22,727
Jun 22	$19,790	$20,823
Jul 22	$21,422	$22,763
Aug 22	$20,527	$21,889
Sep 22	$18,700	$19,863
Oct 22	$20,285	$21,456
Nov 22	$21,385	$22,617
Dec 22	$20,165	$21,302
Jan 23	$21,458	$22,730
Feb 23	$20,970	$22,189
Mar 23	$21,605	$22,891
Apr 23	$21,751	$23,175
May 23	$21,739	$23,283
Jun 23	$23,288	$24,855
Jul 23	$23,982	$25,710
Aug 23	$23,628	$25,260
Sep 23	$22,542	$24,073
Oct 23	$22,054	$23,491
Nov 23	$24,128	$25,685
Dec 23	$25,212	$26,953
Jan 24	$25,642	$27,329
Feb 24	$26,894	$28,805
Mar 24	$28,122	$29,728
Apr 24	$26,931	$28,463
May 24	$28,331	$29,804
Jun 24	$29,350	$30,790
Jul 24	$29,739	$31,238
Aug 24	$30,452	$31,979
Sep 24	$31,029	$32,663
Oct 24	$30,710	$32,434
Nov 24	$32,503	$34,522
Dec 24	$31,585	$33,560

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class II Shares ...
	25.28%	13.91%	12.19%
Russell 1000® Index...
	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 198,705,729
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 959,292
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$198,705,729
Number of Portfolio Holdings...
192
Net Investment Advisory Fees...
$959,292
Portfolio Turnover Rate...
114%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
30.9%
Financials...
14.2
Consumer Discretionary...
11.7
Industrials...
10.3
Health Care...
10.2
Communication Services...
9.4
Consumer Staples...
4.3
Materials...
2.6
Energy...
2.4
Real Estate...
1.8
Utilities...
1.3
Short-Term Securities...
2.9
Liabilities in Excess of Other Assets...
(2.0)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007907
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core V.I. Fund
Class Name	Class III Shares
Trading Symbol	LCIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$106	0.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 25.11%.

  For the same period, the Russell 1000® Index returned 24.51%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven primarily by sentiment- and macro-related insights. Tracking social media activity helped correctly position the portfolio in the consumer discretionary sector, contributing to absolute performance. Furthermore, measures that gather sentiment from informed investor positioning worked well in healthcare. Positioning in the sector was also driven by a macro-related insight favoring companies likely to benefit from growing demand for GLP-1 treatments. Macro-related insights that assess industry-level positioning, which led to holdings in information technology stocks that benefited from enthusiasm about artificial intelligence, further helped results.

What detracted from performance?

Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in metals and mining companies that posted negative returns. Additionally, quality insights with a preference for more stable companies lagged due to the “risk-off” tone in the market.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Russell 1000® Index
Jan 15	$9,499	$9,725
Feb 15	$10,163	$10,287
Mar 15	$10,015	$10,159
Apr 15	$10,024	$10,231
May 15	$10,220	$10,365
Jun 15	$10,057	$10,171
Jul 15	$10,287	$10,367
Aug 15	$9,672	$9,743
Sep 15	$9,378	$9,476
Oct 15	$10,155	$10,243
Nov 15	$10,158	$10,277
Dec 15	$10,023	$10,092
Jan 16	$9,340	$9,549
Feb 16	$9,225	$9,545
Mar 16	$9,850	$10,210
Apr 16	$9,786	$10,266
May 16	$9,949	$10,446
Jun 16	$9,812	$10,469
Jul 16	$10,203	$10,868
Aug 16	$10,304	$10,882
Sep 16	$10,313	$10,891
Oct 16	$10,200	$10,679
Nov 16	$10,816	$11,100
Dec 16	$11,052	$11,308
Jan 17	$11,288	$11,536
Feb 17	$11,807	$11,982
Mar 17	$11,776	$11,990
Apr 17	$11,985	$12,116
May 17	$12,051	$12,271
Jun 17	$12,096	$12,357
Jul 17	$12,329	$12,601
Aug 17	$12,407	$12,641
Sep 17	$12,733	$12,910
Oct 17	$13,000	$13,206
Nov 17	$13,372	$13,609
Dec 17	$13,479	$13,761
Jan 18	$14,367	$14,516
Feb 18	$13,914	$13,983
Mar 18	$13,661	$13,666
Apr 18	$13,627	$13,712
May 18	$13,914	$14,062
Jun 18	$13,952	$14,153
Jul 18	$14,414	$14,642
Aug 18	$14,935	$15,146
Sep 18	$14,960	$15,204
Oct 18	$13,795	$14,128
Nov 18	$14,009	$14,415
Dec 18	$12,737	$13,102
Jan 19	$13,847	$14,200
Feb 19	$14,337	$14,681
Mar 19	$14,501	$14,937
Apr 19	$15,087	$15,540
May 19	$14,236	$14,550
Jun 19	$15,064	$15,571
Jul 19	$15,223	$15,813
Aug 19	$14,891	$15,523
Sep 19	$15,105	$15,792
Oct 19	$15,404	$16,127
Nov 19	$15,956	$16,736
Dec 19	$16,374	$17,220
Jan 20	$16,470	$17,238
Feb 20	$15,111	$15,830
Mar 20	$13,132	$13,738
Apr 20	$14,894	$15,553
May 20	$15,640	$16,374
Jun 20	$15,995	$16,736
Jul 20	$16,850	$17,716
Aug 20	$18,156	$19,016
Sep 20	$17,436	$18,321
Oct 20	$16,856	$17,879
Nov 20	$18,815	$19,985
Dec 20	$19,566	$20,830
Jan 21	$19,388	$20,658
Feb 21	$20,003	$21,257
Mar 21	$20,803	$22,061
Apr 21	$21,928	$23,249
May 21	$22,153	$23,359
Jun 21	$22,655	$23,944
Jul 21	$23,237	$24,442
Aug 21	$23,774	$25,149
Sep 21	$22,625	$23,994
Oct 21	$24,135	$25,659
Nov 21	$24,033	$25,315
Dec 21	$25,057	$26,340
Jan 22	$23,632	$24,855
Feb 22	$22,803	$24,173
Mar 22	$23,522	$24,989
Apr 22	$21,489	$22,761
May 22	$21,456	$22,727
Jun 22	$19,633	$20,823
Jul 22	$21,248	$22,763
Aug 22	$20,361	$21,889
Sep 22	$18,543	$19,863
Oct 22	$20,115	$21,456
Nov 22	$21,203	$22,617
Dec 22	$20,007	$21,302
Jan 23	$21,285	$22,730
Feb 23	$20,798	$22,189
Mar 23	$21,420	$22,891
Apr 23	$21,567	$23,175
May 23	$21,556	$23,283
Jun 23	$23,083	$24,855
Jul 23	$23,771	$25,710
Aug 23	$23,420	$25,260
Sep 23	$22,334	$24,073
Oct 23	$21,859	$23,491
Nov 23	$23,907	$25,685
Dec 23	$24,988	$26,953
Jan 24	$25,409	$27,329
Feb 24	$26,648	$28,805
Mar 24	$27,864	$29,728
Apr 24	$26,682	$28,463
May 24	$28,057	$29,804
Jun 24	$29,069	$30,790
Jul 24	$29,452	$31,238
Aug 24	$30,157	$31,979
Sep 24	$30,726	$32,663
Oct 24	$30,407	$32,434
Nov 24	$32,181	$34,522
Dec 24	$31,263	$33,560

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	25.11%	13.81%	12.07%
Russell 1000® Index...
	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 198,705,729
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 959,292
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$198,705,729
Number of Portfolio Holdings...
192
Net Investment Advisory Fees...
$959,292
Portfolio Turnover Rate...
114%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
30.9%
Financials...
14.2
Consumer Discretionary...
11.7
Industrials...
10.3
Health Care...
10.2
Communication Services...
9.4
Consumer Staples...
4.3
Materials...
2.6
Energy...
2.4
Real Estate...
1.8
Utilities...
1.3
Short-Term Securities...
2.9
Liabilities in Excess of Other Assets...
(2.0)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007911
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value V.I. Fund
Class Name	Class I Shares
Trading Symbol	LCATT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 16.32%.

  For the same period, Russell 1000® Index returned 24.51% and the Russell 1000® Value Index returned 14.37%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven primarily by sentiment- and macro-related insights. Insights that gather sentiment from informed investor positioning worked well in the information technology sector. Further, measures focused on social media likes helped correctly position the portfolio in the consumer discretionary sector. Macro thematic insights focusing on industry-level activity in the private markets were additive by driving successful positioning in industrials. Performance was further bolstered by macro-related insights favoring companies likely to benefit from growing demand for GLP-1 treatments. In addition, fundamental quality measures using text-based predictions for growth led to a successful positioning in financials.

What detracted from performance?

Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental quality and valuation measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in the materials sector. Fundamental quality measures that compare stocks using balance sheet metrics also detracted by motivating positions in chemical stocks that experienced losses.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 15	$9,427	$9,725	$9,600
Feb 15	$10,055	$10,287	$10,065
Mar 15	$9,898	$10,159	$9,928
Apr 15	$9,961	$10,231	$10,021
May 15	$10,157	$10,365	$10,141
Jun 15	$10,016	$10,171	$9,939
Jul 15	$10,153	$10,367	$9,982
Aug 15	$9,572	$9,743	$9,388
Sep 15	$9,286	$9,476	$9,104
Oct 15	$9,970	$10,243	$9,791
Nov 15	$9,994	$10,277	$9,829
Dec 15	$9,828	$10,092	$9,617
Jan 16	$9,109	$9,549	$9,120
Feb 16	$9,041	$9,545	$9,118
Mar 16	$9,665	$10,210	$9,775
Apr 16	$9,742	$10,266	$9,980
May 16	$9,870	$10,446	$10,135
Jun 16	$9,776	$10,469	$10,223
Jul 16	$10,076	$10,868	$10,520
Aug 16	$10,222	$10,882	$10,601
Sep 16	$10,231	$10,891	$10,579
Oct 16	$10,145	$10,679	$10,415
Nov 16	$10,919	$11,100	$11,010
Dec 16	$11,164	$11,308	$11,285
Jan 17	$11,303	$11,536	$11,365
Feb 17	$11,812	$11,982	$11,774
Mar 17	$11,655	$11,990	$11,654
Apr 17	$11,738	$12,116	$11,632
May 17	$11,701	$12,271	$11,621
Jun 17	$11,849	$12,357	$11,811
Jul 17	$12,031	$12,601	$11,967
Aug 17	$12,003	$12,641	$11,828
Sep 17	$12,448	$12,910	$12,178
Oct 17	$12,542	$13,206	$12,267
Nov 17	$12,921	$13,609	$12,642
Dec 17	$13,087	$13,761	$12,827
Jan 18	$13,678	$14,516	$13,323
Feb 18	$13,062	$13,983	$12,687
Mar 18	$12,927	$13,666	$12,464
Apr 18	$12,939	$13,712	$12,505
May 18	$12,976	$14,062	$12,579
Jun 18	$13,001	$14,153	$12,610
Jul 18	$13,495	$14,642	$13,109
Aug 18	$13,744	$15,146	$13,303
Sep 18	$13,781	$15,204	$13,329
Oct 18	$12,935	$14,128	$12,639
Nov 18	$13,258	$14,415	$13,016
Dec 18	$12,013	$13,102	$11,767
Jan 19	$12,957	$14,200	$12,682
Feb 19	$13,415	$14,681	$13,088
Mar 19	$13,429	$14,937	$13,171
Apr 19	$13,915	$15,540	$13,638
May 19	$13,129	$14,550	$12,761
Jun 19	$13,915	$15,571	$13,677
Jul 19	$14,020	$15,813	$13,791
Aug 19	$13,605	$15,523	$13,385
Sep 19	$14,020	$15,792	$13,863
Oct 19	$14,177	$16,127	$14,056
Nov 19	$14,649	$16,736	$14,491
Dec 19	$15,004	$17,220	$14,890
Jan 20	$14,699	$17,238	$14,569
Feb 20	$13,254	$15,830	$13,158
Mar 20	$11,154	$13,738	$10,910
Apr 20	$12,463	$15,553	$12,136
May 20	$12,843	$16,374	$12,552
Jun 20	$12,797	$16,736	$12,469
Jul 20	$13,249	$17,716	$12,962
Aug 20	$13,897	$19,016	$13,497
Sep 20	$13,480	$18,321	$13,166
Oct 20	$13,187	$17,879	$12,993
Nov 20	$15,022	$19,985	$14,741
Dec 20	$15,553	$20,830	$15,306
Jan 21	$15,365	$20,658	$15,166
Feb 21	$16,288	$21,257	$16,082
Mar 21	$17,258	$22,061	$17,028
Apr 21	$17,994	$23,249	$17,709
May 21	$18,479	$23,359	$18,123
Jun 21	$18,244	$23,944	$17,915
Jul 21	$18,576	$24,442	$18,059
Aug 21	$18,874	$25,149	$18,417
Sep 21	$18,121	$23,994	$17,776
Oct 21	$18,984	$25,659	$18,678
Nov 21	$18,514	$25,315	$18,020
Dec 21	$19,678	$26,340	$19,157
Jan 22	$19,112	$24,855	$18,711
Feb 22	$18,753	$24,173	$18,493
Mar 22	$19,281	$24,989	$19,015
Apr 22	$18,300	$22,761	$17,943
May 22	$18,640	$22,727	$18,292
Jun 22	$16,999	$20,823	$16,694
Jul 22	$18,000	$22,763	$17,801
Aug 22	$17,424	$21,889	$17,270
Sep 22	$16,003	$19,863	$15,756
Oct 22	$17,732	$21,456	$17,371
Nov 22	$18,788	$22,617	$18,457
Dec 22	$18,072	$21,302	$17,713
Jan 23	$18,977	$22,730	$18,631
Feb 23	$18,407	$22,189	$17,974
Mar 23	$18,387	$22,891	$17,891
Apr 23	$18,525	$23,175	$18,161
May 23	$17,797	$23,283	$17,460
Jun 23	$19,016	$24,855	$18,620
Jul 23	$19,656	$25,710	$19,275
Aug 23	$19,300	$25,260	$18,754
Sep 23	$18,629	$24,073	$18,031
Oct 23	$18,076	$23,491	$17,395
Nov 23	$19,537	$25,685	$18,707
Dec 23	$20,549	$26,953	$19,743
Jan 24	$20,715	$27,329	$19,764
Feb 24	$21,337	$28,805	$20,493
Mar 24	$22,645	$29,728	$21,517
Apr 24	$21,649	$28,463	$20,598
May 24	$22,396	$29,804	$21,251
Jun 24	$22,417	$30,790	$21,051
Jul 24	$23,489	$31,238	$22,127
Aug 24	$24,159	$31,979	$22,721
Sep 24	$24,453	$32,663	$23,036
Oct 24	$24,138	$32,434	$22,783
Nov 24	$25,605	$34,522	$24,238
Dec 24	$23,903	$33,560	$22,580

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	16.32%	9.76%	9.11%
Russell 1000® Index...
	24.51	14.28	12.87
Russell 1000® Value Index...
	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 100,510,867
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 463,689
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$100,510,867
Number of Portfolio Holdings...
230
Net Investment Advisory Fees...
$463,689
Portfolio Turnover Rate...
128%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
23.3%
Industrials...
15.5
Health Care...
14.3
Information Technology...
9.7
Consumer Discretionary...
7.0
Consumer Staples...
6.9
Energy...
6.2
Communication Services...
4.4
Materials...
4.0
Utilities...
3.9
Real Estate...
3.7
Short-Term Securities...
4.0
Liabilities in Excess of Other Assets...
(2.9)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007913
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value V.I. Fund
Class Name	Class III Shares
Trading Symbol	LVIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 16.13%.

  For the same period, Russell 1000® Index returned 24.51% and the Russell 1000® Value Index returned 14.37%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven primarily by sentiment- and macro-related insights. Insights that gather sentiment from informed investor positioning worked well in the information technology sector. Further, measures focused on social media likes helped correctly position the portfolio in the consumer discretionary sector. Macro thematic insights focusing on industry-level activity in the private markets were additive by driving successful positioning in industrials. Performance was further bolstered by macro-related insights favoring companies likely to benefit from growing demand for GLP-1 treatments. In addition, fundamental quality measures using text-based predictions for growth led to a successful positioning in financials.

What detracted from performance?

Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental quality and valuation measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in the materials sector. Fundamental quality measures that compare stocks using balance sheet metrics also detracted by motivating positions in chemical stocks that experienced losses.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 15	$9,421	$9,725	$9,600
Feb 15	$10,048	$10,287	$10,065
Mar 15	$9,889	$10,159	$9,928
Apr 15	$9,952	$10,231	$10,021
May 15	$10,143	$10,365	$10,141
Jun 15	$9,992	$10,171	$9,939
Jul 15	$10,131	$10,367	$9,982
Aug 15	$9,552	$9,743	$9,388
Sep 15	$9,263	$9,476	$9,104
Oct 15	$9,938	$10,243	$9,791
Nov 15	$9,962	$10,277	$9,829
Dec 15	$9,789	$10,092	$9,617
Jan 16	$9,075	$9,549	$9,120
Feb 16	$8,997	$9,545	$9,118
Mar 16	$9,617	$10,210	$9,775
Apr 16	$9,694	$10,266	$9,980
May 16	$9,815	$10,446	$10,135
Jun 16	$9,720	$10,469	$10,223
Jul 16	$10,022	$10,868	$10,520
Aug 16	$10,161	$10,882	$10,601
Sep 16	$10,169	$10,891	$10,579
Oct 16	$10,083	$10,679	$10,415
Nov 16	$10,836	$11,100	$11,010
Dec 16	$11,079	$11,308	$11,285
Jan 17	$11,218	$11,536	$11,365
Feb 17	$11,720	$11,982	$11,774
Mar 17	$11,562	$11,990	$11,654
Apr 17	$11,646	$12,116	$11,632
May 17	$11,599	$12,271	$11,621
Jun 17	$11,739	$12,357	$11,811
Jul 17	$11,921	$12,601	$11,967
Aug 17	$11,883	$12,641	$11,828
Sep 17	$12,321	$12,910	$12,178
Oct 17	$12,416	$13,206	$12,267
Nov 17	$12,787	$13,609	$12,642
Dec 17	$12,947	$13,761	$12,827
Jan 18	$13,528	$14,516	$13,323
Feb 18	$12,909	$13,983	$12,687
Mar 18	$12,773	$13,666	$12,464
Apr 18	$12,786	$13,712	$12,505
May 18	$12,823	$14,062	$12,579
Jun 18	$12,835	$14,153	$12,610
Jul 18	$13,332	$14,642	$13,109
Aug 18	$13,570	$15,146	$13,303
Sep 18	$13,607	$15,204	$13,329
Oct 18	$12,769	$14,128	$12,639
Nov 18	$13,094	$14,415	$13,016
Dec 18	$11,851	$13,102	$11,767
Jan 19	$12,786	$14,200	$12,682
Feb 19	$13,232	$14,681	$13,088
Mar 19	$13,246	$14,937	$13,171
Apr 19	$13,721	$15,540	$13,638
May 19	$12,944	$14,550	$12,761
Jun 19	$13,721	$15,571	$13,677
Jul 19	$13,812	$15,813	$13,791
Aug 19	$13,409	$15,523	$13,385
Sep 19	$13,812	$15,792	$13,863
Oct 19	$13,955	$16,127	$14,056
Nov 19	$14,416	$16,736	$14,491
Dec 19	$14,766	$17,220	$14,890
Jan 20	$14,461	$17,238	$14,569
Feb 20	$13,054	$15,830	$13,158
Mar 20	$10,975	$13,738	$10,910
Apr 20	$12,244	$15,553	$12,136
May 20	$12,626	$16,374	$12,552
Jun 20	$12,580	$16,736	$12,469
Jul 20	$13,018	$17,716	$12,962
Aug 20	$13,654	$19,016	$13,497
Sep 20	$13,235	$18,321	$13,166
Oct 20	$12,956	$17,879	$12,993
Nov 20	$14,754	$19,985	$14,741
Dec 20	$15,272	$20,830	$15,306
Jan 21	$15,084	$20,658	$15,166
Feb 21	$15,994	$21,257	$16,082
Mar 21	$16,936	$22,061	$17,028
Apr 21	$17,658	$23,249	$17,709
May 21	$18,128	$23,359	$18,123
Jun 21	$17,877	$23,944	$17,915
Jul 21	$18,211	$24,442	$18,059
Aug 21	$18,494	$25,149	$18,417
Sep 21	$17,754	$23,994	$17,776
Oct 21	$18,604	$25,659	$18,678
Nov 21	$18,132	$25,315	$18,020
Dec 21	$19,276	$26,340	$19,157
Jan 22	$18,707	$24,855	$18,711
Feb 22	$18,346	$24,173	$18,493
Mar 22	$18,877	$24,989	$19,015
Apr 22	$17,910	$22,761	$17,943
May 22	$18,232	$22,727	$18,292
Jun 22	$16,639	$20,823	$16,694
Jul 22	$17,608	$22,763	$17,801
Aug 22	$17,028	$21,889	$17,270
Sep 22	$15,637	$19,863	$15,756
Oct 22	$17,318	$21,456	$17,371
Nov 22	$18,362	$22,617	$18,457
Dec 22	$17,655	$21,302	$17,713
Jan 23	$18,544	$22,730	$18,631
Feb 23	$17,971	$22,189	$17,974
Mar 23	$17,951	$22,891	$17,891
Apr 23	$18,070	$23,175	$18,161
May 23	$17,379	$23,283	$17,460
Jun 23	$18,564	$24,855	$18,620
Jul 23	$19,166	$25,710	$19,275
Aug 23	$18,829	$25,260	$18,754
Sep 23	$18,174	$24,073	$18,031
Oct 23	$17,619	$23,491	$17,395
Nov 23	$19,028	$25,685	$18,707
Dec 23	$20,016	$26,953	$19,743
Jan 24	$20,182	$27,329	$19,764
Feb 24	$20,786	$28,805	$20,493
Mar 24	$22,036	$29,728	$21,517
Apr 24	$21,078	$28,463	$20,598
May 24	$21,807	$29,804	$21,251
Jun 24	$21,807	$30,790	$21,051
Jul 24	$22,841	$31,238	$22,127
Aug 24	$23,514	$31,979	$22,721
Sep 24	$23,787	$32,663	$23,036
Oct 24	$23,472	$32,434	$22,783
Nov 24	$24,902	$34,522	$24,238
Dec 24	$23,243	$33,560	$22,580

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	16.13%	9.50%	8.80%
Russell 1000® Index...
	24.51	14.28	12.87
Russell 1000® Value Index...
	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 100,510,867
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 463,689
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$100,510,867
Number of Portfolio Holdings...
230
Net Investment Advisory Fees...
$463,689
Portfolio Turnover Rate...
128%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
23.3%
Industrials...
15.5
Health Care...
14.3
Information Technology...
9.7
Consumer Discretionary...
7.0
Consumer Staples...
6.9
Energy...
6.2
Communication Services...
4.4
Materials...
4.0
Utilities...
3.9
Real Estate...
3.7
Short-Term Securities...
4.0
Liabilities in Excess of Other Assets...
(2.9)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007914
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap V.I. Fund
Class Name	Class I Shares
Trading Symbol	SMCPI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 12.05%.

  For the same period, the Russell 3000® Index returned 23.81% and the Russell 2500TM Index returned 12.00%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven by sentiment insights. The returns of the Fund’s macro and fundamental insights were more muted. Insights gauging sentiment from earnings calls and broker reports were additive, leading to successful positioning in the information technology sector. Additionally, social media engagement measures motivated favorable positioning in the consumer discretionary sector. Fundamental quality measures, which favor companies with founders in management roles, contributed in the financials and industrials sectors.

What detracted from performance?

Certain fundamental quality- and valuation-related measures experienced negative absolute returns. Traditional valuation measures looking at various balance sheet ratios detracted in the materials sector. In addition, fundamental quality measures favoring companies with longer debt maturities detracted in energy due to the higher interest rate environment that persisted for most of the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Russell 3000® Index	Russell 2500™ Index
Jan 15	$9,544	$9,722	$9,795
Feb 15	$10,048	$10,285	$10,379
Mar 15	$10,245	$10,180	$10,517
Apr 15	$10,145	$10,226	$10,333
May 15	$10,256	$10,368	$10,554
Jun 15	$10,263	$10,194	$10,481
Jul 15	$10,072	$10,365	$10,461
Aug 15	$9,626	$9,739	$9,842
Sep 15	$9,101	$9,455	$9,402
Oct 15	$9,660	$10,202	$9,927
Nov 15	$9,811	$10,258	$10,122
Dec 15	$9,339	$10,048	$9,710
Jan 16	$8,540	$9,481	$8,936
Feb 16	$8,708	$9,478	$8,998
Mar 16	$9,432	$10,145	$9,748
Apr 16	$9,568	$10,208	$9,892
May 16	$9,665	$10,391	$10,100
Jun 16	$9,769	$10,412	$10,096
Jul 16	$10,235	$10,825	$10,623
Aug 16	$10,549	$10,853	$10,708
Sep 16	$10,541	$10,870	$10,759
Oct 16	$10,043	$10,635	$10,322
Nov 16	$11,337	$11,111	$11,200
Dec 16	$11,548	$11,327	$11,418
Jan 17	$11,507	$11,541	$11,576
Feb 17	$11,672	$11,970	$11,855
Mar 17	$11,565	$11,978	$11,847
Apr 17	$11,639	$12,105	$11,938
May 17	$11,507	$12,229	$11,805
Jun 17	$11,718	$12,339	$12,100
Jul 17	$11,949	$12,572	$12,225
Aug 17	$12,059	$12,596	$12,123
Sep 17	$12,387	$12,903	$12,673
Oct 17	$12,667	$13,185	$12,870
Nov 17	$13,067	$13,585	$13,292
Dec 17	$13,171	$13,721	$13,337
Jan 18	$13,813	$14,444	$13,744
Feb 18	$13,315	$13,912	$13,179
Mar 18	$13,079	$13,633	$13,305
Apr 18	$13,048	$13,684	$13,337
May 18	$13,443	$14,071	$13,964
Jun 18	$13,495	$14,163	$14,065
Jul 18	$13,928	$14,633	$14,337
Aug 18	$14,452	$15,147	$14,952
Sep 18	$14,457	$15,172	$14,725
Oct 18	$13,306	$14,055	$13,230
Nov 18	$13,523	$14,336	$13,480
Dec 18	$12,329	$13,002	$12,003
Jan 19	$13,451	$14,118	$13,385
Feb 19	$13,930	$14,614	$14,017
Mar 19	$14,017	$14,828	$13,902
Apr 19	$14,619	$15,420	$14,389
May 19	$13,784	$14,422	$13,365
Jun 19	$14,613	$15,435	$14,313
Jul 19	$14,779	$15,664	$14,462
Aug 19	$14,423	$15,345	$13,884
Sep 19	$14,616	$15,614	$14,130
Oct 19	$14,931	$15,950	$14,400
Nov 19	$15,492	$16,557	$15,018
Dec 19	$15,902	$17,035	$15,336
Jan 20	$15,973	$17,016	$15,025
Feb 20	$14,670	$15,623	$13,765
Mar 20	$12,677	$13,475	$10,778
Apr 20	$14,386	$15,259	$12,346
May 20	$15,109	$16,075	$13,258
Jun 20	$15,502	$16,443	$13,641
Jul 20	$16,284	$17,376	$14,184
Aug 20	$17,544	$18,635	$14,827
Sep 20	$16,839	$17,957	$14,443
Oct 20	$16,376	$17,569	$14,705
Nov 20	$18,308	$19,707	$17,100
Dec 20	$19,077	$20,593	$18,402
Jan 21	$18,966	$20,501	$18,853
Feb 21	$19,757	$21,142	$20,083
Mar 21	$20,083	$21,900	$20,413
Apr 21	$21,082	$23,029	$21,229
May 21	$21,061	$23,134	$21,273
Jun 21	$21,297	$23,705	$21,524
Jul 21	$21,229	$24,105	$21,147
Aug 21	$21,577	$24,793	$21,627
Sep 21	$20,747	$23,681	$20,947
Oct 21	$21,932	$25,282	$21,974
Nov 21	$20,881	$24,897	$21,057
Dec 21	$21,678	$25,877	$21,748
Jan 22	$19,967	$24,355	$19,938
Feb 22	$20,165	$23,741	$20,162
Mar 22	$20,333	$24,512	$20,483
Apr 22	$18,632	$22,312	$18,738
May 22	$18,850	$22,282	$18,801
Jun 22	$17,030	$20,418	$17,005
Jul 22	$18,709	$22,333	$18,764
Aug 22	$18,211	$21,500	$18,265
Sep 22	$16,645	$19,506	$16,526
Oct 22	$18,270	$21,106	$18,111
Nov 22	$19,078	$22,208	$18,876
Dec 22	$18,107	$20,907	$17,753
Jan 23	$19,839	$22,347	$19,528
Feb 23	$19,426	$21,825	$19,070
Mar 23	$18,812	$22,408	$18,355
Apr 23	$18,550	$22,647	$18,115
May 23	$17,946	$22,735	$17,798
Jun 23	$19,617	$24,288	$19,314
Jul 23	$20,499	$25,158	$20,274
Aug 23	$19,864	$24,673	$19,478
Sep 23	$18,897	$23,497	$18,390
Oct 23	$17,739	$22,875	$17,273
Nov 23	$19,371	$25,008	$18,828
Dec 23	$21,526	$26,334	$20,846
Jan 24	$21,079	$26,626	$20,301
Feb 24	$22,024	$28,067	$21,405
Mar 24	$23,091	$28,973	$22,289
Apr 24	$21,648	$27,698	$20,795
May 24	$22,522	$29,006	$21,661
Jun 24	$22,095	$29,904	$21,336
Jul 24	$23,674	$30,460	$22,921
Aug 24	$23,542	$31,123	$22,862
Sep 24	$23,928	$31,767	$23,203
Oct 24	$23,542	$31,534	$22,987
Nov 24	$25,952	$33,632	$25,250
Dec 24	$24,121	$32,604	$23,347

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	12.05%	8.69%	9.20%
Russell 3000® Index...
	23.81	13.86	12.55
Russell 2500™ Index...
	12.00	8.77	8.85

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 161,731,284
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 682,369
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$161,731,284
Number of Portfolio Holdings...
486
Net Investment Advisory Fees...
$682,369
Portfolio Turnover Rate...
115%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
18.0%
Financials...
17.6
Information Technology...
13.2
Consumer Discretionary...
13.2
Health Care...
12.7
Real Estate...
6.9
Materials...
6.1
Energy...
4.4
Communication Services...
2.9
Consumer Staples...
2.4
Utilities...
1.7
Short-Term Securities...
9.8
Liabilities in Excess of Other Assets...
(8.9)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007916
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap V.I. Fund
Class Name	Class III Shares
Trading Symbol	SCIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 11.70%.

  For the same period, the Russell 3000® Index returned 23.81% and the Russell 2500TM Index returned 12.00%.

What contributed to performance?

The Fund delivered strong performance during the reporting period, driven by sentiment insights. The returns of the Fund’s macro and fundamental insights were more muted. Insights gauging sentiment from earnings calls and broker reports were additive, leading to successful positioning in the information technology sector. Additionally, social media engagement measures motivated favorable positioning in the consumer discretionary sector. Fundamental quality measures, which favor companies with founders in management roles, contributed in the financials and industrials sectors.

What detracted from performance?

Certain fundamental quality- and valuation-related measures experienced negative absolute returns. Traditional valuation measures looking at various balance sheet ratios detracted in the materials sector. In addition, fundamental quality measures favoring companies with longer debt maturities detracted in energy due to the higher interest rate environment that persisted for most of the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Russell 3000® Index	Russell 2500™ Index
Jan 15	$9,540	$9,722	$9,795
Feb 15	$10,041	$10,285	$10,379
Mar 15	$10,239	$10,180	$10,517
Apr 15	$10,133	$10,226	$10,333
May 15	$10,248	$10,368	$10,554
Jun 15	$10,253	$10,194	$10,481
Jul 15	$10,061	$10,365	$10,461
Aug 15	$9,609	$9,739	$9,842
Sep 15	$9,087	$9,455	$9,402
Oct 15	$9,642	$10,202	$9,927
Nov 15	$9,793	$10,258	$10,122
Dec 15	$9,322	$10,048	$9,710
Jan 16	$8,525	$9,481	$8,936
Feb 16	$8,687	$9,478	$8,998
Mar 16	$9,408	$10,145	$9,748
Apr 16	$9,546	$10,208	$9,892
May 16	$9,637	$10,391	$10,100
Jun 16	$9,744	$10,412	$10,096
Jul 16	$10,206	$10,825	$10,623
Aug 16	$10,515	$10,853	$10,708
Sep 16	$10,505	$10,870	$10,759
Oct 16	$10,008	$10,635	$10,322
Nov 16	$11,297	$11,111	$11,200
Dec 16	$11,504	$11,327	$11,418
Jan 17	$11,462	$11,541	$11,576
Feb 17	$11,625	$11,970	$11,855
Mar 17	$11,515	$11,978	$11,847
Apr 17	$11,583	$12,105	$11,938
May 17	$11,457	$12,229	$11,805
Jun 17	$11,662	$12,339	$12,100
Jul 17	$11,887	$12,572	$12,225
Aug 17	$11,996	$12,596	$12,123
Sep 17	$12,323	$12,903	$12,673
Oct 17	$12,595	$13,185	$12,870
Nov 17	$12,993	$13,585	$13,292
Dec 17	$13,095	$13,721	$13,337
Jan 18	$13,731	$14,444	$13,744
Feb 18	$13,235	$13,912	$13,179
Mar 18	$12,998	$13,633	$13,305
Apr 18	$12,963	$13,684	$13,337
May 18	$13,347	$14,071	$13,964
Jun 18	$13,396	$14,163	$14,065
Jul 18	$13,824	$14,633	$14,337
Aug 18	$14,341	$15,147	$14,952
Sep 18	$14,348	$15,172	$14,725
Oct 18	$13,201	$14,055	$13,230
Nov 18	$13,414	$14,336	$13,480
Dec 18	$12,224	$13,002	$12,003
Jan 19	$13,333	$14,118	$13,385
Feb 19	$13,808	$14,614	$14,017
Mar 19	$13,892	$14,828	$13,902
Apr 19	$14,484	$15,420	$14,389
May 19	$13,650	$14,422	$13,365
Jun 19	$14,476	$15,435	$14,313
Jul 19	$14,638	$15,664	$14,462
Aug 19	$14,279	$15,345	$13,884
Sep 19	$14,471	$15,614	$14,130
Oct 19	$14,780	$15,950	$14,400
Nov 19	$15,330	$16,557	$15,018
Dec 19	$15,726	$17,035	$15,336
Jan 20	$15,804	$17,016	$15,025
Feb 20	$14,503	$15,623	$13,765
Mar 20	$12,529	$13,475	$10,778
Apr 20	$14,215	$15,259	$12,346
May 20	$14,927	$16,075	$13,258
Jun 20	$15,312	$16,443	$13,641
Jul 20	$16,085	$17,376	$14,184
Aug 20	$17,330	$18,635	$14,827
Sep 20	$16,624	$17,957	$14,443
Oct 20	$16,163	$17,569	$14,705
Nov 20	$18,066	$19,707	$17,100
Dec 20	$18,818	$20,593	$18,402
Jan 21	$18,710	$20,501	$18,853
Feb 21	$19,484	$21,142	$20,083
Mar 21	$19,807	$21,900	$20,413
Apr 21	$20,785	$23,029	$21,229
May 21	$20,764	$23,134	$21,273
Jun 21	$20,990	$23,705	$21,524
Jul 21	$20,916	$24,105	$21,147
Aug 21	$21,251	$24,793	$21,627
Sep 21	$20,437	$23,681	$20,947
Oct 21	$21,596	$25,282	$21,974
Nov 21	$20,560	$24,897	$21,057
Dec 21	$21,329	$25,877	$21,748
Jan 22	$19,655	$24,355	$19,938
Feb 22	$19,836	$23,741	$20,162
Mar 22	$19,998	$24,512	$20,483
Apr 22	$18,323	$22,312	$18,738
May 22	$18,525	$22,282	$18,801
Jun 22	$16,749	$20,418	$17,005
Jul 22	$18,379	$22,333	$18,764
Aug 22	$17,907	$21,500	$18,265
Sep 22	$16,346	$19,506	$16,526
Oct 22	$17,948	$21,106	$18,111
Nov 22	$18,728	$22,208	$18,876
Dec 22	$17,772	$20,907	$17,753
Jan 23	$19,466	$22,347	$19,528
Feb 23	$19,068	$21,825	$19,070
Mar 23	$18,462	$22,408	$18,355
Apr 23	$18,190	$22,647	$18,115
May 23	$17,605	$22,735	$17,798
Jun 23	$19,236	$24,288	$19,314
Jul 23	$20,105	$25,158	$20,274
Aug 23	$19,477	$24,673	$19,478
Sep 23	$18,515	$23,497	$18,390
Oct 23	$17,385	$22,875	$17,273
Nov 23	$18,975	$25,008	$18,828
Dec 23	$21,083	$26,334	$20,846
Jan 24	$20,636	$26,626	$20,301
Feb 24	$21,573	$28,067	$21,405
Mar 24	$22,595	$28,973	$22,289
Apr 24	$21,190	$27,698	$20,795
May 24	$22,042	$29,006	$21,661
Jun 24	$21,616	$29,904	$21,336
Jul 24	$23,156	$30,460	$22,921
Aug 24	$23,007	$31,123	$22,862
Sep 24	$23,391	$31,767	$23,203
Oct 24	$23,007	$31,534	$22,987
Nov 24	$25,353	$33,632	$25,250
Dec 24	$23,551	$32,604	$23,347

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	11.70%	8.41%	8.94%
Russell 3000® Index...
	23.81	13.86	12.55
Russell 2500™ Index...
	12.00	8.77	8.85

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 161,731,284
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 682,369
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$161,731,284
Number of Portfolio Holdings...
486
Net Investment Advisory Fees...
$682,369
Portfolio Turnover Rate...
115%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
18.0%
Financials...
17.6
Information Technology...
13.2
Consumer Discretionary...
13.2
Health Care...
12.7
Real Estate...
6.9
Materials...
6.1
Energy...
4.4
Communication Services...
2.9
Consumer Staples...
2.4
Utilities...
1.7
Short-Term Securities...
9.8
Liabilities in Excess of Other Assets...
(8.9)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007923
Shareholder Report [Line Items]
Fund Name	BlackRock Basic Value V.I. Fund
Class Name	Class I Shares
Trading Symbol	BAVLI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 10.37%.

  For the same period, the Russell 1000® Index returned 24.51% and the Russell 1000® Value Index returned 14.37%.

What contributed to performance?

Positive contributions to performance over the reporting period were led by investment decisions in the financials, industrials and consumer discretionary sectors. In financials, positioning in banks proved additive, highlighted by exposure to one of the largest U.S.-based multinational banks. In industrials, positioning in professional services was beneficial, most notably holdings of a government defense and intelligence contractor. In consumer discretionary, positioning in the automobiles industry added to return, led by holdings of a leading U.S. car manufacturer.

What detracted from performance?

The largest detractors from the Fund’s absolute performance were investment decisions in the healthcare, consumer staples and materials sectors. In healthcare, positioning in healthcare providers and services weighed on performance, most notably holdings of a leading drug store chain and pharmacy benefit manager. In consumer staples, positioning in distribution and retail detracted, in particular holdings of a leading low-price retail chain. In materials, positioning in the containers and packaging industry had a negative impact, including holdings of a leading provider of packaging solutions used with the transport of food and goods.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 15	$9,501	$9,725	$9,600
Feb 15	$10,335	$10,287	$10,065
Mar 15	$10,280	$10,159	$9,928
Apr 15	$10,365	$10,231	$10,021
May 15	$10,475	$10,365	$10,141
Jun 15	$10,323	$10,171	$9,939
Jul 15	$10,347	$10,367	$9,982
Aug 15	$9,611	$9,743	$9,388
Sep 15	$9,109	$9,476	$9,104
Oct 15	$9,783	$10,243	$9,791
Nov 15	$9,697	$10,277	$9,829
Dec 15	$9,405	$10,092	$9,617
Jan 16	$8,807	$9,549	$9,120
Feb 16	$8,708	$9,545	$9,118
Mar 16	$9,489	$10,210	$9,775
Apr 16	$9,834	$10,266	$9,980
May 16	$10,038	$10,446	$10,135
Jun 16	$9,898	$10,469	$10,223
Jul 16	$10,206	$10,868	$10,520
Aug 16	$10,383	$10,882	$10,601
Sep 16	$10,489	$10,891	$10,579
Oct 16	$10,156	$10,679	$10,415
Nov 16	$10,943	$11,100	$11,010
Dec 16	$11,115	$11,308	$11,285
Jan 17	$11,050	$11,536	$11,365
Feb 17	$11,342	$11,982	$11,774
Mar 17	$11,145	$11,990	$11,654
Apr 17	$11,020	$12,116	$11,632
May 17	$10,896	$12,271	$11,621
Jun 17	$11,028	$12,357	$11,811
Jul 17	$11,225	$12,601	$11,967
Aug 17	$11,056	$12,641	$11,828
Sep 17	$11,388	$12,910	$12,178
Oct 17	$11,454	$13,206	$12,267
Nov 17	$11,890	$13,609	$12,642
Dec 17	$12,031	$13,761	$12,827
Jan 18	$12,663	$14,516	$13,323
Feb 18	$12,070	$13,983	$12,687
Mar 18	$11,777	$13,666	$12,464
Apr 18	$11,962	$13,712	$12,505
May 18	$12,023	$14,062	$12,579
Jun 18	$12,062	$14,153	$12,610
Jul 18	$12,607	$14,642	$13,109
Aug 18	$12,881	$15,146	$13,303
Sep 18	$12,881	$15,204	$13,329
Oct 18	$12,186	$14,128	$12,639
Nov 18	$12,264	$14,415	$13,016
Dec 18	$11,087	$13,102	$11,767
Jan 19	$11,937	$14,200	$12,682
Feb 19	$12,295	$14,681	$13,088
Mar 19	$12,331	$14,937	$13,171
Apr 19	$12,823	$15,540	$13,638
May 19	$11,946	$14,550	$12,761
Jun 19	$12,671	$15,571	$13,677
Jul 19	$12,719	$15,813	$13,791
Aug 19	$12,334	$15,523	$13,385
Sep 19	$12,782	$15,792	$13,863
Oct 19	$12,907	$16,127	$14,056
Nov 19	$13,274	$16,736	$14,491
Dec 19	$13,738	$17,220	$14,890
Jan 20	$13,238	$17,238	$14,569
Feb 20	$11,989	$15,830	$13,158
Mar 20	$9,871	$13,738	$10,910
Apr 20	$11,060	$15,553	$12,136
May 20	$11,520	$16,374	$12,552
Jun 20	$11,530	$16,736	$12,469
Jul 20	$11,772	$17,716	$12,962
Aug 20	$12,177	$19,016	$13,497
Sep 20	$11,701	$18,321	$13,166
Oct 20	$11,600	$17,879	$12,993
Nov 20	$13,657	$19,985	$14,741
Dec 20	$14,209	$20,830	$15,306
Jan 21	$14,104	$20,658	$15,166
Feb 21	$14,962	$21,257	$16,082
Mar 21	$15,998	$22,061	$17,028
Apr 21	$16,720	$23,249	$17,709
May 21	$17,149	$23,359	$18,123
Jun 21	$16,731	$23,944	$17,915
Jul 21	$16,762	$24,442	$18,059
Aug 21	$16,900	$25,149	$18,417
Sep 21	$16,463	$23,994	$17,776
Oct 21	$17,135	$25,659	$18,678
Nov 21	$16,260	$25,315	$18,020
Dec 21	$17,289	$26,340	$19,157
Jan 22	$17,400	$24,855	$18,711
Feb 22	$17,585	$24,173	$18,493
Mar 22	$17,635	$24,989	$19,015
Apr 22	$16,819	$22,761	$17,943
May 22	$17,425	$22,727	$18,292
Jun 22	$15,682	$20,823	$16,694
Jul 22	$16,665	$22,763	$17,801
Aug 22	$16,163	$21,889	$17,270
Sep 22	$14,671	$19,863	$15,756
Oct 22	$16,176	$21,456	$17,371
Nov 22	$17,204	$22,617	$18,457
Dec 22	$16,438	$21,302	$17,713
Jan 23	$17,781	$22,730	$18,631
Feb 23	$17,166	$22,189	$17,974
Mar 23	$16,984	$22,891	$17,891
Apr 23	$17,529	$23,175	$18,161
May 23	$16,760	$23,283	$17,460
Jun 23	$18,019	$24,855	$18,620
Jul 23	$18,635	$25,710	$19,275
Aug 23	$17,822	$25,260	$18,754
Sep 23	$17,316	$24,073	$18,031
Oct 23	$16,769	$23,491	$17,395
Nov 23	$18,144	$25,685	$18,707
Dec 23	$19,168	$26,953	$19,743
Jan 24	$19,228	$27,329	$19,764
Feb 24	$19,805	$28,805	$20,493
Mar 24	$20,650	$29,728	$21,517
Apr 24	$20,116	$28,463	$20,598
May 24	$20,724	$29,804	$21,251
Jun 24	$20,353	$30,790	$21,051
Jul 24	$21,459	$31,238	$22,127
Aug 24	$21,711	$31,979	$22,721
Sep 24	$21,651	$32,663	$23,036
Oct 24	$21,444	$32,434	$22,783
Nov 24	$22,466	$34,522	$24,238
Dec 24	$21,157	$33,560	$22,580

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	10.37%	9.02%	7.78%
Russell 1000® Index...
	24.51	14.28	12.87
Russell 1000® Value Index...
	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 294,949,501
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,885,601
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$294,949,501
Number of Portfolio Holdings...
67
Net Investment Advisory Fees...
$1,885,601
Portfolio Turnover Rate...
41%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
22.0%
Health Care...
18.0
Industrials...
12.9
Consumer Discretionary...
9.6
Communication Services...
8.6
Information Technology...
8.2
Energy...
6.9
Consumer Staples...
4.9
Utilities...
4.0
Materials...
3.5
Short-Term Securities...
10.8
Liabilities in Excess of Other Assets...
(9.4)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007925
Shareholder Report [Line Items]
Fund Name	BlackRock Basic Value V.I. Fund
Class Name	Class III Shares
Trading Symbol	BVIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 10.05%.

  For the same period, the Russell 1000® Index returned 24.51% and the Russell 1000® Value Index returned 14.37%.

What contributed to performance?

Positive contributions to performance over the reporting period were led by investment decisions in the financials, industrials and consumer discretionary sectors. In financials, positioning in banks proved additive, highlighted by exposure to one of the largest U.S.-based multinational banks. In industrials, positioning in professional services was beneficial, most notably holdings of a government defense and intelligence contractor. In consumer discretionary, positioning in the automobiles industry added to return, led by holdings of a leading U.S. car manufacturer.

What detracted from performance?

The largest detractors from the Fund’s absolute performance were investment decisions in the healthcare, consumer staples and materials sectors. In healthcare, positioning in healthcare providers and services weighed on performance, most notably holdings of a leading drug store chain and pharmacy benefit manager. In consumer staples, positioning in distribution and retail detracted, in particular holdings of a leading low-price retail chain. In materials, positioning in the containers and packaging industry had a negative impact, including holdings of a leading provider of packaging solutions used with the transport of food and goods.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Russell 1000® Index	Russell 1000® Value Index
Jan 15	$9,498	$9,725	$9,600
Feb 15	$10,331	$10,287	$10,065
Mar 15	$10,270	$10,159	$9,928
Apr 15	$10,355	$10,231	$10,021
May 15	$10,466	$10,365	$10,141
Jun 15	$10,306	$10,171	$9,939
Jul 15	$10,330	$10,367	$9,982
Aug 15	$9,597	$9,743	$9,388
Sep 15	$9,091	$9,476	$9,104
Oct 15	$9,763	$10,243	$9,791
Nov 15	$9,671	$10,277	$9,829
Dec 15	$9,385	$10,092	$9,617
Jan 16	$8,777	$9,549	$9,120
Feb 16	$8,679	$9,545	$9,118
Mar 16	$9,456	$10,210	$9,775
Apr 16	$9,802	$10,266	$9,980
May 16	$10,000	$10,446	$10,135
Jun 16	$9,852	$10,469	$10,223
Jul 16	$10,161	$10,868	$10,520
Aug 16	$10,339	$10,882	$10,601
Sep 16	$10,438	$10,891	$10,579
Oct 16	$10,104	$10,679	$10,415
Nov 16	$10,886	$11,100	$11,010
Dec 16	$11,048	$11,308	$11,285
Jan 17	$10,990	$11,536	$11,365
Feb 17	$11,276	$11,982	$11,774
Mar 17	$11,070	$11,990	$11,654
Apr 17	$10,946	$12,116	$11,632
May 17	$10,821	$12,271	$11,621
Jun 17	$10,946	$12,357	$11,811
Jul 17	$11,144	$12,601	$11,967
Aug 17	$10,974	$12,641	$11,828
Sep 17	$11,307	$12,910	$12,178
Oct 17	$11,366	$13,206	$12,267
Nov 17	$11,796	$13,609	$12,642
Dec 17	$11,934	$13,761	$12,827
Jan 18	$12,558	$14,516	$13,323
Feb 18	$11,965	$13,983	$12,687
Mar 18	$11,672	$13,666	$12,464
Apr 18	$11,857	$13,712	$12,505
May 18	$11,911	$14,062	$12,579
Jun 18	$11,941	$14,153	$12,610
Jul 18	$12,487	$14,642	$13,109
Aug 18	$12,752	$15,146	$13,303
Sep 18	$12,744	$15,204	$13,329
Oct 18	$12,057	$14,128	$12,639
Nov 18	$12,135	$14,415	$13,016
Dec 18	$10,965	$13,102	$11,767
Jan 19	$11,804	$14,200	$12,682
Feb 19	$12,152	$14,681	$13,088
Mar 19	$12,188	$14,937	$13,171
Apr 19	$12,669	$15,540	$13,638
May 19	$11,795	$14,550	$12,761
Jun 19	$12,518	$15,571	$13,677
Jul 19	$12,566	$15,813	$13,791
Aug 19	$12,173	$15,523	$13,385
Sep 19	$12,610	$15,792	$13,863
Oct 19	$12,735	$16,127	$14,056
Nov 19	$13,092	$16,736	$14,491
Dec 19	$13,546	$17,220	$14,890
Jan 20	$13,058	$17,238	$14,569
Feb 20	$11,815	$15,830	$13,158
Mar 20	$9,727	$13,738	$10,910
Apr 20	$10,890	$15,553	$12,136
May 20	$11,348	$16,374	$12,552
Jun 20	$11,358	$16,736	$12,469
Jul 20	$11,589	$17,716	$12,962
Aug 20	$11,982	$19,016	$13,497
Sep 20	$11,518	$18,321	$13,166
Oct 20	$11,407	$17,879	$12,993
Nov 20	$13,435	$19,985	$14,741
Dec 20	$13,970	$20,830	$15,306
Jan 21	$13,866	$20,658	$15,166
Feb 21	$14,706	$21,257	$16,082
Mar 21	$15,713	$22,061	$17,028
Apr 21	$16,429	$23,249	$17,709
May 21	$16,855	$23,359	$18,123
Jun 21	$16,429	$23,944	$17,915
Jul 21	$16,460	$24,442	$18,059
Aug 21	$16,587	$25,149	$18,417
Sep 21	$16,153	$23,994	$17,776
Oct 21	$16,810	$25,659	$18,678
Nov 21	$15,952	$25,315	$18,020
Dec 21	$16,950	$26,340	$19,157
Jan 22	$17,061	$24,855	$18,711
Feb 22	$17,244	$24,173	$18,493
Mar 22	$17,281	$24,989	$19,015
Apr 22	$16,485	$22,761	$17,943
May 22	$17,073	$22,727	$18,292
Jun 22	$15,357	$20,823	$16,694
Jul 22	$16,319	$22,763	$17,801
Aug 22	$15,822	$21,889	$17,270
Sep 22	$14,354	$19,863	$15,756
Oct 22	$15,822	$21,456	$17,371
Nov 22	$16,829	$22,617	$18,457
Dec 22	$16,082	$21,302	$17,713
Jan 23	$17,384	$22,730	$18,631
Feb 23	$16,774	$22,189	$17,974
Mar 23	$16,594	$22,891	$17,891
Apr 23	$17,121	$23,175	$18,161
May 23	$16,373	$23,283	$17,460
Jun 23	$17,592	$24,855	$18,620
Jul 23	$18,202	$25,710	$19,275
Aug 23	$17,396	$25,260	$18,754
Sep 23	$16,896	$24,073	$18,031
Oct 23	$16,354	$23,491	$17,395
Nov 23	$17,702	$25,685	$18,707
Dec 23	$18,693	$26,953	$19,743
Jan 24	$18,752	$27,329	$19,764
Feb 24	$19,308	$28,805	$20,493
Mar 24	$20,128	$29,728	$21,517
Apr 24	$19,586	$28,463	$20,598
May 24	$20,187	$29,804	$21,251
Jun 24	$19,821	$30,790	$21,051
Jul 24	$20,884	$31,238	$22,127
Aug 24	$21,118	$31,979	$22,721
Sep 24	$21,074	$32,663	$23,036
Oct 24	$20,869	$32,434	$22,783
Nov 24	$21,865	$34,522	$24,238
Dec 24	$20,573	$33,560	$22,580

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	10.05%	8.72%	7.48%
Russell 1000® Index...
	24.51	14.28	12.87
Russell 1000® Value Index...
	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 294,949,501
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,885,601
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$294,949,501
Number of Portfolio Holdings...
67
Net Investment Advisory Fees...
$1,885,601
Portfolio Turnover Rate...
41%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
22.0%
Health Care...
18.0
Industrials...
12.9
Consumer Discretionary...
9.6
Communication Services...
8.6
Information Technology...
8.2
Energy...
6.9
Consumer Staples...
4.9
Utilities...
4.0
Materials...
3.5
Short-Term Securities...
10.8
Liabilities in Excess of Other Assets...
(9.4)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007932
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation V.I. Fund
Class Name	Class I Shares
Trading Symbol	FDGRI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$83	0.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 32.28%.

  For the same period, the S&P 500® Index returned 25.02% and the Russell 1000® Growth Index returned 33.36%.

What contributed to performance?

Positive contributions to the Fund’s performance over the reporting period were led by positioning in the information technology, communication services and consumer discretionary sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably exposure to a provider of chips used in artificial intelligence applications. In communication services, positioning in interactive media and services was most additive, led by exposure to a social media platform operator. Finally, in consumer discretionary, positioning in the broadline retail industry contributed, most notably holdings of an online retail platform operator.

What detracted from performance?

The largest detractors from performance over the reporting period were investment decisions in the real estate and energy sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In energy, positioning in oil, gas, and consumable fuels weighed on return, most notably holdings of an exporter of liquified natural gas. While no other sector detracted from absolute performance, in information technology services holdings of a developer data platform provider was among the Fund’s largest individual detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	S&P 500® Index	Russell 1000® Growth Index
Jan 15	$9,833	$9,700	$9,847
Feb 15	$10,500	$10,257	$10,503
Mar 15	$10,400	$10,095	$10,384
Apr 15	$10,511	$10,192	$10,436
May 15	$10,733	$10,323	$10,583
Jun 15	$10,633	$10,123	$10,396
Jul 15	$11,117	$10,335	$10,749
Aug 15	$10,359	$9,712	$10,096
Sep 15	$9,894	$9,471	$9,846
Oct 15	$10,732	$10,270	$10,694
Nov 15	$10,868	$10,301	$10,724
Dec 15	$10,697	$10,138	$10,567
Jan 16	$9,852	$9,635	$9,977
Feb 16	$9,622	$9,622	$9,973
Mar 16	$10,153	$10,275	$10,645
Apr 16	$10,069	$10,315	$10,548
May 16	$10,431	$10,500	$10,753
Jun 16	$10,238	$10,527	$10,711
Jul 16	$10,806	$10,915	$11,216
Aug 16	$10,855	$10,931	$11,160
Sep 16	$11,039	$10,933	$11,201
Oct 16	$10,757	$10,733	$10,938
Nov 16	$10,634	$11,131	$11,176
Dec 16	$10,707	$11,351	$11,314
Jan 17	$11,178	$11,566	$11,696
Feb 17	$11,650	$12,025	$12,182
Mar 17	$11,786	$12,039	$12,322
Apr 17	$12,146	$12,163	$12,604
May 17	$12,493	$12,334	$12,932
Jun 17	$12,580	$12,411	$12,898
Jul 17	$13,125	$12,666	$13,241
Aug 17	$13,238	$12,705	$13,483
Sep 17	$13,264	$12,967	$13,659
Oct 17	$13,907	$13,270	$14,188
Nov 17	$14,185	$13,677	$14,619
Dec 17	$14,264	$13,829	$14,733
Jan 18	$15,752	$14,621	$15,776
Feb 18	$15,432	$14,082	$15,363
Mar 18	$15,084	$13,724	$14,941
Apr 18	$15,432	$13,777	$14,994
May 18	$16,071	$14,108	$15,651
Jun 18	$16,405	$14,195	$15,801
Jul 18	$16,578	$14,724	$16,265
Aug 18	$17,268	$15,203	$17,155
Sep 18	$17,340	$15,290	$17,251
Oct 18	$15,514	$14,245	$15,708
Nov 18	$15,960	$14,535	$15,875
Dec 18	$14,605	$13,223	$14,510
Jan 19	$16,056	$14,282	$15,814
Feb 19	$16,600	$14,741	$16,380
Mar 19	$17,083	$15,027	$16,846
Apr 19	$17,829	$15,636	$17,607
May 19	$16,983	$14,642	$16,495
Jun 19	$18,091	$15,674	$17,628
Jul 19	$18,176	$15,899	$18,026
Aug 19	$18,034	$15,648	$17,888
Sep 19	$17,627	$15,940	$17,890
Oct 19	$17,932	$16,286	$18,394
Nov 19	$18,848	$16,877	$19,210
Dec 19	$19,277	$17,386	$19,790
Jan 20	$19,977	$17,379	$20,232
Feb 20	$18,939	$15,949	$18,854
Mar 20	$16,985	$13,979	$17,000
Apr 20	$19,470	$15,771	$19,515
May 20	$21,038	$16,522	$20,825
Jun 20	$21,883	$16,850	$21,732
Jul 20	$23,076	$17,801	$23,404
Aug 20	$25,121	$19,080	$25,819
Sep 20	$24,366	$18,355	$24,604
Oct 20	$23,636	$17,867	$23,769
Nov 20	$26,435	$19,823	$26,203
Dec 20	$27,356	$20,585	$27,408
Jan 21	$27,303	$20,377	$27,205
Feb 21	$27,435	$20,939	$27,199
Mar 21	$27,515	$21,856	$27,666
Apr 21	$29,576	$23,022	$29,548
May 21	$29,206	$23,183	$29,140
Jun 21	$31,083	$23,724	$30,968
Jul 21	$32,130	$24,288	$31,988
Aug 21	$33,185	$25,026	$33,184
Sep 21	$31,264	$23,863	$31,326
Oct 21	$33,239	$25,534	$34,039
Nov 21	$32,779	$25,357	$34,247
Dec 21	$33,143	$26,494	$34,971
Jan 22	$29,403	$25,123	$31,970
Feb 22	$27,939	$24,371	$30,612
Mar 22	$28,622	$25,276	$31,809
Apr 22	$24,687	$23,071	$27,968
May 22	$24,166	$23,114	$27,318
Jun 22	$22,052	$21,206	$25,154
Jul 22	$24,766	$23,161	$28,173
Aug 22	$22,956	$22,217	$26,861
Sep 22	$20,443	$20,170	$24,249
Oct 22	$21,247	$21,804	$25,667
Nov 22	$22,487	$23,022	$26,836
Dec 22	$20,669	$21,696	$24,782
Jan 23	$22,936	$23,059	$26,847
Feb 23	$22,386	$22,496	$26,528
Mar 23	$24,137	$23,322	$28,342
Apr 23	$24,481	$23,686	$28,621
May 23	$25,785	$23,789	$29,926
Jun 23	$27,639	$25,361	$31,972
Jul 23	$28,395	$26,176	$33,050
Aug 23	$28,395	$25,759	$32,753
Sep 23	$26,575	$24,531	$30,972
Oct 23	$26,232	$24,015	$30,531
Nov 23	$29,528	$26,208	$33,859
Dec 23	$30,798	$27,399	$35,358
Jan 24	$31,994	$27,859	$36,240
Feb 24	$34,349	$29,347	$38,713
Mar 24	$35,001	$30,291	$39,394
Apr 24	$33,298	$29,054	$37,723
May 24	$35,508	$30,494	$39,981
Jun 24	$37,936	$31,589	$42,677
Jul 24	$36,858	$31,973	$41,951
Aug 24	$37,678	$32,749	$42,825
Sep 24	$38,386	$33,448	$44,038
Oct 24	$38,125	$33,145	$43,893
Nov 24	$40,436	$35,090	$46,740
Dec 24	$40,739	$34,254	$47,152

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	32.28%	16.14%	15.08%
S&P 500® Index...
	25.02	14.53	13.10
Russell 1000® Growth Index...
	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 80,113,612
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 527,364
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$80,113,612
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$527,364
Portfolio Turnover Rate...
26%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.6%
Communication Services...
15.3
Consumer Discretionary...
14.9
Health Care...
7.8
Financials...
7.0
Industrials...
5.6
Materials...
1.2
Real Estate...
0.9
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.4)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007934
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation V.I. Fund
Class Name	Class III Shares
Trading Symbol	FGIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$118	1.02%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 31.93%.

  For the same period, the S&P 500® Index returned 25.02% and the Russell 1000® Growth Index returned 33.36%.

What contributed to performance?

Positive contributions to the Fund’s performance over the reporting period were led by positioning in the information technology, communication services and consumer discretionary sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably exposure to a provider of chips used in artificial intelligence applications. In communication services, positioning in interactive media and services was most additive, led by exposure to a social media platform operator. Finally, in consumer discretionary, positioning in the broadline retail industry contributed, most notably holdings of an online retail platform operator.

What detracted from performance?

The largest detractors from performance over the reporting period were investment decisions in the real estate and energy sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In energy, positioning in oil, gas, and consumable fuels weighed on return, most notably holdings of an exporter of liquified natural gas. While no other sector detracted from absolute performance, in information technology services holdings of a developer data platform provider was among the Fund’s largest individual detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	S&P 500® Index	Russell 1000® Growth Index
Jan 15	$9,821	$9,700	$9,847
Feb 15	$10,491	$10,257	$10,503
Mar 15	$10,391	$10,095	$10,384
Apr 15	$10,502	$10,192	$10,436
May 15	$10,714	$10,323	$10,583
Jun 15	$10,614	$10,123	$10,396
Jul 15	$11,089	$10,335	$10,749
Aug 15	$10,327	$9,712	$10,096
Sep 15	$9,872	$9,471	$9,846
Oct 15	$10,713	$10,270	$10,694
Nov 15	$10,827	$10,301	$10,724
Dec 15	$10,661	$10,138	$10,567
Jan 16	$9,814	$9,635	$9,977
Feb 16	$9,584	$9,622	$9,973
Mar 16	$10,116	$10,275	$10,645
Apr 16	$10,032	$10,315	$10,548
May 16	$10,383	$10,500	$10,753
Jun 16	$10,189	$10,527	$10,711
Jul 16	$10,746	$10,915	$11,216
Aug 16	$10,796	$10,931	$11,160
Sep 16	$10,980	$10,933	$11,201
Oct 16	$10,697	$10,733	$10,938
Nov 16	$10,574	$11,131	$11,176
Dec 16	$10,647	$11,351	$11,314
Jan 17	$11,119	$11,566	$11,696
Feb 17	$11,580	$12,025	$12,182
Mar 17	$11,716	$12,039	$12,322
Apr 17	$12,065	$12,163	$12,604
May 17	$12,413	$12,334	$12,932
Jun 17	$12,488	$12,411	$12,898
Jul 17	$13,034	$12,666	$13,241
Aug 17	$13,148	$12,705	$13,483
Sep 17	$13,160	$12,967	$13,659
Oct 17	$13,793	$13,270	$14,188
Nov 17	$14,071	$13,677	$14,619
Dec 17	$14,154	$13,829	$14,733
Jan 18	$15,616	$14,621	$15,776
Feb 18	$15,296	$14,082	$15,363
Mar 18	$14,948	$13,724	$14,941
Apr 18	$15,282	$13,777	$14,994
May 18	$15,922	$14,108	$15,651
Jun 18	$16,242	$14,195	$15,801
Jul 18	$16,429	$14,724	$16,265
Aug 18	$17,092	$15,203	$17,155
Sep 18	$17,164	$15,290	$17,251
Oct 18	$15,364	$14,245	$15,708
Nov 18	$15,781	$14,535	$15,875
Dec 18	$14,456	$13,223	$14,510
Jan 19	$15,875	$14,282	$15,814
Feb 19	$16,422	$14,741	$16,380
Mar 19	$16,889	$15,027	$16,846
Apr 19	$17,618	$15,636	$17,607
May 19	$16,767	$14,642	$16,495
Jun 19	$17,862	$15,674	$17,628
Jul 19	$17,948	$15,899	$18,026
Aug 19	$17,804	$15,648	$17,888
Sep 19	$17,415	$15,940	$17,890
Oct 19	$17,681	$16,286	$18,394
Nov 19	$18,603	$16,877	$19,210
Dec 19	$19,016	$17,386	$19,790
Jan 20	$19,699	$17,379	$20,232
Feb 20	$18,675	$15,949	$18,854
Mar 20	$16,749	$13,979	$17,000
Apr 20	$19,187	$15,771	$19,515
May 20	$20,747	$16,522	$20,825
Jun 20	$21,576	$16,850	$21,732
Jul 20	$22,733	$17,801	$23,404
Aug 20	$24,750	$19,080	$25,819
Sep 20	$23,988	$18,355	$24,604
Oct 20	$23,274	$17,867	$23,769
Nov 20	$26,030	$19,823	$26,203
Dec 20	$26,911	$20,585	$27,408
Jan 21	$26,858	$20,377	$27,205
Feb 21	$26,992	$20,939	$27,199
Mar 21	$27,045	$21,856	$27,666
Apr 21	$29,080	$23,022	$29,548
May 21	$28,705	$23,183	$29,140
Jun 21	$30,553	$23,724	$30,968
Jul 21	$31,587	$24,288	$31,988
Aug 21	$32,603	$25,026	$33,184
Sep 21	$30,682	$23,863	$31,326
Oct 21	$32,658	$25,534	$34,039
Nov 21	$32,191	$25,357	$34,247
Dec 21	$32,533	$26,494	$34,971
Jan 22	$28,848	$25,123	$31,970
Feb 22	$27,421	$24,371	$30,612
Mar 22	$28,052	$25,276	$31,809
Apr 22	$24,201	$23,071	$27,968
May 22	$23,703	$23,114	$27,318
Jun 22	$21,611	$21,206	$25,154
Jul 22	$24,282	$23,161	$28,173
Aug 22	$22,501	$22,217	$26,861
Sep 22	$20,001	$20,170	$24,249
Oct 22	$20,823	$21,804	$25,667
Nov 22	$22,022	$23,022	$26,836
Dec 22	$20,232	$21,696	$24,782
Jan 23	$22,445	$23,059	$26,847
Feb 23	$21,918	$22,496	$26,528
Mar 23	$23,604	$23,322	$28,342
Apr 23	$23,920	$23,686	$28,621
May 23	$25,220	$23,789	$29,926
Jun 23	$27,011	$25,361	$31,972
Jul 23	$27,749	$26,176	$33,050
Aug 23	$27,749	$25,759	$32,753
Sep 23	$25,958	$24,531	$30,972
Oct 23	$25,606	$24,015	$30,531
Nov 23	$28,838	$26,208	$33,859
Dec 23	$30,063	$27,399	$35,358
Jan 24	$31,249	$27,859	$36,240
Feb 24	$33,511	$29,347	$38,713
Mar 24	$34,178	$30,291	$39,394
Apr 24	$32,473	$29,054	$37,723
May 24	$34,623	$30,494	$39,981
Jun 24	$36,995	$31,589	$42,677
Jul 24	$35,929	$31,973	$41,951
Aug 24	$36,731	$32,749	$42,825
Sep 24	$37,380	$33,448	$44,038
Oct 24	$37,151	$33,145	$43,893
Nov 24	$39,404	$35,090	$46,740
Dec 24	$39,664	$34,254	$47,152

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	31.93%	15.84%	14.77%
S&P 500® Index...
	25.02	14.53	13.10
Russell 1000® Growth Index...
	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 80,113,612
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 527,364
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$80,113,612
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$527,364
Portfolio Turnover Rate...
26%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.6%
Communication Services...
15.3
Consumer Discretionary...
14.9
Health Care...
7.8
Financials...
7.0
Industrials...
5.6
Materials...
1.2
Real Estate...
0.9
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.4)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007917
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend V.I. Fund
Class Name	Class I Shares
Trading Symbol	UTTLI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 10.06%.

  For the same period, the S&P 500® Index returned 25.02% and the Russell 1000® Value Index returned 14.37%.

What contributed to performance?

Stock selection in the financials, industrials and utilities sectors made the largest contributions to absolute performance. In financials, a position in one of the largest U.S.-based banks was a key contributor. The outperformance in industrials stemmed from an investment in a government defense and intelligence contractor whose stock outperformed. An electric utility expected to benefit from the growth of artificial intelligence led the way in the utilities sector.

What detracted from performance?

Stock selection in the healthcare, information technology, and materials sectors detracted. In healthcare, weakness in a leading drugstore chain and pharmacy benefit manager hurt results. The shortfall in information technology resulted from a downturn in a large, South Korean consumer electronics company. In materials, a chemical producer that specializes in paints, coatings, and specialty materials was the leading detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	S&P 500® Index	Russell 1000® Value Index
Jan 15	$9,560	$9,700	$9,600
Feb 15	$10,073	$10,257	$10,065
Mar 15	$9,899	$10,095	$9,928
Apr 15	$9,989	$10,192	$10,021
May 15	$10,081	$10,323	$10,141
Jun 15	$9,906	$10,123	$9,939
Jul 15	$10,087	$10,335	$9,982
Aug 15	$9,480	$9,712	$9,388
Sep 15	$9,275	$9,471	$9,104
Oct 15	$10,002	$10,270	$9,791
Nov 15	$10,068	$10,301	$9,829
Dec 15	$9,939	$10,138	$9,617
Jan 16	$9,483	$9,635	$9,120
Feb 16	$9,424	$9,622	$9,118
Mar 16	$9,988	$10,275	$9,775
Apr 16	$10,213	$10,315	$9,980
May 16	$10,332	$10,500	$10,135
Jun 16	$10,431	$10,527	$10,223
Jul 16	$10,686	$10,915	$10,520
Aug 16	$10,746	$10,931	$10,601
Sep 16	$10,636	$10,933	$10,579
Oct 16	$10,575	$10,733	$10,415
Nov 16	$11,309	$11,131	$11,010
Dec 16	$11,568	$11,351	$11,285
Jan 17	$11,578	$11,566	$11,365
Feb 17	$11,993	$12,025	$11,774
Mar 17	$11,931	$12,039	$11,654
Apr 17	$12,010	$12,163	$11,632
May 17	$12,104	$12,334	$11,621
Jun 17	$12,302	$12,411	$11,811
Jul 17	$12,510	$12,666	$11,967
Aug 17	$12,394	$12,705	$11,828
Sep 17	$12,815	$12,967	$12,178
Oct 17	$13,035	$13,270	$12,267
Nov 17	$13,384	$13,677	$12,642
Dec 17	$13,504	$13,829	$12,827
Jan 18	$14,183	$14,621	$13,323
Feb 18	$13,482	$14,082	$12,687
Mar 18	$13,148	$13,724	$12,464
Apr 18	$13,398	$13,777	$12,505
May 18	$13,432	$14,108	$12,579
Jun 18	$13,454	$14,195	$12,610
Jul 18	$14,068	$14,724	$13,109
Aug 18	$14,295	$15,203	$13,303
Sep 18	$14,284	$15,290	$13,329
Oct 18	$13,530	$14,245	$12,639
Nov 18	$13,713	$14,535	$13,016
Dec 18	$12,537	$13,223	$11,767
Jan 19	$13,412	$14,282	$12,682
Feb 19	$13,757	$14,741	$13,088
Mar 19	$13,831	$15,027	$13,171
Apr 19	$14,421	$15,636	$13,638
May 19	$13,615	$14,642	$12,761
Jun 19	$14,483	$15,674	$13,677
Jul 19	$14,666	$15,899	$13,791
Aug 19	$14,401	$15,648	$13,385
Sep 19	$14,779	$15,940	$13,863
Oct 19	$15,075	$16,286	$14,056
Nov 19	$15,581	$16,877	$14,491
Dec 19	$16,011	$17,386	$14,890
Jan 20	$15,607	$17,379	$14,569
Feb 20	$14,181	$15,949	$13,158
Mar 20	$12,122	$13,979	$10,910
Apr 20	$13,352	$15,771	$12,136
May 20	$13,839	$16,522	$12,552
Jun 20	$13,812	$16,850	$12,469
Jul 20	$14,214	$17,801	$12,962
Aug 20	$14,584	$19,080	$13,497
Sep 20	$14,186	$18,355	$13,166
Oct 20	$13,860	$17,867	$12,993
Nov 20	$16,010	$19,823	$14,741
Dec 20	$16,637	$20,585	$15,306
Jan 21	$16,481	$20,377	$15,166
Feb 21	$17,421	$20,939	$16,082
Mar 21	$18,575	$21,856	$17,028
Apr 21	$19,340	$23,022	$17,709
May 21	$19,841	$23,183	$18,123
Jun 21	$19,383	$23,724	$17,915
Jul 21	$19,316	$24,288	$18,059
Aug 21	$19,549	$25,026	$18,417
Sep 21	$19,171	$23,863	$17,776
Oct 21	$20,059	$25,534	$18,678
Nov 21	$18,995	$25,357	$18,020
Dec 21	$20,055	$26,494	$19,157
Jan 22	$20,269	$25,123	$18,711
Feb 22	$20,220	$24,371	$18,493
Mar 22	$20,418	$25,276	$19,015
Apr 22	$19,517	$23,071	$17,943
May 22	$20,113	$23,114	$18,292
Jun 22	$18,343	$21,206	$16,694
Jul 22	$19,316	$23,161	$17,801
Aug 22	$18,791	$22,217	$17,270
Sep 22	$17,181	$20,170	$15,756
Oct 22	$18,865	$21,804	$17,371
Nov 22	$20,057	$23,022	$18,457
Dec 22	$19,284	$21,696	$17,713
Jan 23	$20,424	$23,059	$18,631
Feb 23	$19,816	$22,496	$17,974
Mar 23	$19,493	$23,322	$17,891
Apr 23	$20,167	$23,686	$18,161
May 23	$19,326	$23,789	$17,460
Jun 23	$20,491	$25,361	$18,620
Jul 23	$21,008	$26,176	$19,275
Aug 23	$20,275	$25,759	$18,754
Sep 23	$19,715	$24,531	$18,031
Oct 23	$19,308	$24,015	$17,395
Nov 23	$20,707	$26,208	$18,707
Dec 23	$21,644	$27,399	$19,743
Jan 24	$21,827	$27,859	$19,764
Feb 24	$22,356	$29,347	$20,493
Mar 24	$23,374	$30,291	$21,517
Apr 24	$22,845	$29,054	$20,598
May 24	$23,459	$30,494	$21,251
Jun 24	$23,193	$31,589	$21,051
Jul 24	$24,306	$31,973	$22,127
Aug 24	$24,720	$32,749	$22,721
Sep 24	$24,699	$33,448	$23,036
Oct 24	$24,343	$33,145	$22,783
Nov 24	$25,403	$35,090	$24,238
Dec 24	$23,821	$34,254	$22,580

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	10.06%	8.27%	9.07%
S&P 500® Index...
	25.02	14.53	13.10
Russell 1000® Value Index...
	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 292,683,036
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,870,118
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$292,683,036
Number of Portfolio Holdings...
94
Net Investment Advisory Fees...
$1,870,118
Portfolio Turnover Rate...
51%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.7%
Health Care...
15.7
Industrials...
12.9
Information Technology...
10.5
Communication Services...
6.7
Consumer Discretionary...
5.9
Energy...
5.7
Consumer Staples...
5.4
Materials...
5.2
Utilities...
4.8
Real Estate...
1.7
Short-Term Securities...
7.6
Liabilities in Excess of Other Assets...
(3.8)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007919
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend V.I. Fund
Class Name	Class III Shares
Trading Symbol	UTIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 9.71%.

  For the same period, the S&P 500® Index returned 25.02% and the Russell 1000® Value Index returned 14.37%.

What contributed to performance?

Stock selection in the financials, industrials and utilities sectors made the largest contributions to absolute performance. In financials, a position in one of the largest U.S.-based banks was a key contributor. The outperformance in industrials stemmed from an investment in a government defense and intelligence contractor whose stock outperformed. An electric utility expected to benefit from the growth of artificial intelligence led the way in the utilities sector.

What detracted from performance?

Stock selection in the healthcare, information technology, and materials sectors detracted. In healthcare, weakness in a leading drugstore chain and pharmacy benefit manager hurt results. The shortfall in information technology resulted from a downturn in a large, South Korean consumer electronics company. In materials, a chemical producer that specializes in paints, coatings, and specialty materials was the leading detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	S&P 500® Index	Russell 1000® Value Index
Jan 15	$9,559	$9,700	$9,600
Feb 15	$10,073	$10,257	$10,065
Mar 15	$9,899	$10,095	$9,928
Apr 15	$9,974	$10,192	$10,021
May 15	$10,066	$10,323	$10,141
Jun 15	$9,891	$10,123	$9,939
Jul 15	$10,066	$10,335	$9,982
Aug 15	$9,459	$9,712	$9,388
Sep 15	$9,263	$9,471	$9,104
Oct 15	$9,987	$10,270	$9,791
Nov 15	$10,052	$10,301	$9,829
Dec 15	$9,918	$10,138	$9,617
Jan 16	$9,463	$9,635	$9,120
Feb 16	$9,394	$9,622	$9,118
Mar 16	$9,968	$10,275	$9,775
Apr 16	$10,177	$10,315	$9,980
May 16	$10,296	$10,500	$10,135
Jun 16	$10,385	$10,527	$10,223
Jul 16	$10,644	$10,915	$10,520
Aug 16	$10,704	$10,931	$10,601
Sep 16	$10,594	$10,933	$10,579
Oct 16	$10,527	$10,733	$10,415
Nov 16	$11,249	$11,131	$11,010
Dec 16	$11,511	$11,351	$11,285
Jan 17	$11,511	$11,566	$11,365
Feb 17	$11,935	$12,025	$11,774
Mar 17	$11,863	$12,039	$11,654
Apr 17	$11,945	$12,163	$11,632
May 17	$12,028	$12,334	$11,621
Jun 17	$12,225	$12,411	$11,811
Jul 17	$12,424	$12,666	$11,967
Aug 17	$12,320	$12,705	$11,828
Sep 17	$12,729	$12,967	$12,178
Oct 17	$12,940	$13,270	$12,267
Nov 17	$13,287	$13,677	$12,642
Dec 17	$13,409	$13,829	$12,827
Jan 18	$14,084	$14,621	$13,323
Feb 18	$13,387	$14,082	$12,687
Mar 18	$13,044	$13,724	$12,464
Apr 18	$13,284	$13,777	$12,505
May 18	$13,318	$14,108	$12,579
Jun 18	$13,340	$14,195	$12,610
Jul 18	$13,952	$14,724	$13,109
Aug 18	$14,167	$15,203	$13,303
Sep 18	$14,156	$15,290	$13,329
Oct 18	$13,409	$14,245	$12,639
Nov 18	$13,591	$14,535	$13,016
Dec 18	$12,415	$13,223	$11,767
Jan 19	$13,283	$14,282	$12,682
Feb 19	$13,613	$14,741	$13,088
Mar 19	$13,687	$15,027	$13,171
Apr 19	$14,263	$15,636	$13,638
May 19	$13,476	$14,642	$12,761
Jun 19	$14,325	$15,674	$13,677
Jul 19	$14,497	$15,899	$13,791
Aug 19	$14,235	$15,648	$13,385
Sep 19	$14,610	$15,940	$13,863
Oct 19	$14,893	$16,286	$14,056
Nov 19	$15,395	$16,877	$14,491
Dec 19	$15,824	$17,386	$14,890
Jan 20	$15,411	$17,379	$14,569
Feb 20	$13,999	$15,949	$13,158
Mar 20	$11,961	$13,979	$10,910
Apr 20	$13,169	$15,771	$12,136
May 20	$13,651	$16,522	$12,552
Jun 20	$13,638	$16,850	$12,469
Jul 20	$14,013	$17,801	$12,962
Aug 20	$14,379	$19,080	$13,497
Sep 20	$13,986	$18,355	$13,166
Oct 20	$13,669	$17,867	$12,993
Nov 20	$15,779	$19,823	$14,741
Dec 20	$16,389	$20,585	$15,306
Jan 21	$16,234	$20,377	$15,166
Feb 21	$17,163	$20,939	$16,082
Mar 21	$18,288	$21,856	$17,028
Apr 21	$19,046	$23,022	$17,709
May 21	$19,527	$23,183	$18,123
Jun 21	$19,075	$23,724	$17,915
Jul 21	$19,011	$24,288	$18,059
Aug 21	$19,226	$25,026	$18,417
Sep 21	$18,854	$23,863	$17,776
Oct 21	$19,717	$25,534	$18,678
Nov 21	$18,668	$25,357	$18,020
Dec 21	$19,715	$26,494	$19,157
Jan 22	$19,926	$25,123	$18,711
Feb 22	$19,862	$24,371	$18,493
Mar 22	$20,056	$25,276	$19,015
Apr 22	$19,174	$23,071	$17,943
May 22	$19,760	$23,114	$18,292
Jun 22	$18,001	$21,206	$16,694
Jul 22	$18,946	$23,161	$17,801
Aug 22	$18,429	$22,217	$17,270
Sep 22	$16,861	$20,170	$15,756
Oct 22	$18,506	$21,804	$17,371
Nov 22	$19,662	$23,022	$18,457
Dec 22	$18,906	$21,696	$17,713
Jan 23	$20,008	$23,059	$18,631
Feb 23	$19,411	$22,496	$17,974
Mar 23	$19,112	$23,322	$17,891
Apr 23	$19,743	$23,686	$18,161
May 23	$18,936	$23,789	$17,460
Jun 23	$20,062	$25,361	$18,620
Jul 23	$20,576	$26,176	$19,275
Aug 23	$19,856	$25,759	$18,754
Sep 23	$19,306	$24,531	$18,031
Oct 23	$18,894	$24,015	$17,395
Nov 23	$20,248	$26,208	$18,707
Dec 23	$21,173	$27,399	$19,743
Jan 24	$21,333	$27,859	$19,764
Feb 24	$21,872	$29,347	$20,493
Mar 24	$22,831	$30,291	$21,517
Apr 24	$22,338	$29,054	$20,598
May 24	$22,920	$30,494	$21,251
Jun 24	$22,659	$31,589	$21,051
Jul 24	$23,736	$31,973	$22,127
Aug 24	$24,141	$32,749	$22,721
Sep 24	$24,101	$33,448	$23,036
Oct 24	$23,756	$33,145	$22,783
Nov 24	$24,795	$35,090	$24,238
Dec 24	$23,228	$34,254	$22,580

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	9.71%	7.98%	8.79%
S&P 500® Index...
	25.02	14.53	13.10
Russell 1000® Value Index...
	14.37	8.68	8.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 292,683,036
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 1,870,118
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$292,683,036
Number of Portfolio Holdings...
94
Net Investment Advisory Fees...
$1,870,118
Portfolio Turnover Rate...
51%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.7%
Health Care...
15.7
Industrials...
12.9
Information Technology...
10.5
Communication Services...
6.7
Consumer Discretionary...
5.9
Energy...
5.7
Consumer Staples...
5.4
Materials...
5.2
Utilities...
4.8
Real Estate...
1.7
Short-Term Securities...
7.6
Liabilities in Excess of Other Assets...
(3.8)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007938
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation V.I. Fund
Class Name	Class I Shares
Trading Symbol	GLALI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 9.23%.

  For the same period, the FTSE World Index returned 17.96% and the Reference Benchmark returned 9.09%.

What contributed to performance?

The Fund’s positive absolute return was primarily driven by equity positioning. Within equities, positioning in information technology and financials as well as, to a lesser extent, consumer discretionary and communication services were the primary contributors to absolute return. Within fixed income, positioning in high yield corporate bonds and securitized assets, notably commercial mortgage-backed securities and asset-backed securities, positively impacted return, as did positioning in nominal U.S. Treasuries and select emerging market sovereign issues.

The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions. The Fund’s cash exposure had a slight positive impact on absolute return.

What detracted from performance?

Within equities, positioning in index-related equity futures used mainly as a hedge during periods of heightened market volatility was the primary detractor from absolute return while positioning in materials detracted to a lesser degree. Within fixed income, management of duration (interest rate sensitivity) via interest rate derivatives negatively impacted absolute performance along with exposure to agency mortgage-backed securities and U.K. interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	FTSE World Index	Reference Benchmark
Jan 15	$10,006	$9,835	$9,919
Feb 15	$10,345	$10,390	$10,207
Mar 15	$10,277	$10,231	$10,097
Apr 15	$10,468	$10,503	$10,271
May 15	$10,499	$10,515	$10,235
Jun 15	$10,302	$10,280	$10,087
Jul 15	$10,301	$10,411	$10,193
Aug 15	$9,933	$9,722	$9,808
Sep 15	$9,640	$9,367	$9,644
Oct 15	$10,070	$10,106	$10,100
Nov 15	$10,021	$10,041	$10,007
Dec 15	$9,929	$9,863	$9,922
Jan 16	$9,587	$9,282	$9,655
Feb 16	$9,482	$9,227	$9,698
Mar 16	$9,883	$9,906	$10,185
Apr 16	$9,995	$10,061	$10,296
May 16	$9,949	$10,090	$10,280
Jun 16	$9,949	$10,015	$10,360
Jul 16	$10,238	$10,452	$10,636
Aug 16	$10,284	$10,472	$10,613
Sep 16	$10,337	$10,538	$10,671
Oct 16	$10,205	$10,363	$10,469
Nov 16	$10,232	$10,464	$10,394
Dec 16	$10,337	$10,716	$10,523
Jan 17	$10,524	$11,000	$10,710
Feb 17	$10,717	$11,317	$10,916
Mar 17	$10,804	$11,454	$10,990
Apr 17	$10,937	$11,639	$11,138
May 17	$11,117	$11,902	$11,337
Jun 17	$11,137	$11,958	$11,356
Jul 17	$11,364	$12,265	$11,588
Aug 17	$11,411	$12,306	$11,651
Sep 17	$11,478	$12,563	$11,747
Oct 17	$11,572	$12,817	$11,874
Nov 17	$11,699	$13,084	$12,063
Dec 17	$11,770	$13,296	$12,175
Jan 18	$12,206	$14,015	$12,596
Feb 18	$11,825	$13,450	$12,268
Mar 18	$11,722	$13,177	$12,168
Apr 18	$11,675	$13,317	$12,169
May 18	$11,661	$13,335	$12,178
Jun 18	$11,593	$13,290	$12,148
Jul 18	$11,815	$13,715	$12,374
Aug 18	$11,828	$13,846	$12,469
Sep 18	$11,773	$13,940	$12,480
Oct 18	$11,230	$12,911	$11,905
Nov 18	$11,368	$13,067	$12,026
Dec 18	$10,907	$12,131	$11,606
Jan 19	$11,467	$13,078	$12,198
Feb 19	$11,603	$13,436	$12,367
Mar 19	$11,725	$13,598	$12,524
Apr 19	$11,926	$14,077	$12,777
May 19	$11,603	$13,275	$12,421
Jun 19	$12,077	$14,149	$13,008
Jul 19	$12,039	$14,205	$13,017
Aug 19	$12,046	$13,892	$12,972
Sep 19	$12,133	$14,218	$13,101
Oct 19	$12,395	$14,609	$13,340
Nov 19	$12,561	$14,984	$13,495
Dec 19	$12,869	$15,496	$13,787
Jan 20	$12,884	$15,352	$13,785
Feb 20	$12,372	$14,060	$13,154
Mar 20	$11,267	$12,163	$12,128
Apr 20	$12,200	$13,483	$12,941
May 20	$12,673	$14,128	$13,310
Jun 20	$12,929	$14,536	$13,557
Jul 20	$13,609	$15,256	$14,072
Aug 20	$14,141	$16,225	$14,574
Sep 20	$13,921	$15,698	$14,286
Oct 20	$13,662	$15,232	$14,023
Nov 20	$14,961	$17,217	$15,149
Dec 20	$15,572	$18,027	$15,626
Jan 21	$15,500	$17,877	$15,497
Feb 21	$15,708	$18,323	$15,618
Mar 21	$15,836	$18,938	$15,870
Apr 21	$16,379	$19,814	$16,360
May 21	$16,611	$20,125	$16,580
Jun 21	$16,603	$20,391	$16,621
Jul 21	$16,593	$20,678	$16,850
Aug 21	$16,756	$21,187	$17,072
Sep 21	$16,226	$20,301	$16,534
Oct 21	$16,683	$21,363	$16,987
Nov 21	$16,234	$20,870	$16,763
Dec 21	$16,611	$21,804	$17,210
Jan 22	$15,958	$20,707	$16,593
Feb 22	$15,612	$20,222	$16,315
Mar 22	$15,481	$20,769	$16,367
Apr 22	$14,660	$19,060	$15,301
May 22	$14,800	$19,124	$15,374
Jun 22	$13,894	$17,419	$14,399
Jul 22	$14,535	$18,740	$15,144
Aug 22	$14,100	$18,003	$14,546
Sep 22	$13,135	$16,302	$13,463
Oct 22	$13,579	$17,434	$14,006
Nov 22	$14,355	$18,728	$14,870
Dec 22	$13,977	$17,979	$14,526
Jan 23	$14,715	$19,269	$15,290
Feb 23	$14,195	$18,787	$14,870
Mar 23	$14,526	$19,368	$15,356
Apr 23	$14,649	$19,701	$15,560
May 23	$14,497	$19,548	$15,355
Jun 23	$14,980	$20,689	$15,851
Jul 23	$15,264	$21,405	$16,194
Aug 23	$14,914	$20,872	$15,889
Sep 23	$14,365	$19,997	$15,339
Oct 23	$14,147	$19,417	$15,026
Nov 23	$15,103	$21,271	$16,114
Dec 23	$15,770	$22,326	$16,806
Jan 24	$15,760	$22,530	$16,835
Feb 24	$16,205	$23,469	$17,145
Mar 24	$16,611	$24,240	$17,523
Apr 24	$16,002	$23,369	$17,000
May 24	$16,563	$24,374	$17,513
Jun 24	$16,766	$24,906	$17,735
Jul 24	$16,953	$25,346	$18,117
Aug 24	$17,304	$26,028	$18,545
Sep 24	$17,586	$26,496	$18,848
Oct 24	$17,167	$25,946	$18,341
Nov 24	$17,674	$27,001	$18,731
Dec 24	$17,226	$26,336	$18,334

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	9.23%	6.01%	5.59%
FTSE World Index...
	17.96	11.19	10.17
Reference Benchmark...
	9.09	5.87	6.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,138,568,997
Holdings Count | Holding	2,329
Advisory Fees Paid, Amount	$ 28,438,638
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,138,568,997
Number of Portfolio Holdings...
2,329
Net Investment Advisory Fees...
$28,438,638
Portfolio Turnover Rate...
154%

C000007939
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation V.I. Fund
Class Name	Class II Shares
Trading Symbol	GLAII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class II Shares returned 9.09%.

  For the same period, the FTSE World Index returned 17.96% and the Reference Benchmark returned 9.09%.

What contributed to performance?

The Fund’s positive absolute return was primarily driven by equity positioning. Within equities, positioning in information technology and financials as well as, to a lesser extent, consumer discretionary and communication services were the primary contributors to absolute return. Within fixed income, positioning in high yield corporate bonds and securitized assets, notably commercial mortgage-backed securities and asset-backed securities, positively impacted return, as did positioning in nominal U.S. Treasuries and select emerging market sovereign issues.

The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions. The Fund’s cash exposure had a slight positive impact on absolute return.

What detracted from performance?

Within equities, positioning in index-related equity futures used mainly as a hedge during periods of heightened market volatility was the primary detractor from absolute return while positioning in materials detracted to a lesser degree. Within fixed income, management of duration (interest rate sensitivity) via interest rate derivatives negatively impacted absolute performance along with exposure to agency mortgage-backed securities and U.K. interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class II Shares	FTSE World Index	Reference Benchmark
Jan 15	$10,006	$9,835	$9,919
Feb 15	$10,346	$10,390	$10,207
Mar 15	$10,272	$10,231	$10,097
Apr 15	$10,464	$10,503	$10,271
May 15	$10,494	$10,515	$10,235
Jun 15	$10,297	$10,280	$10,087
Jul 15	$10,290	$10,411	$10,193
Aug 15	$9,921	$9,722	$9,808
Sep 15	$9,633	$9,367	$9,644
Oct 15	$10,058	$10,106	$10,100
Nov 15	$10,008	$10,041	$10,007
Dec 15	$9,913	$9,863	$9,922
Jan 16	$9,570	$9,282	$9,655
Feb 16	$9,465	$9,227	$9,698
Mar 16	$9,860	$9,906	$10,185
Apr 16	$9,973	$10,061	$10,296
May 16	$9,926	$10,090	$10,280
Jun 16	$9,926	$10,015	$10,360
Jul 16	$10,210	$10,452	$10,636
Aug 16	$10,256	$10,472	$10,613
Sep 16	$10,309	$10,538	$10,671
Oct 16	$10,177	$10,363	$10,469
Nov 16	$10,203	$10,464	$10,394
Dec 16	$10,305	$10,716	$10,523
Jan 17	$10,485	$11,000	$10,710
Feb 17	$10,679	$11,317	$10,916
Mar 17	$10,772	$11,454	$10,990
Apr 17	$10,899	$11,639	$11,138
May 17	$11,072	$11,902	$11,337
Jun 17	$11,099	$11,958	$11,356
Jul 17	$11,319	$12,265	$11,588
Aug 17	$11,366	$12,306	$11,651
Sep 17	$11,433	$12,563	$11,747
Oct 17	$11,520	$12,817	$11,874
Nov 17	$11,647	$13,084	$12,063
Dec 17	$11,722	$13,296	$12,175
Jan 18	$12,151	$14,015	$12,596
Feb 18	$11,769	$13,450	$12,268
Mar 18	$11,667	$13,177	$12,168
Apr 18	$11,613	$13,317	$12,169
May 18	$11,599	$13,335	$12,178
Jun 18	$11,531	$13,290	$12,148
Jul 18	$11,753	$13,715	$12,374
Aug 18	$11,766	$13,846	$12,469
Sep 18	$11,711	$13,940	$12,480
Oct 18	$11,162	$12,911	$11,905
Nov 18	$11,306	$13,067	$12,026
Dec 18	$10,840	$12,131	$11,606
Jan 19	$11,399	$13,078	$12,198
Feb 19	$11,528	$13,436	$12,367
Mar 19	$11,649	$13,598	$12,524
Apr 19	$11,843	$14,077	$12,777
May 19	$11,528	$13,275	$12,421
Jun 19	$11,993	$14,149	$13,008
Jul 19	$11,956	$14,205	$13,017
Aug 19	$11,956	$13,892	$12,972
Sep 19	$12,050	$14,218	$13,101
Oct 19	$12,310	$14,609	$13,340
Nov 19	$12,469	$14,984	$13,495
Dec 19	$12,773	$15,496	$13,787
Jan 20	$12,788	$15,352	$13,785
Feb 20	$12,272	$14,060	$13,154
Mar 20	$11,179	$12,163	$12,128
Apr 20	$12,100	$13,483	$12,941
May 20	$12,571	$14,128	$13,310
Jun 20	$12,826	$14,536	$13,557
Jul 20	$13,496	$15,256	$14,072
Aug 20	$14,018	$16,225	$14,574
Sep 20	$13,799	$15,698	$14,286
Oct 20	$13,542	$15,232	$14,023
Nov 20	$14,828	$17,217	$15,149
Dec 20	$15,431	$18,027	$15,626
Jan 21	$15,359	$17,877	$15,497
Feb 21	$15,558	$18,323	$15,618
Mar 21	$15,685	$18,938	$15,870
Apr 21	$16,226	$19,814	$16,360
May 21	$16,448	$20,125	$16,580
Jun 21	$16,440	$20,391	$16,621
Jul 21	$16,423	$20,678	$16,850
Aug 21	$16,585	$21,187	$17,072
Sep 21	$16,057	$20,301	$16,534
Oct 21	$16,512	$21,363	$16,987
Nov 21	$16,065	$20,870	$16,763
Dec 21	$16,441	$21,804	$17,210
Jan 22	$15,782	$20,707	$16,593
Feb 22	$15,448	$20,222	$16,315
Mar 22	$15,318	$20,769	$16,367
Apr 22	$14,501	$19,060	$15,301
May 22	$14,631	$19,124	$15,374
Jun 22	$13,740	$17,419	$14,399
Jul 22	$14,368	$18,740	$15,144
Aug 22	$13,935	$18,003	$14,546
Sep 22	$12,985	$16,302	$13,463
Oct 22	$13,418	$17,434	$14,006
Nov 22	$14,180	$18,728	$14,870
Dec 22	$13,813	$17,979	$14,526
Jan 23	$14,537	$19,269	$15,290
Feb 23	$14,020	$18,787	$14,870
Mar 23	$14,349	$19,368	$15,356
Apr 23	$14,462	$19,701	$15,560
May 23	$14,302	$19,548	$15,355
Jun 23	$14,782	$20,689	$15,851
Jul 23	$15,064	$21,405	$16,194
Aug 23	$14,707	$20,872	$15,889
Sep 23	$14,170	$19,997	$15,339
Oct 23	$13,954	$19,417	$15,026
Nov 23	$14,895	$21,271	$16,114
Dec 23	$15,553	$22,326	$16,806
Jan 24	$15,543	$22,530	$16,835
Feb 24	$15,975	$23,469	$17,145
Mar 24	$16,378	$24,240	$17,523
Apr 24	$15,774	$23,369	$17,000
May 24	$16,321	$24,374	$17,513
Jun 24	$16,522	$24,906	$17,735
Jul 24	$16,698	$25,346	$18,117
Aug 24	$17,047	$26,028	$18,545
Sep 24	$17,327	$26,496	$18,848
Oct 24	$16,902	$25,946	$18,341
Nov 24	$17,405	$27,001	$18,731
Dec 24	$16,966	$26,336	$18,334

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class II Shares ...
	9.09%	5.84%	5.43%
FTSE World Index...
	17.96	11.19	10.17
Reference Benchmark...
	9.09	5.87	6.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,138,568,997
Holdings Count | Holding	2,329
Advisory Fees Paid, Amount	$ 28,438,638
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,138,568,997
Number of Portfolio Holdings...
2,329
Net Investment Advisory Fees...
$28,438,638
Portfolio Turnover Rate...
154%

C000007940
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation V.I. Fund
Class Name	Class III Shares
Trading Symbol	GAIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 9.01%.

  For the same period, the FTSE World Index returned 17.96% and the Reference Benchmark returned 9.09%.

What contributed to performance?

The Fund’s positive absolute return was primarily driven by equity positioning. Within equities, positioning in information technology and financials as well as, to a lesser extent, consumer discretionary and communication services were the primary contributors to absolute return. Within fixed income, positioning in high yield corporate bonds and securitized assets, notably commercial mortgage-backed securities and asset-backed securities, positively impacted return, as did positioning in nominal U.S. Treasuries and select emerging market sovereign issues.

The Fund’s exposure to cash and cash equivalents was actively managed over the period and used to help mitigate portfolio volatility while serving as a source of funds for new investments and to meet redemptions. The Fund’s cash exposure had a slight positive impact on absolute return.

What detracted from performance?

Within equities, positioning in index-related equity futures used mainly as a hedge during periods of heightened market volatility was the primary detractor from absolute return while positioning in materials detracted to a lesser degree. Within fixed income, management of duration (interest rate sensitivity) via interest rate derivatives negatively impacted absolute performance along with exposure to agency mortgage-backed securities and U.K. interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	FTSE World Index	Reference Benchmark
Jan 15	$10,000	$9,835	$9,919
Feb 15	$10,339	$10,390	$10,207
Mar 15	$10,268	$10,231	$10,097
Apr 15	$10,459	$10,503	$10,271
May 15	$10,487	$10,515	$10,235
Jun 15	$10,289	$10,280	$10,087
Jul 15	$10,282	$10,411	$10,193
Aug 15	$9,909	$9,722	$9,808
Sep 15	$9,623	$9,367	$9,644
Oct 15	$10,045	$10,106	$10,100
Nov 15	$9,995	$10,041	$10,007
Dec 15	$9,900	$9,863	$9,922
Jan 16	$9,558	$9,282	$9,655
Feb 16	$9,452	$9,227	$9,698
Mar 16	$9,847	$9,906	$10,185
Apr 16	$9,961	$10,061	$10,296
May 16	$9,908	$10,090	$10,280
Jun 16	$9,908	$10,015	$10,360
Jul 16	$10,196	$10,452	$10,636
Aug 16	$10,234	$10,472	$10,613
Sep 16	$10,287	$10,538	$10,671
Oct 16	$10,158	$10,363	$10,469
Nov 16	$10,181	$10,464	$10,394
Dec 16	$10,277	$10,716	$10,523
Jan 17	$10,461	$11,000	$10,710
Feb 17	$10,653	$11,317	$10,916
Mar 17	$10,738	$11,454	$10,990
Apr 17	$10,868	$11,639	$11,138
May 17	$11,045	$11,902	$11,337
Jun 17	$11,061	$11,958	$11,356
Jul 17	$11,284	$12,265	$11,588
Aug 17	$11,330	$12,306	$11,651
Sep 17	$11,400	$12,563	$11,747
Oct 17	$11,485	$12,817	$11,874
Nov 17	$11,616	$13,084	$12,063
Dec 17	$11,685	$13,296	$12,175
Jan 18	$12,110	$14,015	$12,596
Feb 18	$11,740	$13,450	$12,268
Mar 18	$11,630	$13,177	$12,168
Apr 18	$11,583	$13,317	$12,169
May 18	$11,567	$13,335	$12,178
Jun 18	$11,496	$13,290	$12,148
Jul 18	$11,713	$13,715	$12,374
Aug 18	$11,729	$13,846	$12,469
Sep 18	$11,673	$13,940	$12,480
Oct 18	$11,133	$12,911	$11,905
Nov 18	$11,268	$13,067	$12,026
Dec 18	$10,800	$12,131	$11,606
Jan 19	$11,358	$13,078	$12,198
Feb 19	$11,492	$13,436	$12,367
Mar 19	$11,609	$13,598	$12,524
Apr 19	$11,800	$14,077	$12,777
May 19	$11,484	$13,275	$12,421
Jun 19	$11,951	$14,149	$13,008
Jul 19	$11,907	$14,205	$13,017
Aug 19	$11,907	$13,892	$12,972
Sep 19	$12,000	$14,218	$13,101
Oct 19	$12,253	$14,609	$13,340
Nov 19	$12,413	$14,984	$13,495
Dec 19	$12,717	$15,496	$13,787
Jan 20	$12,726	$15,352	$13,785
Feb 20	$12,217	$14,060	$13,154
Mar 20	$11,128	$12,163	$12,128
Apr 20	$12,041	$13,483	$12,941
May 20	$12,506	$14,128	$13,310
Jun 20	$12,761	$14,536	$13,557
Jul 20	$13,424	$15,256	$14,072
Aug 20	$13,949	$16,225	$14,574
Sep 20	$13,727	$15,698	$14,286
Oct 20	$13,469	$15,232	$14,023
Nov 20	$14,749	$17,217	$15,149
Dec 20	$15,351	$18,027	$15,626
Jan 21	$15,275	$17,877	$15,497
Feb 21	$15,473	$18,323	$15,618
Mar 21	$15,596	$18,938	$15,870
Apr 21	$16,133	$19,814	$16,360
May 21	$16,350	$20,125	$16,580
Jun 21	$16,350	$20,391	$16,621
Jul 21	$16,329	$20,678	$16,850
Aug 21	$16,483	$21,187	$17,072
Sep 21	$15,961	$20,301	$16,534
Oct 21	$16,406	$21,363	$16,987
Nov 21	$15,961	$20,870	$16,763
Dec 21	$16,336	$21,804	$17,210
Jan 22	$15,677	$20,707	$16,593
Feb 22	$15,347	$20,222	$16,315
Mar 22	$15,211	$20,769	$16,367
Apr 22	$14,404	$19,060	$15,301
May 22	$14,529	$19,124	$15,374
Jun 22	$13,643	$17,419	$14,399
Jul 22	$14,276	$18,740	$15,144
Aug 22	$13,837	$18,003	$14,546
Sep 22	$12,890	$16,302	$13,463
Oct 22	$13,329	$17,434	$14,006
Nov 22	$14,079	$18,728	$14,870
Dec 22	$13,710	$17,979	$14,526
Jan 23	$14,426	$19,269	$15,290
Feb 23	$13,918	$18,787	$14,870
Mar 23	$14,241	$19,368	$15,356
Apr 23	$14,345	$19,701	$15,560
May 23	$14,195	$19,548	$15,355
Jun 23	$14,668	$20,689	$15,851
Jul 23	$14,946	$21,405	$16,194
Aug 23	$14,588	$20,872	$15,889
Sep 23	$14,056	$19,997	$15,339
Oct 23	$13,837	$19,417	$15,026
Nov 23	$14,772	$21,271	$16,114
Dec 23	$15,422	$22,326	$16,806
Jan 24	$15,410	$22,530	$16,835
Feb 24	$15,836	$23,469	$17,145
Mar 24	$16,239	$24,240	$17,523
Apr 24	$15,635	$23,369	$17,000
May 24	$16,180	$24,374	$17,513
Jun 24	$16,381	$24,906	$17,735
Jul 24	$16,550	$25,346	$18,117
Aug 24	$16,897	$26,028	$18,545
Sep 24	$17,172	$26,496	$18,848
Oct 24	$16,754	$25,946	$18,341
Nov 24	$17,244	$27,001	$18,731
Dec 24	$16,812	$26,336	$18,334

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	9.01%	5.74%	5.33%
FTSE World Index...
	17.96	11.19	10.17
Reference Benchmark...
	9.09	5.87	6.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,138,568,997
Holdings Count | Holding	2,329
Advisory Fees Paid, Amount	$ 28,438,638
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,138,568,997
Number of Portfolio Holdings...
2,329
Net Investment Advisory Fees...
$28,438,638
Portfolio Turnover Rate...
154%

C000007929
Shareholder Report [Line Items]
Fund Name	BlackRock Government Money Market V.I. Fund
Class Name	Class I Shares
Trading Symbol	DMMKI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Government Money Market V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 200,740,775
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 607,596
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$200,740,775
Number of Portfolio Holdings...
87
Net Investment Advisory Fees...
$607,596
Current seven-day yields as of December 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.23%
   7-Day Yield...
4.23%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
39.8%
Repurchase Agreements...
34.9
U.S. Government Sponsored Agency Obligations...
22.1
Other Assets Less Liabilities...
3.2

C000195945
Shareholder Report [Line Items]
Fund Name	BlackRock International Index V.I. Fund
Class Name	Class I Shares
Trading Symbol	BIIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 3.43%.

For the same period, the MSCI EAFE Index returned 3.82%.

In 2024, Japan's equity markets saw strong performance. The Nikkei 225 Index reached all-time highs in the first half of the year, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan was seen as a substitute for China amid geopolitical fragmentation. The Bank of Japan raised rates for the first time since 2007 in April 2024 and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the U.S. dollar.

In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.

European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.

The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump's economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	MSCI EAFE Index
Jan 15	$10,086	$10,049
Feb 15	$10,697	$10,650
Mar 15	$10,533	$10,488
Apr 15	$10,948	$10,916
May 15	$10,933	$10,860
Jun 15	$10,611	$10,552
Jul 15	$10,792	$10,772
Aug 15	$10,016	$9,979
Sep 15	$9,545	$9,472
Oct 15	$10,188	$10,213
Nov 15	$10,086	$10,054
Dec 15	$9,884	$9,919
Jan 16	$9,309	$9,201
Feb 16	$9,009	$9,033
Mar 16	$9,616	$9,620
Apr 16	$9,819	$9,899
May 16	$9,819	$9,809
Jun 16	$9,544	$9,480
Jul 16	$9,973	$9,960
Aug 16	$9,989	$9,967
Sep 16	$10,126	$10,090
Oct 16	$9,900	$9,883
Nov 16	$9,681	$9,687
Dec 16	$9,973	$10,018
Jan 17	$10,293	$10,308
Feb 17	$10,419	$10,456
Mar 17	$10,739	$10,744
Apr 17	$11,026	$11,017
May 17	$11,413	$11,421
Jun 17	$11,421	$11,401
Jul 17	$11,758	$11,730
Aug 17	$11,750	$11,726
Sep 17	$12,019	$12,017
Oct 17	$12,205	$12,200
Nov 17	$12,323	$12,328
Dec 17	$12,506	$12,526
Jan 18	$13,119	$13,154
Feb 18	$12,462	$12,560
Mar 18	$12,375	$12,334
Apr 18	$12,567	$12,615
May 18	$12,322	$12,332
Jun 18	$12,156	$12,181
Jul 18	$12,488	$12,481
Aug 18	$12,208	$12,240
Sep 18	$12,331	$12,346
Oct 18	$11,340	$11,364
Nov 18	$11,366	$11,349
Dec 18	$10,793	$10,798
Jan 19	$11,510	$11,508
Feb 19	$11,781	$11,801
Mar 19	$11,875	$11,876
Apr 19	$12,227	$12,210
May 19	$11,618	$11,623
Jun 19	$12,295	$12,313
Jul 19	$12,051	$12,157
Aug 19	$11,821	$11,842
Sep 19	$12,173	$12,181
Oct 19	$12,592	$12,619
Nov 19	$12,741	$12,761
Dec 19	$13,123	$13,176
Jan 20	$12,787	$12,900
Feb 20	$11,823	$11,734
Mar 20	$10,090	$10,168
Apr 20	$10,761	$10,825
May 20	$11,334	$11,296
Jun 20	$11,711	$11,681
Jul 20	$11,949	$11,953
Aug 20	$12,522	$12,568
Sep 20	$12,242	$12,241
Oct 20	$11,753	$11,752
Nov 20	$13,500	$13,574
Dec 20	$14,177	$14,205
Jan 21	$13,991	$14,054
Feb 21	$14,333	$14,369
Mar 21	$14,675	$14,700
Apr 21	$15,117	$15,142
May 21	$15,673	$15,636
Jun 21	$15,459	$15,460
Jul 21	$15,581	$15,576
Aug 21	$15,824	$15,851
Sep 21	$15,296	$15,391
Oct 21	$15,767	$15,769
Nov 21	$15,053	$15,035
Dec 21	$15,778	$15,805
Jan 22	$15,174	$15,042
Feb 22	$14,716	$14,776
Mar 22	$14,702	$14,871
Apr 22	$13,758	$13,909
May 22	$14,009	$14,013
Jun 22	$12,755	$12,713
Jul 22	$13,419	$13,346
Aug 22	$12,623	$12,712
Sep 22	$11,443	$11,523
Oct 22	$12,121	$12,143
Nov 22	$13,773	$13,510
Dec 22	$13,514	$13,521
Jan 23	$14,678	$14,616
Feb 23	$14,225	$14,311
Mar 23	$14,678	$14,666
Apr 23	$15,087	$15,080
May 23	$14,482	$14,442
Jun 23	$15,147	$15,099
Jul 23	$15,547	$15,587
Aug 23	$14,941	$14,990
Sep 23	$14,396	$14,478
Oct 23	$13,957	$13,891
Nov 23	$15,153	$15,181
Dec 23	$15,963	$15,987
Jan 24	$15,885	$16,079
Feb 24	$16,337	$16,373
Mar 24	$16,883	$16,912
Apr 24	$16,337	$16,479
May 24	$17,179	$17,117
Jun 24	$16,805	$16,841
Jul 24	$17,308	$17,335
Aug 24	$17,901	$17,899
Sep 24	$18,026	$18,064
Oct 24	$17,026	$17,082
Nov 24	$16,995	$16,985
Dec 24	$16,511	$16,598

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	3.43%	4.70%	5.14%
MSCI EAFE Index...
	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 205,690,256
Holdings Count | Holding	729
Advisory Fees Paid, Amount	$ 170,370
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$205,690,256
Number of Portfolio Holdings...
729
Net Investment Advisory Fees...
$170,370
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.8%
United Kingdom...
11.7
France...
9.3
Germany...
9.1
United States...
8.4
Australia...
7.3
Switzerland...
6.4
Netherlands...
4.1
Sweden...
3.1
Denmark...
2.9
OtherFootnote Reference(a)...
14.0
Short-Term Securities...
0.6
Other Assets Less Liabilities...
0.3
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000225417
Shareholder Report [Line Items]
Fund Name	BlackRock International Index V.I. Fund
Class Name	Class III Shares
Trading Symbol	BIIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$52	0.52%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 3.20%.

For the same period, the MSCI EAFE Index returned 3.82%.

In 2024, Japan's equity markets saw strong performance. The Nikkei 225 Index reached all-time highs in the first half of the year, driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan was seen as a substitute for China amid geopolitical fragmentation. The Bank of Japan raised rates for the first time since 2007 in April 2024 and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the U.S. dollar.

In the third quarter, Japan benefited from increased tourism, but the weak yen made imports more expensive. The Nikkei Index declined sharply, but business sentiment remained stable throughout the third quarter. In the fourth quarter, the Nikkei 225 briefly rose above 40,000 in December but declined due to concerns about U.S. tariff policies.

European equities underperformed compared to the United States. The U.K. was in a technical recession at the end of 2023, with mixed economic expectations due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive GDP growth. Keir Starmer became U.K. Prime Minister, leading to cautious optimism. The Bank of England kept the Bank Rate at 5.25% in the second quarter, despite headline CPI falling to 2.00% in May.

The European Parliament elections in June 2024 showed a drift to the right, increasing Euroskeptic members. The European Central Bank (“ECB”) held rates steady at 4.00% in April but cut rates by 25 bps in May. The ECB also cut rates by 25 bps in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump's economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	MSCI EAFE Index
Jan 15	$10,084	$10,049
Feb 15	$10,693	$10,650
Mar 15	$10,526	$10,488
Apr 15	$10,939	$10,916
May 15	$10,921	$10,860
Jun 15	$10,598	$10,552
Jul 15	$10,776	$10,772
Aug 15	$9,999	$9,979
Sep 15	$9,528	$9,472
Oct 15	$10,167	$10,213
Nov 15	$10,063	$10,054
Dec 15	$9,859	$9,919
Jan 16	$9,284	$9,201
Feb 16	$8,983	$9,033
Mar 16	$9,586	$9,620
Apr 16	$9,786	$9,899
May 16	$9,784	$9,809
Jun 16	$9,508	$9,480
Jul 16	$9,933	$9,960
Aug 16	$9,947	$9,967
Sep 16	$10,082	$10,090
Oct 16	$9,854	$9,883
Nov 16	$9,635	$9,687
Dec 16	$9,923	$10,018
Jan 17	$10,239	$10,308
Feb 17	$10,363	$10,456
Mar 17	$10,679	$10,744
Apr 17	$10,962	$11,017
May 17	$11,344	$11,421
Jun 17	$11,350	$11,401
Jul 17	$11,683	$11,730
Aug 17	$11,672	$11,726
Sep 17	$11,937	$12,017
Oct 17	$12,119	$12,200
Nov 17	$12,233	$12,328
Dec 17	$12,413	$12,526
Jan 18	$13,018	$13,154
Feb 18	$12,364	$12,560
Mar 18	$12,275	$12,334
Apr 18	$12,463	$12,615
May 18	$12,217	$12,332
Jun 18	$12,050	$12,181
Jul 18	$12,377	$12,481
Aug 18	$12,097	$12,240
Sep 18	$12,216	$12,346
Oct 18	$11,232	$11,364
Nov 18	$11,256	$11,349
Dec 18	$10,686	$10,798
Jan 19	$11,393	$11,508
Feb 19	$11,659	$11,801
Mar 19	$11,750	$11,876
Apr 19	$12,096	$12,210
May 19	$11,491	$11,623
Jun 19	$12,157	$12,313
Jul 19	$11,914	$12,157
Aug 19	$11,684	$11,842
Sep 19	$12,029	$12,181
Oct 19	$12,441	$12,619
Nov 19	$12,586	$12,761
Dec 19	$12,960	$13,176
Jan 20	$12,626	$12,900
Feb 20	$11,671	$11,734
Mar 20	$9,959	$10,168
Apr 20	$10,619	$10,825
May 20	$11,182	$11,296
Jun 20	$11,552	$11,681
Jul 20	$11,783	$11,953
Aug 20	$12,346	$12,568
Sep 20	$12,068	$12,241
Oct 20	$11,583	$11,752
Nov 20	$13,302	$13,574
Dec 20	$13,966	$14,205
Jan 21	$13,780	$14,054
Feb 21	$14,102	$14,369
Mar 21	$14,453	$14,700
Apr 21	$14,874	$15,142
May 21	$15,421	$15,636
Jun 21	$15,197	$15,460
Jul 21	$15,317	$15,576
Aug 21	$15,556	$15,851
Sep 21	$15,036	$15,391
Oct 21	$15,486	$15,769
Nov 21	$14,783	$15,035
Dec 21	$15,497	$15,805
Jan 22	$14,903	$15,042
Feb 22	$14,453	$14,776
Mar 22	$14,424	$14,871
Apr 22	$13,495	$13,909
May 22	$13,756	$14,013
Jun 22	$12,523	$12,713
Jul 22	$13,161	$13,346
Aug 22	$12,378	$12,712
Sep 22	$11,217	$11,523
Oct 22	$11,884	$12,143
Nov 22	$13,495	$13,510
Dec 22	$13,237	$13,521
Jan 23	$14,380	$14,616
Feb 23	$13,935	$14,311
Mar 23	$14,366	$14,666
Apr 23	$14,767	$15,080
May 23	$14,172	$14,442
Jun 23	$14,811	$15,099
Jul 23	$15,219	$15,587
Aug 23	$14,609	$14,990
Sep 23	$14,088	$14,478
Oct 23	$13,642	$13,891
Nov 23	$14,802	$15,181
Dec 23	$15,596	$15,987
Jan 24	$15,520	$16,079
Feb 24	$15,963	$16,373
Mar 24	$16,483	$16,912
Apr 24	$15,948	$16,479
May 24	$16,773	$17,117
Jun 24	$16,406	$16,841
Jul 24	$16,884	$17,335
Aug 24	$17,466	$17,899
Sep 24	$17,589	$18,064
Oct 24	$16,608	$17,082
Nov 24	$16,562	$16,985
Dec 24	$16,096	$16,598

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	3.20%	4.43%	4.87%
MSCI EAFE Index...
	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 205,690,256
Holdings Count | Holding	729
Advisory Fees Paid, Amount	$ 170,370
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$205,690,256
Number of Portfolio Holdings...
729
Net Investment Advisory Fees...
$170,370
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
22.8%
United Kingdom...
11.7
France...
9.3
Germany...
9.1
United States...
8.4
Australia...
7.3
Switzerland...
6.4
Netherlands...
4.1
Sweden...
3.1
Denmark...
2.9
OtherFootnote Reference(a)...
14.0
Short-Term Securities...
0.6
Other Assets Less Liabilities...
0.3
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007920
Shareholder Report [Line Items]
Fund Name	BlackRock International V.I. Fund
Class Name	Class I Shares
Trading Symbol	IVVVI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 0.37%.

  For the same period, the MSCI ACWI ex USA Index returned 5.53%.

What contributed to performance?

Positive contributions to the Fund’s performance were led by stock selection within the communication services, energy and materials sectors. At the individual stock level, leading contributors included holdings of a Japan-based operator of an online employment platform which saw its results boosted by a strong labor market and announced a major share repurchase program. In addition, shares of a leading Chinese social media and videogame company held in the Fund rose sharply on strong advertising revenues boosted by the deployment of artificial intelligence to improve targeting. Finally, a large Italian international bank held in the Fund outperformed on strong earnings supported by its wealth management and insurance businesses and improved sentiment around bank net interest margins given the outlook for interest rates to remain higher for longer.

What detracted from performance?

From a sector perspective, stock selection within information technology, consumer discretionary and healthcare detracted the most from return. At the individual stock level, holdings of a Japan-based semiconductor company lagged as declining prices and sales for commodity memory components weighed on its results, although there are signs that demand for its high-bandwidth memory components used in artificial intelligence is rebounding. Exposure to a North American railroad operator also detracted as higher labor and fuel costs led to disappointing results and the larger railway industry faces an uncertain 2025 freight volume outlook, leading management to lower guidance. Finally, a German manufacturer of personal care products underperformed on lower-than-expected sales growth in its consumer division and a challenging Chinese market which drove a decline in sales for one of its premium skin care brands.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	MSCI ACWI ex USA Index
Jan 15	$9,703	$9,985
Feb 15	$10,307	$10,519
Mar 15	$10,109	$10,349
Apr 15	$10,436	$10,872
May 15	$10,782	$10,702
Jun 15	$10,505	$10,403
Jul 15	$10,602	$10,375
Aug 15	$9,869	$9,582
Sep 15	$9,298	$9,137
Oct 15	$9,973	$9,818
Nov 15	$10,002	$9,615
Dec 15	$9,725	$9,434
Jan 16	$8,963	$8,792
Feb 16	$8,813	$8,692
Mar 16	$9,344	$9,398
Apr 16	$9,604	$9,646
May 16	$9,644	$9,483
Jun 16	$9,184	$9,338
Jul 16	$9,669	$9,800
Aug 16	$9,820	$9,862
Sep 16	$9,880	$9,983
Oct 16	$9,870	$9,840
Nov 16	$9,559	$9,612
Dec 16	$9,762	$9,858
Jan 17	$10,027	$10,207
Feb 17	$10,292	$10,370
Mar 17	$10,741	$10,633
Apr 17	$11,046	$10,860
May 17	$11,362	$11,213
Jun 17	$11,383	$11,248
Jul 17	$12,015	$11,662
Aug 17	$12,066	$11,723
Sep 17	$12,147	$11,941
Oct 17	$12,218	$12,165
Nov 17	$12,473	$12,264
Dec 17	$12,799	$12,538
Jan 18	$13,594	$13,237
Feb 18	$12,626	$12,613
Mar 18	$12,432	$12,390
Apr 18	$12,555	$12,588
May 18	$12,086	$12,297
Jun 18	$12,086	$12,066
Jul 18	$12,438	$12,355
Aug 18	$11,923	$12,096
Sep 18	$11,882	$12,151
Oct 18	$10,902	$11,163
Nov 18	$10,860	$11,269
Dec 18	$10,006	$10,758
Jan 19	$10,996	$11,571
Feb 19	$11,431	$11,797
Mar 19	$11,442	$11,868
Apr 19	$11,920	$12,181
May 19	$11,246	$11,527
Jun 19	$11,866	$12,222
Jul 19	$11,905	$12,074
Aug 19	$11,611	$11,701
Sep 19	$11,840	$12,002
Oct 19	$12,395	$12,421
Nov 19	$12,612	$12,530
Dec 19	$13,220	$13,073
Jan 20	$13,011	$12,722
Feb 20	$12,131	$11,716
Mar 20	$9,844	$10,020
Apr 20	$10,779	$10,779
May 20	$11,779	$11,132
Jun 20	$12,505	$11,635
Jul 20	$12,993	$12,153
Aug 20	$13,755	$12,674
Sep 20	$13,464	$12,362
Oct 20	$13,251	$12,096
Nov 20	$14,998	$13,724
Dec 20	$16,039	$14,465
Jan 21	$16,062	$14,497
Feb 21	$17,096	$14,784
Mar 21	$17,489	$14,971
Apr 21	$18,074	$15,411
May 21	$18,388	$15,893
Jun 21	$18,321	$15,790
Jul 21	$17,948	$15,530
Aug 21	$18,328	$15,825
Sep 21	$17,994	$15,319
Oct 21	$18,501	$15,684
Nov 21	$17,141	$14,978
Dec 21	$17,431	$15,597
Jan 22	$16,536	$15,022
Feb 22	$15,699	$14,725
Mar 22	$15,567	$14,748
Apr 22	$14,276	$13,822
May 22	$14,173	$13,922
Jun 22	$12,633	$12,724
Jul 22	$13,289	$13,160
Aug 22	$12,283	$12,736
Sep 22	$10,988	$11,464
Oct 22	$11,719	$11,806
Nov 22	$13,441	$13,200
Dec 22	$13,140	$13,101
Jan 23	$14,615	$14,164
Feb 23	$14,046	$13,666
Mar 23	$14,446	$14,001
Apr 23	$14,753	$14,244
May 23	$14,046	$13,726
Jun 23	$14,861	$14,342
Jul 23	$15,368	$14,925
Aug 23	$14,815	$14,251
Sep 23	$13,923	$13,801
Oct 23	$13,355	$13,231
Nov 23	$14,815	$14,422
Dec 23	$15,639	$15,147
Jan 24	$15,267	$14,996
Feb 24	$15,484	$15,376
Mar 24	$16,166	$15,857
Apr 24	$15,484	$15,572
May 24	$16,166	$16,024
Jun 24	$15,949	$16,009
Jul 24	$16,140	$16,379
Aug 24	$16,543	$16,846
Sep 24	$16,481	$17,300
Oct 24	$15,674	$16,451
Nov 24	$16,016	$16,302
Dec 24	$15,697	$15,985

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	0.37%	3.49%	4.61%
MSCI ACWI ex USA Index...
	5.53	4.10	4.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 74,007,062
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 483,953
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$74,007,062
Number of Portfolio Holdings...
33
Net Investment Advisory Fees...
$483,953
Portfolio Turnover Rate...
61%

Holdings [Text Block]

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
15.4%
United Kingdom...
15.2
Japan...
14.7
Germany...
12.4
Canada...
9.4
France...
8.1
China...
6.6
Taiwan...
6.2
Denmark...
4.3
Switzerland...
2.4
OtherFootnote Reference(a)...
4.4
Short-Term Securities...
1.5
Liabilities in Excess of Other Assets...
(0.6)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007908
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Growth V.I. Fund
Class Name	Class I Shares
Trading Symbol	LGGGI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$91	0.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 31.71%.

  For the same period, the Russell 1000® Index returned 24.51% and the Russell 1000® Growth Index returned 33.36%.

What contributed to performance?

Stock selection in the information technology, communication services, and consumer discretionary sectors contributed to absolute performance. In all three sectors, the leading individual contributors were mega-cap, technology-related stocks that led the broader market higher in 2024.

What detracted from performance?

Stock selection in the real estate and energy sectors detracted from performance. While no other sectors detracted from absolute performance, the Fund lagged in the IT services industry largely due to a position in a provider of a cloud-based, software-as-a-service platform for global enterprises.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Russell 1000® Index	Russell 1000® Growth Index
Jan 15	$9,652	$9,725	$9,847
Feb 15	$10,277	$10,287	$10,503
Mar 15	$10,149	$10,159	$10,384
Apr 15	$10,149	$10,231	$10,436
May 15	$10,277	$10,365	$10,583
Jun 15	$10,107	$10,171	$10,396
Jul 15	$10,366	$10,367	$10,749
Aug 15	$9,785	$9,743	$10,096
Sep 15	$9,542	$9,476	$9,846
Oct 15	$10,416	$10,243	$10,694
Nov 15	$10,401	$10,277	$10,724
Dec 15	$10,273	$10,092	$10,567
Jan 16	$9,683	$9,549	$9,977
Feb 16	$9,668	$9,545	$9,973
Mar 16	$10,326	$10,210	$10,645
Apr 16	$10,099	$10,266	$10,548
May 16	$10,333	$10,446	$10,753
Jun 16	$10,167	$10,469	$10,711
Jul 16	$10,657	$10,868	$11,216
Aug 16	$10,687	$10,882	$11,160
Sep 16	$10,710	$10,891	$11,201
Oct 16	$10,513	$10,679	$10,938
Nov 16	$10,922	$11,100	$11,176
Dec 16	$11,083	$11,308	$11,314
Jan 17	$11,431	$11,536	$11,696
Feb 17	$12,037	$11,982	$12,182
Mar 17	$12,120	$11,990	$12,322
Apr 17	$12,428	$12,116	$12,604
May 17	$12,668	$12,271	$12,932
Jun 17	$12,710	$12,357	$12,898
Jul 17	$13,245	$12,601	$13,241
Aug 17	$13,354	$12,641	$13,483
Sep 17	$13,362	$12,910	$13,659
Oct 17	$14,007	$13,206	$14,188
Nov 17	$14,250	$13,609	$14,619
Dec 17	$14,358	$13,761	$14,733
Jan 18	$15,892	$14,516	$15,776
Feb 18	$15,585	$13,983	$15,363
Mar 18	$15,229	$13,666	$14,941
Apr 18	$15,576	$13,712	$14,994
May 18	$16,239	$14,062	$15,651
Jun 18	$16,545	$14,153	$15,801
Jul 18	$16,694	$14,642	$16,265
Aug 18	$17,430	$15,146	$17,155
Sep 18	$17,531	$15,204	$17,251
Oct 18	$15,686	$14,128	$15,708
Nov 18	$16,150	$14,415	$15,875
Dec 18	$14,791	$13,102	$14,510
Jan 19	$16,324	$14,200	$15,814
Feb 19	$16,823	$14,681	$16,380
Mar 19	$17,334	$14,937	$16,846
Apr 19	$18,145	$15,540	$17,607
May 19	$17,356	$14,550	$16,495
Jun 19	$18,444	$15,571	$17,628
Jul 19	$18,590	$15,813	$18,026
Aug 19	$18,378	$15,523	$17,888
Sep 19	$17,888	$15,792	$17,890
Oct 19	$18,245	$16,127	$18,394
Nov 19	$19,170	$16,736	$19,210
Dec 19	$19,628	$17,220	$19,790
Jan 20	$20,602	$17,238	$20,232
Feb 20	$19,393	$15,830	$18,854
Mar 20	$17,543	$13,738	$17,000
Apr 20	$20,084	$15,553	$19,515
May 20	$21,713	$16,374	$20,825
Jun 20	$22,786	$16,736	$21,732
Jul 20	$24,282	$17,716	$23,404
Aug 20	$26,328	$19,016	$25,819
Sep 20	$25,455	$18,321	$24,604
Oct 20	$24,806	$17,879	$23,769
Nov 20	$26,964	$19,985	$26,203
Dec 20	$28,213	$20,830	$27,408
Jan 21	$27,481	$20,658	$27,205
Feb 21	$28,083	$21,257	$27,199
Mar 21	$27,952	$22,061	$27,666
Apr 21	$30,070	$23,249	$29,548
May 21	$29,482	$23,359	$29,140
Jun 21	$31,534	$23,944	$30,968
Jul 21	$32,589	$24,442	$31,988
Aug 21	$33,698	$25,149	$33,184
Sep 21	$31,737	$23,994	$31,326
Oct 21	$33,793	$25,659	$34,039
Nov 21	$33,265	$25,315	$34,247
Dec 21	$33,316	$26,340	$34,971
Jan 22	$29,255	$24,855	$31,970
Feb 22	$28,125	$24,173	$30,612
Mar 22	$28,736	$24,989	$31,809
Apr 22	$24,690	$22,761	$27,968
May 22	$24,216	$22,727	$27,318
Jun 22	$22,186	$20,823	$25,154
Jul 22	$25,120	$22,763	$28,173
Aug 22	$23,299	$21,889	$26,861
Sep 22	$20,828	$19,863	$24,249
Oct 22	$21,624	$21,456	$25,667
Nov 22	$22,649	$22,617	$26,836
Dec 22	$20,621	$21,302	$24,782
Jan 23	$23,013	$22,730	$26,847
Feb 23	$22,671	$22,189	$26,528
Mar 23	$24,527	$22,891	$28,342
Apr 23	$25,031	$23,175	$28,621
May 23	$26,464	$23,283	$29,926
Jun 23	$28,270	$24,855	$31,972
Jul 23	$28,882	$25,710	$33,050
Aug 23	$28,980	$25,260	$32,753
Sep 23	$27,254	$24,073	$30,972
Oct 23	$26,945	$23,491	$30,531
Nov 23	$30,299	$25,685	$33,859
Dec 23	$31,520	$26,953	$35,358
Jan 24	$32,730	$27,329	$36,240
Feb 24	$35,133	$28,805	$38,713
Mar 24	$35,829	$29,728	$39,394
Apr 24	$34,089	$28,463	$37,723
May 24	$36,127	$29,804	$39,981
Jun 24	$38,580	$30,790	$42,677
Jul 24	$37,508	$31,238	$41,951
Aug 24	$38,381	$31,979	$42,825
Sep 24	$39,120	$32,663	$44,038
Oct 24	$38,818	$32,434	$43,893
Nov 24	$41,203	$34,522	$46,740
Dec 24	$41,514	$33,560	$47,152

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	31.71%	16.16%	15.30%
Russell 1000® Index...
	24.51	14.28	12.87
Russell 1000® Growth Index...
	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 274,517,494
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,688,948
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$274,517,494
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$1,688,948
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.2%
Consumer Discretionary...
15.1
Communication Services...
14.4
Health Care...
8.1
Financials...
7.2
Industrials...
5.8
Materials...
1.2
Real Estate...
1.0
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.1)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007910
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Growth V.I. Fund
Class Name	Class III Shares
Trading Symbol	LGIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$120	1.03%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 31.39%.

  For the same period, the Russell 1000® Index returned 24.51% and the Russell 1000® Growth Index returned 33.36%.

What contributed to performance?

Stock selection in the information technology, communication services, and consumer discretionary sectors contributed to absolute performance. In all three sectors, the leading individual contributors were mega-cap, technology-related stocks that led the broader market higher in 2024.

What detracted from performance?

Stock selection in the real estate and energy sectors detracted from performance. While no other sectors detracted from absolute performance, the Fund lagged in the IT services industry largely due to a position in a provider of a cloud-based, software-as-a-service platform for global enterprises.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Russell 1000® Index	Russell 1000® Growth Index
Jan 15	$9,650	$9,725	$9,847
Feb 15	$10,272	$10,287	$10,503
Mar 15	$10,143	$10,159	$10,384
Apr 15	$10,143	$10,231	$10,436
May 15	$10,264	$10,365	$10,583
Jun 15	$10,093	$10,171	$10,396
Jul 15	$10,346	$10,367	$10,749
Aug 15	$9,770	$9,743	$10,096
Sep 15	$9,517	$9,476	$9,846
Oct 15	$10,390	$10,243	$10,694
Nov 15	$10,375	$10,277	$10,724
Dec 15	$10,251	$10,092	$10,567
Jan 16	$9,659	$9,549	$9,977
Feb 16	$9,644	$9,545	$9,973
Mar 16	$10,289	$10,210	$10,645
Apr 16	$10,069	$10,266	$10,548
May 16	$10,289	$10,446	$10,753
Jun 16	$10,122	$10,469	$10,711
Jul 16	$10,615	$10,868	$11,216
Aug 16	$10,637	$10,882	$11,160
Sep 16	$10,668	$10,891	$11,201
Oct 16	$10,462	$10,679	$10,938
Nov 16	$10,865	$11,100	$11,176
Dec 16	$11,025	$11,308	$11,314
Jan 17	$11,374	$11,536	$11,696
Feb 17	$11,966	$11,982	$12,182
Mar 17	$12,049	$11,990	$12,322
Apr 17	$12,349	$12,116	$12,604
May 17	$12,590	$12,271	$12,932
Jun 17	$12,623	$12,357	$12,898
Jul 17	$13,160	$12,601	$13,241
Aug 17	$13,261	$12,641	$13,483
Sep 17	$13,269	$12,910	$13,659
Oct 17	$13,900	$13,206	$14,188
Nov 17	$14,143	$13,609	$14,619
Dec 17	$14,247	$13,761	$14,733
Jan 18	$15,765	$14,516	$15,776
Feb 18	$15,467	$13,983	$15,363
Mar 18	$15,110	$13,666	$14,941
Apr 18	$15,447	$13,712	$14,994
May 18	$16,102	$14,062	$15,651
Jun 18	$16,400	$14,153	$15,801
Jul 18	$16,539	$14,642	$16,265
Aug 18	$17,267	$15,146	$17,155
Sep 18	$17,358	$15,204	$17,251
Oct 18	$15,528	$14,128	$15,708
Nov 18	$15,993	$14,415	$15,875
Dec 18	$14,641	$13,102	$14,510
Jan 19	$16,158	$14,200	$15,814
Feb 19	$16,648	$14,681	$16,380
Mar 19	$17,150	$14,937	$16,846
Apr 19	$17,953	$15,540	$17,607
May 19	$17,172	$14,550	$16,495
Jun 19	$18,243	$15,571	$17,628
Jul 19	$18,367	$15,813	$18,026
Aug 19	$18,165	$15,523	$17,888
Sep 19	$17,684	$15,792	$17,890
Oct 19	$18,031	$16,127	$18,394
Nov 19	$18,938	$16,736	$19,210
Dec 19	$19,375	$17,220	$19,790
Jan 20	$20,343	$17,238	$20,232
Feb 20	$19,139	$15,830	$18,854
Mar 20	$17,302	$13,738	$17,000
Apr 20	$19,822	$15,553	$19,515
May 20	$21,423	$16,374	$20,825
Jun 20	$22,465	$16,736	$21,732
Jul 20	$23,946	$17,716	$23,404
Aug 20	$25,954	$19,016	$25,819
Sep 20	$25,088	$18,321	$24,604
Oct 20	$24,448	$17,879	$23,769
Nov 20	$26,569	$19,985	$26,203
Dec 20	$27,789	$20,830	$27,408
Jan 21	$27,065	$20,658	$27,205
Feb 21	$27,644	$21,257	$27,199
Mar 21	$27,513	$22,061	$27,666
Apr 21	$29,593	$23,249	$29,548
May 21	$29,014	$23,359	$29,140
Jun 21	$31,016	$23,944	$30,968
Jul 21	$32,052	$24,442	$31,988
Aug 21	$33,143	$25,149	$33,184
Sep 21	$31,207	$23,994	$31,326
Oct 21	$33,211	$25,659	$34,039
Nov 21	$32,679	$25,315	$34,247
Dec 21	$32,730	$26,340	$34,971
Jan 22	$28,730	$24,855	$31,970
Feb 22	$27,618	$24,173	$30,612
Mar 22	$28,220	$24,989	$31,809
Apr 22	$24,235	$22,761	$27,968
May 22	$23,772	$22,727	$27,318
Jun 22	$21,779	$20,823	$25,154
Jul 22	$24,639	$22,763	$28,173
Aug 22	$22,859	$21,889	$26,861
Sep 22	$20,437	$19,863	$24,249
Oct 22	$21,211	$21,456	$25,667
Nov 22	$22,200	$22,617	$26,836
Dec 22	$20,210	$21,302	$24,782
Jan 23	$22,553	$22,730	$26,847
Feb 23	$22,207	$22,189	$26,528
Mar 23	$24,021	$22,891	$28,342
Apr 23	$24,516	$23,175	$28,621
May 23	$25,902	$23,283	$29,926
Jun 23	$27,667	$24,855	$31,972
Jul 23	$28,272	$25,710	$33,050
Aug 23	$28,354	$25,260	$32,753
Sep 23	$26,654	$24,073	$30,972
Oct 23	$26,341	$23,491	$30,531
Nov 23	$29,625	$25,685	$33,859
Dec 23	$30,814	$26,953	$35,358
Jan 24	$32,005	$27,329	$36,240
Feb 24	$34,337	$28,805	$38,713
Mar 24	$35,008	$29,728	$39,394
Apr 24	$33,297	$28,463	$37,723
May 24	$35,293	$29,804	$39,981
Jun 24	$37,675	$30,790	$42,677
Jul 24	$36,623	$31,238	$41,951
Aug 24	$37,474	$31,979	$42,825
Sep 24	$38,171	$32,663	$44,038
Oct 24	$37,865	$32,434	$43,893
Nov 24	$40,196	$34,522	$46,740
Dec 24	$40,487	$33,560	$47,152

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	31.39%	15.88%	15.01%
Russell 1000® Index...
	24.51	14.28	12.87
Russell 1000® Growth Index...
	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 274,517,494
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,688,948
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$274,517,494
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$1,688,948
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.2%
Consumer Discretionary...
15.1
Communication Services...
14.4
Health Care...
8.1
Financials...
7.2
Industrials...
5.8
Materials...
1.2
Real Estate...
1.0
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(0.1)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007899
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Volatility V.I. Fund
Class Name	Class I Shares
Trading Symbol	AMBLI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 11.99%.

  For the same period, the MSCI All Country World Index returned 17.49% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 5.25%.

What contributed to performance?

The Fund’s equity and fixed income positioning each contributed to absolute returns during the reporting period. A directional overweight in equities, which the Fund held for the majority of the year, contributed positively. A directional long in U.S. equities performed particularly well. Relative value equity positions were also additive, driven by a long in Japan and Italy versus shorts in Australia and South Korea through the first three quarters of the year. Industry positioning in equities also added value. In the emerging markets, a long in Taiwan and shorts in Brazil and South Africa were additive later in the year.

Fixed-income positioning contributed, primarily due to tactical short positions. A short position in the United States added value, as strength in U.S. growth and the prospect of increased fiscal deficits under the Trump administration fueled a sell-off in the bond market late in the year. Relative value fixed-income positioning was also additive in late 2024, as the Fund was positioned long in German Bunds versus a short in U.S. Treasuries. U.S. yields continued to move up more than their global peers given the country’s strong economy, while growth in the core of the Eurozone remained relatively weak. Positioning in the emerging markets further contributed, with the Fund benefiting from a long in China versus a short in Brazil.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position was additive to performance over the period. The Fund was not in a defensive investment position.

What detracted from performance?

Active currency positioning detracted from absolute performance. The Fund was positioned short in the U.S. Dollar versus a basket of developed market currencies, which was a negative at a time of Dollar strength.

Derivatives are used by the investment adviser as an efficient means to take active views on interest rates, equity indices, and currencies in the Fund. During the period, the use of derivatives instead of physical instruments detracted minimally from performance. The Fund did not hold private investments during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	MSCI All Country World Index	ICE BofA 3-Month U.S. Treasury Bill Index	FTSE WGBI (hedged into USD)	50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)
Jan 15	$10,007	$9,844	$10,000	$10,203	$10,024
Feb 15	$10,336	$10,392	$10,000	$10,127	$10,265
Mar 15	$10,365	$10,231	$10,000	$10,204	$10,224
Apr 15	$10,285	$10,528	$10,001	$10,126	$10,334
May 15	$10,336	$10,514	$10,001	$10,062	$10,294
Jun 15	$10,131	$10,266	$10,001	$9,932	$10,107
Jul 15	$10,221	$10,355	$10,000	$10,058	$10,215
Aug 15	$9,924	$9,646	$10,002	$10,041	$9,856
Sep 15	$9,783	$9,296	$10,002	$10,122	$9,717
Oct 15	$10,095	$10,026	$10,001	$10,149	$10,112
Nov 15	$10,177	$9,943	$10,002	$10,154	$10,072
Dec 15	$9,944	$9,764	$10,005	$10,130	$9,969
Jan 16	$9,799	$9,175	$10,006	$10,335	$9,770
Feb 16	$9,746	$9,112	$10,008	$10,462	$9,796
Mar 16	$9,951	$9,787	$10,013	$10,517	$10,185
Apr 16	$9,921	$9,931	$10,015	$10,498	$10,251
May 16	$9,974	$9,944	$10,016	$10,561	$10,288
Jun 16	$9,898	$9,884	$10,020	$10,810	$10,378
Jul 16	$9,936	$10,310	$10,023	$10,848	$10,620
Aug 16	$9,989	$10,344	$10,025	$10,813	$10,621
Sep 16	$9,997	$10,408	$10,030	$10,807	$10,650
Oct 16	$10,027	$10,231	$10,032	$10,666	$10,491
Nov 16	$10,096	$10,309	$10,034	$10,488	$10,443
Dec 16	$10,113	$10,531	$10,038	$10,510	$10,567
Jan 17	$10,121	$10,819	$10,042	$10,430	$10,671
Feb 17	$10,136	$11,123	$10,047	$10,522	$10,868
Mar 17	$10,174	$11,259	$10,048	$10,510	$10,928
Apr 17	$10,259	$11,434	$10,055	$10,579	$11,049
May 17	$10,335	$11,687	$10,060	$10,634	$11,200
Jun 17	$10,366	$11,740	$10,069	$10,594	$11,204
Jul 17	$10,364	$12,068	$10,077	$10,616	$11,372
Aug 17	$10,333	$12,114	$10,087	$10,724	$11,452
Sep 17	$10,395	$12,348	$10,095	$10,656	$11,526
Oct 17	$10,511	$12,605	$10,104	$10,704	$11,672
Nov 17	$10,588	$12,849	$10,113	$10,731	$11,799
Dec 17	$10,617	$13,056	$10,124	$10,735	$11,897
Jan 18	$10,694	$13,793	$10,136	$10,662	$12,192
Feb 18	$10,632	$13,213	$10,146	$10,667	$11,939
Mar 18	$10,640	$12,931	$10,160	$10,798	$11,884
Apr 18	$10,686	$13,054	$10,173	$10,755	$11,918
May 18	$10,733	$13,070	$10,189	$10,778	$11,937
Jun 18	$10,741	$13,000	$10,206	$10,819	$11,928
Jul 18	$10,819	$13,392	$10,222	$10,795	$12,094
Aug 18	$10,687	$13,497	$10,240	$10,807	$12,149
Sep 18	$10,943	$13,555	$10,256	$10,758	$12,148
Oct 18	$10,865	$12,540	$10,274	$10,758	$11,693
Nov 18	$10,834	$12,723	$10,295	$10,832	$11,818
Dec 18	$10,725	$11,827	$10,314	$11,014	$11,501
Jan 19	$10,964	$12,761	$10,334	$11,112	$12,007
Feb 19	$10,860	$13,102	$10,352	$11,103	$12,162
Mar 19	$10,868	$13,267	$10,376	$11,315	$12,355
Apr 19	$10,845	$13,715	$10,395	$11,296	$12,553
May 19	$10,653	$12,901	$10,419	$11,499	$12,294
Jun 19	$10,765	$13,746	$10,442	$11,665	$12,785
Jul 19	$10,748	$13,786	$10,461	$11,756	$12,853
Aug 19	$10,564	$13,459	$10,482	$12,096	$12,887
Sep 19	$10,748	$13,742	$10,501	$12,023	$12,984
Oct 19	$10,955	$14,119	$10,521	$11,972	$13,133
Nov 19	$10,995	$14,463	$10,534	$11,923	$13,267
Dec 19	$10,943	$14,973	$10,549	$11,850	$13,460
Jan 20	$11,083	$14,807	$10,563	$12,119	$13,538
Feb 20	$10,968	$13,611	$10,579	$12,312	$13,099
Mar 20	$10,893	$11,774	$10,610	$12,321	$12,220
Apr 20	$10,761	$13,035	$10,610	$12,432	$12,930
May 20	$10,968	$13,602	$10,611	$12,416	$13,202
Jun 20	$10,926	$14,036	$10,612	$12,452	$13,433
Jul 20	$10,940	$14,779	$10,614	$12,576	$13,855
Aug 20	$10,965	$15,683	$10,615	$12,448	$14,208
Sep 20	$10,873	$15,178	$10,616	$12,542	$14,032
Oct 20	$10,965	$14,809	$10,617	$12,534	$13,857
Nov 20	$11,298	$16,634	$10,618	$12,557	$14,725
Dec 20	$11,334	$17,406	$10,619	$12,574	$15,076
Jan 21	$11,256	$17,327	$10,620	$12,481	$14,986
Feb 21	$11,042	$17,729	$10,621	$12,211	$14,997
Mar 21	$11,205	$18,202	$10,622	$12,187	$15,183
Apr 21	$11,377	$18,998	$10,622	$12,188	$15,516
May 21	$11,488	$19,294	$10,622	$12,210	$15,651
Jun 21	$11,342	$19,548	$10,622	$12,277	$15,797
Jul 21	$11,256	$19,682	$10,623	$12,461	$15,969
Aug 21	$11,342	$20,175	$10,623	$12,423	$16,145
Sep 21	$11,575	$19,342	$10,624	$12,276	$15,716
Oct 21	$11,048	$20,329	$10,623	$12,253	$16,102
Nov 21	$11,135	$19,839	$10,624	$12,399	$16,004
Dec 21	$11,411	$20,633	$10,625	$12,286	$16,251
Jan 22	$11,394	$19,620	$10,624	$12,104	$15,732
Feb 22	$11,178	$19,113	$10,626	$11,964	$15,438
Mar 22	$11,273	$19,527	$10,629	$11,697	$15,433
Apr 22	$11,411	$17,964	$10,631	$11,381	$14,606
May 22	$11,402	$17,985	$10,638	$11,304	$14,566
Jun 22	$11,195	$16,469	$10,641	$11,170	$13,866
Jul 22	$11,126	$17,619	$10,646	$11,432	$14,512
Aug 22	$11,437	$16,970	$10,664	$11,089	$14,028
Sep 22	$11,446	$15,346	$10,691	$10,742	$13,136
Oct 22	$11,636	$16,272	$10,707	$10,704	$13,509
Nov 22	$11,774	$17,534	$10,742	$10,933	$14,178
Dec 22	$12,119	$16,844	$10,781	$10,706	$13,752
Jan 23	$11,929	$18,051	$10,815	$10,947	$14,399
Feb 23	$12,059	$17,534	$10,850	$10,773	$14,079
Mar 23	$11,947	$18,075	$10,897	$11,064	$14,486
Apr 23	$12,102	$18,334	$10,931	$11,102	$14,615
May 23	$12,154	$18,138	$10,974	$11,053	$14,504
Jun 23	$12,404	$19,191	$11,024	$11,024	$14,907
Jul 23	$12,525	$19,894	$11,068	$10,990	$15,156
Aug 23	$12,552	$19,338	$11,118	$10,972	$14,932
Sep 23	$12,770	$18,538	$11,169	$10,767	$14,484
Oct 23	$12,692	$17,981	$11,219	$10,704	$14,224
Nov 23	$12,762	$19,640	$11,269	$11,044	$15,106
Dec 23	$12,507	$20,584	$11,322	$11,393	$15,708
Jan 24	$12,922	$20,704	$11,370	$11,356	$15,728
Feb 24	$13,243	$21,593	$11,416	$11,273	$16,008
Mar 24	$13,384	$22,271	$11,468	$11,359	$16,320
Apr 24	$13,347	$21,536	$11,517	$11,172	$15,917
May 24	$13,422	$22,411	$11,572	$11,236	$16,286
Jun 24	$13,450	$22,910	$11,619	$11,328	$16,534
Jul 24	$13,252	$23,279	$11,671	$11,548	$16,828
Aug 24	$13,394	$23,870	$11,727	$11,666	$17,127
Sep 24	$13,375	$24,425	$11,778	$11,793	$17,419
Oct 24	$13,564	$23,877	$11,823	$11,628	$17,102
Nov 24	$14,055	$24,770	$11,868	$11,768	$17,525
Dec 24	$14,007	$24,183	$11,916	$11,664	$17,240

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	11.99%	5.06%	3.43%
MSCI All Country World Index...
	17.49	10.06	9.23
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.25	2.47	1.77
FTSE WGBI (hedged into USD)...
	2.38	(0.32)	1.55
50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)...
	9.76	5.07	5.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 161,709,176
Holdings Count | Holding	959
Advisory Fees Paid, Amount	$ 531,641
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$161,709,176
Number of Portfolio Holdings...
959
Net Investment Advisory Fees...
$531,641
Portfolio Turnover Rate...
137%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
17.9%
Financials...
12.2
Industrials...
10.2
Health Care...
7.2
Consumer Discretionary...
7.1
Communication Services...
5.4
Consumer Staples...
3.0
Energy...
1.7
Materials...
1.7
Real Estate...
1.3
Utilities...
1.3
Short-Term Securities...
17.4
Other Assets Less Liabilities...
13.6

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007901
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Volatility V.I. Fund
Class Name	Class III Shares
Trading Symbol	ABIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 11.75%.

  For the same period, the MSCI All Country World Index returned 17.49% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 5.25%.

What contributed to performance?

The Fund’s equity and fixed income positioning each contributed to absolute returns during the reporting period. A directional overweight in equities, which the Fund held for the majority of the year, contributed positively. A directional long in U.S. equities performed particularly well. Relative value equity positions were also additive, driven by a long in Japan and Italy versus shorts in Australia and South Korea through the first three quarters of the year. Industry positioning in equities also added value. In the emerging markets, a long in Taiwan and shorts in Brazil and South Africa were additive later in the year.

Fixed-income positioning contributed, primarily due to tactical short positions. A short position in the United States added value, as strength in U.S. growth and the prospect of increased fiscal deficits under the Trump administration fueled a sell-off in the bond market late in the year. Relative value fixed-income positioning was also additive in late 2024, as the Fund was positioned long in German Bunds versus a short in U.S. Treasuries. U.S. yields continued to move up more than their global peers given the country’s strong economy, while growth in the core of the Eurozone remained relatively weak. Positioning in the emerging markets further contributed, with the Fund benefiting from a long in China versus a short in Brazil.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position was additive to performance over the period. The Fund was not in a defensive investment position.

What detracted from performance?

Active currency positioning detracted from absolute performance. The Fund was positioned short in the U.S. Dollar versus a basket of developed market currencies, which was a negative at a time of Dollar strength.

Derivatives are used by the investment adviser as an efficient means to take active views on interest rates, equity indices, and currencies in the Fund. During the period, the use of derivatives instead of physical instruments detracted minimally from performance. The Fund did not hold private investments during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	MSCI All Country World Index	ICE BofA 3-Month U.S. Treasury Bill Index	FTSE WGBI (hedged into USD)	50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)
Jan 15	$10,005	$9,844	$10,000	$10,203	$10,024
Feb 15	$10,332	$10,392	$10,000	$10,127	$10,265
Mar 15	$10,359	$10,231	$10,000	$10,204	$10,224
Apr 15	$10,276	$10,528	$10,001	$10,126	$10,334
May 15	$10,325	$10,514	$10,001	$10,062	$10,294
Jun 15	$10,119	$10,266	$10,001	$9,932	$10,107
Jul 15	$10,206	$10,355	$10,000	$10,058	$10,215
Aug 15	$9,908	$9,646	$10,002	$10,041	$9,856
Sep 15	$9,765	$9,296	$10,002	$10,122	$9,717
Oct 15	$10,074	$10,026	$10,001	$10,149	$10,112
Nov 15	$10,153	$9,943	$10,002	$10,154	$10,072
Dec 15	$9,919	$9,764	$10,005	$10,130	$9,969
Jan 16	$9,773	$9,175	$10,006	$10,335	$9,770
Feb 16	$9,718	$9,112	$10,008	$10,462	$9,796
Mar 16	$9,920	$9,787	$10,013	$10,517	$10,185
Apr 16	$9,888	$9,931	$10,015	$10,498	$10,251
May 16	$9,939	$9,944	$10,016	$10,561	$10,288
Jun 16	$9,861	$9,884	$10,020	$10,810	$10,378
Jul 16	$9,897	$10,310	$10,023	$10,848	$10,620
Aug 16	$9,948	$10,344	$10,025	$10,813	$10,621
Sep 16	$9,953	$10,408	$10,030	$10,807	$10,650
Oct 16	$9,981	$10,231	$10,032	$10,666	$10,491
Nov 16	$10,047	$10,309	$10,034	$10,488	$10,443
Dec 16	$10,063	$10,531	$10,038	$10,510	$10,567
Jan 17	$10,068	$10,819	$10,042	$10,430	$10,671
Feb 17	$10,082	$11,123	$10,047	$10,522	$10,868
Mar 17	$10,117	$11,259	$10,048	$10,510	$10,928
Apr 17	$10,199	$11,434	$10,055	$10,579	$11,049
May 17	$10,273	$11,687	$10,060	$10,634	$11,200
Jun 17	$10,302	$11,740	$10,069	$10,594	$11,204
Jul 17	$10,297	$12,068	$10,077	$10,616	$11,372
Aug 17	$10,265	$12,114	$10,087	$10,724	$11,452
Sep 17	$10,324	$12,348	$10,095	$10,656	$11,526
Oct 17	$10,437	$12,605	$10,104	$10,704	$11,672
Nov 17	$10,511	$12,849	$10,113	$10,731	$11,799
Dec 17	$10,537	$13,056	$10,124	$10,735	$11,897
Jan 18	$10,612	$13,793	$10,136	$10,662	$12,192
Feb 18	$10,549	$13,213	$10,146	$10,667	$11,939
Mar 18	$10,557	$12,931	$10,160	$10,798	$11,884
Apr 18	$10,603	$13,054	$10,173	$10,755	$11,918
May 18	$10,649	$13,070	$10,189	$10,778	$11,937
Jun 18	$10,649	$13,000	$10,206	$10,819	$11,928
Jul 18	$10,727	$13,392	$10,222	$10,795	$12,094
Aug 18	$10,589	$13,497	$10,240	$10,807	$12,149
Sep 18	$10,842	$13,555	$10,256	$10,758	$12,148
Oct 18	$10,765	$12,540	$10,274	$10,758	$11,693
Nov 18	$10,727	$12,723	$10,295	$10,832	$11,818
Dec 18	$10,614	$11,827	$10,314	$11,014	$11,501
Jan 19	$10,851	$12,761	$10,334	$11,112	$12,007
Feb 19	$10,748	$13,102	$10,352	$11,103	$12,162
Mar 19	$10,756	$13,267	$10,376	$11,315	$12,355
Apr 19	$10,724	$13,715	$10,395	$11,296	$12,553
May 19	$10,535	$12,901	$10,419	$11,499	$12,294
Jun 19	$10,645	$13,746	$10,442	$11,665	$12,785
Jul 19	$10,628	$13,786	$10,461	$11,756	$12,853
Aug 19	$10,439	$13,459	$10,482	$12,096	$12,887
Sep 19	$10,621	$13,742	$10,501	$12,023	$12,984
Oct 19	$10,826	$14,119	$10,521	$11,972	$13,133
Nov 19	$10,858	$14,463	$10,534	$11,923	$13,267
Dec 19	$10,810	$14,973	$10,549	$11,850	$13,460
Jan 20	$10,940	$14,807	$10,563	$12,119	$13,538
Feb 20	$10,834	$13,611	$10,579	$12,312	$13,099
Mar 20	$10,753	$11,774	$10,610	$12,321	$12,220
Apr 20	$10,622	$13,035	$10,610	$12,432	$12,930
May 20	$10,826	$13,602	$10,611	$12,416	$13,202
Jun 20	$10,777	$14,036	$10,612	$12,452	$13,433
Jul 20	$10,790	$14,779	$10,614	$12,576	$13,855
Aug 20	$10,815	$15,683	$10,615	$12,448	$14,208
Sep 20	$10,716	$15,178	$10,616	$12,542	$14,032
Oct 20	$10,807	$14,809	$10,617	$12,534	$13,857
Nov 20	$11,136	$16,634	$10,618	$12,557	$14,725
Dec 20	$11,161	$17,406	$10,619	$12,574	$15,076
Jan 21	$11,093	$17,327	$10,620	$12,481	$14,986
Feb 21	$10,882	$17,729	$10,621	$12,211	$14,997
Mar 21	$11,034	$18,202	$10,622	$12,187	$15,183
Apr 21	$11,203	$18,998	$10,622	$12,188	$15,516
May 21	$11,304	$19,294	$10,622	$12,210	$15,651
Jun 21	$11,161	$19,548	$10,622	$12,277	$15,797
Jul 21	$11,067	$19,682	$10,623	$12,461	$15,969
Aug 21	$11,152	$20,175	$10,623	$12,423	$16,145
Sep 21	$11,382	$19,342	$10,624	$12,276	$15,716
Oct 21	$10,862	$20,329	$10,623	$12,253	$16,102
Nov 21	$10,947	$19,839	$10,624	$12,399	$16,004
Dec 21	$11,220	$20,633	$10,625	$12,286	$16,251
Jan 22	$11,203	$19,620	$10,624	$12,104	$15,732
Feb 22	$10,982	$19,113	$10,626	$11,964	$15,438
Mar 22	$11,067	$19,527	$10,629	$11,697	$15,433
Apr 22	$11,203	$17,964	$10,631	$11,381	$14,606
May 22	$11,194	$17,985	$10,638	$11,304	$14,566
Jun 22	$10,990	$16,469	$10,641	$11,170	$13,866
Jul 22	$10,922	$17,619	$10,646	$11,432	$14,512
Aug 22	$11,220	$16,970	$10,664	$11,089	$14,028
Sep 22	$11,228	$15,346	$10,691	$10,742	$13,136
Oct 22	$11,407	$16,272	$10,707	$10,704	$13,509
Nov 22	$11,543	$17,534	$10,742	$10,933	$14,178
Dec 22	$11,884	$16,844	$10,781	$10,706	$13,752
Jan 23	$11,697	$18,051	$10,815	$10,947	$14,399
Feb 23	$11,816	$17,534	$10,850	$10,773	$14,079
Mar 23	$11,705	$18,075	$10,897	$11,064	$14,486
Apr 23	$11,858	$18,334	$10,931	$11,102	$14,615
May 23	$11,909	$18,138	$10,974	$11,053	$14,504
Jun 23	$12,139	$19,191	$11,024	$11,024	$14,907
Jul 23	$12,259	$19,894	$11,068	$10,990	$15,156
Aug 23	$12,285	$19,338	$11,118	$10,972	$14,932
Sep 23	$12,500	$18,538	$11,169	$10,767	$14,484
Oct 23	$12,423	$17,981	$11,219	$10,704	$14,224
Nov 23	$12,474	$19,640	$11,269	$11,044	$15,106
Dec 23	$12,226	$20,584	$11,322	$11,393	$15,708
Jan 24	$12,634	$20,704	$11,370	$11,356	$15,728
Feb 24	$12,939	$21,593	$11,416	$11,273	$16,008
Mar 24	$13,087	$22,271	$11,468	$11,359	$16,320
Apr 24	$13,041	$21,536	$11,517	$11,172	$15,917
May 24	$13,115	$22,411	$11,572	$11,236	$16,286
Jun 24	$13,143	$22,910	$11,619	$11,328	$16,534
Jul 24	$12,939	$23,279	$11,671	$11,548	$16,828
Aug 24	$13,078	$23,870	$11,727	$11,666	$17,127
Sep 24	$13,050	$24,425	$11,778	$11,793	$17,419
Oct 24	$13,244	$23,877	$11,823	$11,628	$17,102
Nov 24	$13,716	$24,770	$11,868	$11,768	$17,525
Dec 24	$13,662	$24,183	$11,916	$11,664	$17,240

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	11.75%	4.80%	3.17%
MSCI All Country World Index...
	17.49	10.06	9.23
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.25	2.47	1.77
FTSE WGBI (hedged into USD)...
	2.38	(0.32)	1.55
50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)...
	9.76	5.07	5.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 161,709,176
Holdings Count | Holding	959
Advisory Fees Paid, Amount	$ 531,641
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$161,709,176
Number of Portfolio Holdings...
959
Net Investment Advisory Fees...
$531,641
Portfolio Turnover Rate...
137%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
17.9%
Financials...
12.2
Industrials...
10.2
Health Care...
7.2
Consumer Discretionary...
7.1
Communication Services...
5.4
Consumer Staples...
3.0
Energy...
1.7
Materials...
1.7
Real Estate...
1.3
Utilities...
1.3
Short-Term Securities...
17.4
Other Assets Less Liabilities...
13.6

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007902
Shareholder Report [Line Items]
Fund Name	BlackRock S&P 500 Index V.I. Fund
Class Name	Class I Shares
Trading Symbol	IDXVI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 24.83%.

For the same period, the S&P 500® Index returned 25.02%.

In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.

In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it's goal of reducing inflation to it's 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	S&P 500® Index
Jan 15	$9,695	$9,700
Feb 15	$10,252	$10,257
Mar 15	$10,087	$10,095
Apr 15	$10,179	$10,192
May 15	$10,310	$10,323
Jun 15	$10,107	$10,123
Jul 15	$10,314	$10,335
Aug 15	$9,688	$9,712
Sep 15	$9,445	$9,471
Oct 15	$10,237	$10,270
Nov 15	$10,271	$10,301
Dec 15	$10,105	$10,138
Jan 16	$9,602	$9,635
Feb 16	$9,586	$9,622
Mar 16	$10,232	$10,275
Apr 16	$10,269	$10,315
May 16	$10,449	$10,500
Jun 16	$10,471	$10,527
Jul 16	$10,858	$10,915
Aug 16	$10,868	$10,931
Sep 16	$10,868	$10,933
Oct 16	$10,671	$10,733
Nov 16	$11,060	$11,131
Dec 16	$11,277	$11,351
Jan 17	$11,487	$11,566
Feb 17	$11,940	$12,025
Mar 17	$11,951	$12,039
Apr 17	$12,070	$12,163
May 17	$12,240	$12,334
Jun 17	$12,314	$12,411
Jul 17	$12,561	$12,666
Aug 17	$12,595	$12,705
Sep 17	$12,856	$12,967
Oct 17	$13,151	$13,270
Nov 17	$13,553	$13,677
Dec 17	$13,702	$13,829
Jan 18	$14,482	$14,621
Feb 18	$13,942	$14,082
Mar 18	$13,587	$13,724
Apr 18	$13,635	$13,777
May 18	$13,960	$14,108
Jun 18	$14,044	$14,195
Jul 18	$14,568	$14,724
Aug 18	$15,037	$15,203
Sep 18	$15,121	$15,290
Oct 18	$14,087	$14,245
Nov 18	$14,369	$14,535
Dec 18	$13,070	$13,223
Jan 19	$14,122	$14,282
Feb 19	$14,568	$14,741
Mar 19	$14,855	$15,027
Apr 19	$15,454	$15,636
May 19	$14,472	$14,642
Jun 19	$15,493	$15,674
Jul 19	$15,709	$15,899
Aug 19	$15,458	$15,648
Sep 19	$15,748	$15,940
Oct 19	$16,082	$16,286
Nov 19	$16,668	$16,877
Dec 19	$17,166	$17,386
Jan 20	$17,159	$17,379
Feb 20	$15,742	$15,949
Mar 20	$13,794	$13,979
Apr 20	$15,563	$15,771
May 20	$16,299	$16,522
Jun 20	$16,623	$16,850
Jul 20	$17,559	$17,801
Aug 20	$18,820	$19,080
Sep 20	$18,102	$18,355
Oct 20	$17,621	$17,867
Nov 20	$19,545	$19,823
Dec 20	$20,297	$20,585
Jan 21	$20,089	$20,377
Feb 21	$20,640	$20,939
Mar 21	$21,540	$21,856
Apr 21	$22,693	$23,022
May 21	$22,850	$23,183
Jun 21	$23,378	$23,724
Jul 21	$23,929	$24,288
Aug 21	$24,655	$25,026
Sep 21	$23,505	$23,863
Oct 21	$25,147	$25,534
Nov 21	$24,973	$25,357
Dec 21	$26,089	$26,494
Jan 22	$24,738	$25,123
Feb 22	$23,994	$24,371
Mar 22	$24,884	$25,276
Apr 22	$22,708	$23,071
May 22	$22,748	$23,114
Jun 22	$20,871	$21,206
Jul 22	$22,787	$23,161
Aug 22	$21,859	$22,217
Sep 22	$19,840	$20,170
Oct 22	$21,443	$21,804
Nov 22	$22,640	$23,022
Dec 22	$21,333	$21,696
Jan 23	$22,673	$23,059
Feb 23	$22,120	$22,496
Mar 23	$22,924	$23,322
Apr 23	$23,287	$23,686
May 23	$23,382	$23,789
Jun 23	$24,921	$25,361
Jul 23	$25,726	$26,176
Aug 23	$25,309	$25,759
Sep 23	$24,099	$24,531
Oct 23	$23,603	$24,015
Nov 23	$25,752	$26,208
Dec 23	$26,927	$27,399
Jan 24	$27,373	$27,859
Feb 24	$28,828	$29,347
Mar 24	$29,756	$30,291
Apr 24	$28,537	$29,054
May 24	$29,947	$30,494
Jun 24	$31,020	$31,589
Jul 24	$31,389	$31,973
Aug 24	$32,149	$32,749
Sep 24	$32,835	$33,448
Oct 24	$32,533	$33,145
Nov 24	$34,437	$35,090
Dec 24	$33,614	$34,254

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	24.83%	14.38%	12.89%
S&P 500® Index...
	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,850,673,634
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 1,876,629
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,850,673,634
Number of Portfolio Holdings...
506
Net Investment Advisory Fees...
$1,876,629
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.4%
Financials...
13.6
Consumer Discretionary...
11.2
Health Care...
10.1
Communication Services...
9.3
Industrials...
8.1
Consumer Staples...
5.5
Energy...
3.2
Utilities...
2.3
Real Estate...
2.1
Materials...
1.9
Short-Term Securities...
7.7
Liabilities in Excess of Other Assets...
(7.4)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007903
Shareholder Report [Line Items]
Fund Name	BlackRock S&P 500 Index V.I. Fund
Class Name	Class II Shares
Trading Symbol	IXVII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the reporting period ended December 31, 2024, the Fund's Class II Shares returned 24.68%.

For the same period, the S&P 500® Index returned 25.02%.

In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.

In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it's goal of reducing inflation to it's 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class II Shares	S&P 500® Index
Jan 15	$9,693	$9,700
Feb 15	$10,249	$10,257
Mar 15	$10,083	$10,095
Apr 15	$10,176	$10,192
May 15	$10,303	$10,323
Jun 15	$10,098	$10,123
Jul 15	$10,307	$10,335
Aug 15	$9,676	$9,712
Sep 15	$9,432	$9,471
Oct 15	$10,224	$10,270
Nov 15	$10,258	$10,301
Dec 15	$10,089	$10,138
Jan 16	$9,583	$9,635
Feb 16	$9,567	$9,622
Mar 16	$10,212	$10,275
Apr 16	$10,249	$10,315
May 16	$10,430	$10,500
Jun 16	$10,446	$10,527
Jul 16	$10,830	$10,915
Aug 16	$10,841	$10,931
Sep 16	$10,841	$10,933
Oct 16	$10,643	$10,733
Nov 16	$11,034	$11,131
Dec 16	$11,246	$11,351
Jan 17	$11,457	$11,566
Feb 17	$11,907	$12,025
Mar 17	$11,912	$12,039
Apr 17	$12,032	$12,163
May 17	$12,197	$12,334
Jun 17	$12,266	$12,411
Jul 17	$12,514	$12,666
Aug 17	$12,548	$12,705
Sep 17	$12,804	$12,967
Oct 17	$13,101	$13,270
Nov 17	$13,494	$13,677
Dec 17	$13,643	$13,829
Jan 18	$14,415	$14,621
Feb 18	$13,878	$14,082
Mar 18	$13,522	$13,724
Apr 18	$13,571	$13,777
May 18	$13,890	$14,108
Jun 18	$13,974	$14,195
Jul 18	$14,495	$14,724
Aug 18	$14,959	$15,203
Sep 18	$15,044	$15,290
Oct 18	$14,012	$14,245
Nov 18	$14,289	$14,535
Dec 18	$12,996	$13,223
Jan 19	$14,038	$14,282
Feb 19	$14,480	$14,741
Mar 19	$14,761	$15,027
Apr 19	$15,356	$15,636
May 19	$14,377	$14,642
Jun 19	$15,388	$15,674
Jul 19	$15,605	$15,899
Aug 19	$15,353	$15,648
Sep 19	$15,637	$15,940
Oct 19	$15,973	$16,286
Nov 19	$16,547	$16,877
Dec 19	$17,047	$17,386
Jan 20	$17,033	$17,379
Feb 20	$15,625	$15,949
Mar 20	$13,686	$13,979
Apr 20	$15,439	$15,771
May 20	$16,170	$16,522
Jun 20	$16,488	$16,850
Jul 20	$17,420	$17,801
Aug 20	$18,663	$19,080
Sep 20	$17,951	$18,355
Oct 20	$17,469	$17,867
Nov 20	$19,376	$19,823
Dec 20	$20,120	$20,585
Jan 21	$19,911	$20,377
Feb 21	$20,455	$20,939
Mar 21	$21,350	$21,856
Apr 21	$22,484	$23,022
May 21	$22,633	$23,183
Jun 21	$23,155	$23,724
Jul 21	$23,700	$24,288
Aug 21	$24,413	$25,026
Sep 21	$23,275	$23,863
Oct 21	$24,898	$25,534
Nov 21	$24,716	$25,357
Dec 21	$25,823	$26,494
Jan 22	$24,477	$25,123
Feb 22	$23,740	$24,371
Mar 22	$24,615	$25,276
Apr 22	$22,467	$23,071
May 22	$22,500	$23,114
Jun 22	$20,635	$21,206
Jul 22	$22,538	$23,161
Aug 22	$21,608	$22,217
Sep 22	$19,618	$20,170
Oct 22	$21,200	$21,804
Nov 22	$22,383	$23,022
Dec 22	$21,083	$21,696
Jan 23	$22,407	$23,059
Feb 23	$21,853	$22,496
Mar 23	$22,649	$23,322
Apr 23	$22,995	$23,686
May 23	$23,091	$23,789
Jun 23	$24,614	$25,361
Jul 23	$25,403	$26,176
Aug 23	$24,994	$25,759
Sep 23	$23,791	$24,531
Oct 23	$23,295	$24,015
Nov 23	$25,421	$26,208
Dec 23	$26,568	$27,399
Jan 24	$27,005	$27,859
Feb 24	$28,443	$29,347
Mar 24	$29,353	$30,291
Apr 24	$28,143	$29,054
May 24	$29,535	$30,494
Jun 24	$30,582	$31,589
Jul 24	$30,951	$31,973
Aug 24	$31,693	$32,749
Sep 24	$32,361	$33,448
Oct 24	$32,059	$33,145
Nov 24	$33,936	$35,090
Dec 24	$33,124	$34,254

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class II Shares ...
	24.68%	14.21%	12.72%
S&P 500® Index...
	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,850,673,634
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 1,876,629
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,850,673,634
Number of Portfolio Holdings...
506
Net Investment Advisory Fees...
$1,876,629
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.4%
Financials...
13.6
Consumer Discretionary...
11.2
Health Care...
10.1
Communication Services...
9.3
Industrials...
8.1
Consumer Staples...
5.5
Energy...
3.2
Utilities...
2.3
Real Estate...
2.1
Materials...
1.9
Short-Term Securities...
7.7
Liabilities in Excess of Other Assets...
(7.4)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007904
Shareholder Report [Line Items]
Fund Name	BlackRock S&P 500 Index V.I. Fund
Class Name	Class III Shares
Trading Symbol	IVIII
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 24.52%.

For the same period, the S&P 500® Index returned 25.02%.

In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.

In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it's goal of reducing inflation to it's 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	S&P 500® Index
Jan 15	$9,693	$9,700
Feb 15	$10,248	$10,257
Mar 15	$10,081	$10,095
Apr 15	$10,171	$10,192
May 15	$10,300	$10,323
Jun 15	$10,094	$10,123
Jul 15	$10,299	$10,335
Aug 15	$9,672	$9,712
Sep 15	$9,428	$9,471
Oct 15	$10,215	$10,270
Nov 15	$10,247	$10,301
Dec 15	$10,080	$10,138
Jan 16	$9,576	$9,635
Feb 16	$9,558	$9,622
Mar 16	$10,200	$10,275
Apr 16	$10,235	$10,315
May 16	$10,413	$10,500
Jun 16	$10,432	$10,527
Jul 16	$10,815	$10,915
Aug 16	$10,823	$10,931
Sep 16	$10,821	$10,933
Oct 16	$10,622	$10,733
Nov 16	$11,007	$11,131
Dec 16	$11,221	$11,351
Jan 17	$11,427	$11,566
Feb 17	$11,876	$12,025
Mar 17	$11,884	$12,039
Apr 17	$12,000	$12,163
May 17	$12,167	$12,334
Jun 17	$12,237	$12,411
Jul 17	$12,480	$12,666
Aug 17	$12,511	$12,705
Sep 17	$12,768	$12,967
Oct 17	$13,058	$13,270
Nov 17	$13,455	$13,677
Dec 17	$13,599	$13,829
Jan 18	$14,371	$14,621
Feb 18	$13,834	$14,082
Mar 18	$13,474	$13,724
Apr 18	$13,522	$13,777
May 18	$13,840	$14,108
Jun 18	$13,924	$14,195
Jul 18	$14,437	$14,724
Aug 18	$14,900	$15,203
Sep 18	$14,984	$15,290
Oct 18	$13,955	$14,245
Nov 18	$14,232	$14,535
Dec 18	$12,945	$13,223
Jan 19	$13,977	$14,282
Feb 19	$14,423	$14,741
Mar 19	$14,696	$15,027
Apr 19	$15,289	$15,636
May 19	$14,314	$14,642
Jun 19	$15,321	$15,674
Jul 19	$15,531	$15,899
Aug 19	$15,280	$15,648
Sep 19	$15,563	$15,940
Oct 19	$15,891	$16,286
Nov 19	$16,463	$16,877
Dec 19	$16,954	$17,386
Jan 20	$16,947	$17,379
Feb 20	$15,547	$15,949
Mar 20	$13,618	$13,979
Apr 20	$15,354	$15,771
May 20	$16,082	$16,522
Jun 20	$16,398	$16,850
Jul 20	$17,318	$17,801
Aug 20	$18,554	$19,080
Sep 20	$17,846	$18,355
Oct 20	$17,366	$17,867
Nov 20	$19,263	$19,823
Dec 20	$19,993	$20,585
Jan 21	$19,785	$20,377
Feb 21	$20,326	$20,939
Mar 21	$21,215	$21,856
Apr 21	$22,341	$23,022
May 21	$22,489	$23,183
Jun 21	$23,000	$23,724
Jul 21	$23,541	$24,288
Aug 21	$24,249	$25,026
Sep 21	$23,112	$23,863
Oct 21	$24,724	$25,534
Nov 21	$24,543	$25,357
Dec 21	$25,637	$26,494
Jan 22	$24,302	$25,123
Feb 22	$23,570	$24,371
Mar 22	$24,439	$25,276
Apr 22	$22,300	$23,071
May 22	$22,332	$23,114
Jun 22	$20,482	$21,206
Jul 22	$22,362	$23,161
Aug 22	$21,447	$22,217
Sep 22	$19,464	$20,170
Oct 22	$21,035	$21,804
Nov 22	$22,200	$23,022
Dec 22	$20,914	$21,696
Jan 23	$22,226	$23,059
Feb 23	$21,677	$22,496
Mar 23	$22,466	$23,322
Apr 23	$22,809	$23,686
May 23	$22,895	$23,789
Jun 23	$24,404	$25,361
Jul 23	$25,178	$26,176
Aug 23	$24,772	$25,759
Sep 23	$23,581	$24,531
Oct 23	$23,089	$24,015
Nov 23	$25,195	$26,208
Dec 23	$26,331	$27,399
Jan 24	$26,764	$27,859
Feb 24	$28,178	$29,347
Mar 24	$29,079	$30,291
Apr 24	$27,881	$29,054
May 24	$29,250	$30,494
Jun 24	$30,295	$31,589
Jul 24	$30,651	$31,973
Aug 24	$31,385	$32,749
Sep 24	$32,047	$33,448
Oct 24	$31,748	$33,145
Nov 24	$33,597	$35,090
Dec 24	$32,788	$34,254

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	24.52%	14.10%	12.61%
S&P 500® Index...
	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,850,673,634
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 1,876,629
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,850,673,634
Number of Portfolio Holdings...
506
Net Investment Advisory Fees...
$1,876,629
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.4%
Financials...
13.6
Consumer Discretionary...
11.2
Health Care...
10.1
Communication Services...
9.3
Industrials...
8.1
Consumer Staples...
5.5
Energy...
3.2
Utilities...
2.3
Real Estate...
2.1
Materials...
1.9
Short-Term Securities...
7.7
Liabilities in Excess of Other Assets...
(7.4)
...

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000195946
Shareholder Report [Line Items]
Fund Name	BlackRock Small Cap Index V.I. Fund
Class Name	Class I Shares
Trading Symbol	BSIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

For the reporting period ended December 31, 2024, the Fund's Class I Shares returned 11.31%.

For the same period, the Russell 3000® Index returned 23.81% and the Russell 2000® Index returned 11.54%.

In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.

In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it's goal of reducing inflation to it's 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class I Shares	Russell 3000® Index	Russell 2000® Index
Jan 15	$9,681	$9,722	$9,678
Feb 15	$10,253	$10,285	$10,253
Mar 15	$10,423	$10,180	$10,432
Apr 15	$10,156	$10,226	$10,165
May 15	$10,379	$10,368	$10,398
Jun 15	$10,453	$10,194	$10,475
Jul 15	$10,327	$10,365	$10,354
Aug 15	$9,673	$9,739	$9,703
Sep 15	$9,198	$9,455	$9,227
Oct 15	$9,710	$10,202	$9,747
Nov 15	$10,022	$10,258	$10,064
Dec 15	$9,514	$10,048	$9,559
Jan 16	$8,674	$9,481	$8,718
Feb 16	$8,674	$9,478	$8,718
Mar 16	$9,361	$10,145	$9,413
Apr 16	$9,506	$10,208	$9,561
May 16	$9,716	$10,391	$9,777
Jun 16	$9,716	$10,412	$9,770
Jul 16	$10,289	$10,825	$10,354
Aug 16	$10,467	$10,853	$10,537
Sep 16	$10,580	$10,870	$10,654
Oct 16	$10,079	$10,635	$10,148
Nov 16	$11,202	$11,111	$11,279
Dec 16	$11,508	$11,327	$11,595
Jan 17	$11,559	$11,541	$11,641
Feb 17	$11,778	$11,970	$11,866
Mar 17	$11,795	$11,978	$11,881
Apr 17	$11,922	$12,105	$12,012
May 17	$11,677	$12,229	$11,767
Jun 17	$12,082	$12,339	$12,174
Jul 17	$12,167	$12,572	$12,264
Aug 17	$12,015	$12,596	$12,108
Sep 17	$12,758	$12,903	$12,864
Oct 17	$12,868	$13,185	$12,974
Nov 17	$13,231	$13,585	$13,348
Dec 17	$13,182	$13,721	$13,294
Jan 18	$13,526	$14,444	$13,641
Feb 18	$13,001	$13,912	$13,113
Mar 18	$13,164	$13,633	$13,283
Apr 18	$13,273	$13,684	$13,397
May 18	$14,078	$14,071	$14,211
Jun 18	$14,177	$14,163	$14,312
Jul 18	$14,422	$14,633	$14,562
Aug 18	$15,037	$15,147	$15,190
Sep 18	$14,675	$15,172	$14,824
Oct 18	$13,084	$14,055	$13,214
Nov 18	$13,285	$14,336	$13,424
Dec 18	$11,700	$13,002	$11,830
Jan 19	$13,028	$14,118	$13,160
Feb 19	$13,698	$14,614	$13,845
Mar 19	$13,406	$14,828	$13,555
Apr 19	$13,869	$15,420	$14,015
May 19	$12,784	$14,422	$12,925
Jun 19	$13,686	$15,435	$13,839
Jul 19	$13,754	$15,664	$13,918
Aug 19	$13,083	$15,345	$13,231
Sep 19	$13,352	$15,614	$13,507
Oct 19	$13,706	$15,950	$13,862
Nov 19	$14,267	$16,557	$14,433
Dec 19	$14,672	$17,035	$14,849
Jan 20	$14,193	$17,016	$14,373
Feb 20	$13,003	$15,623	$13,163
Mar 20	$10,169	$13,475	$10,303
Apr 20	$11,566	$15,259	$11,718
May 20	$12,330	$16,075	$12,481
Jun 20	$12,757	$16,443	$12,922
Jul 20	$13,106	$17,376	$13,280
Aug 20	$13,848	$18,635	$14,028
Sep 20	$13,379	$17,957	$13,559
Oct 20	$13,665	$17,569	$13,843
Nov 20	$16,188	$19,707	$16,395
Dec 20	$17,582	$20,593	$17,813
Jan 21	$18,459	$20,501	$18,709
Feb 21	$19,607	$21,142	$19,876
Mar 21	$19,796	$21,900	$20,075
Apr 21	$20,215	$23,029	$20,497
May 21	$20,255	$23,134	$20,539
Jun 21	$20,634	$23,705	$20,937
Jul 21	$19,891	$24,105	$20,181
Aug 21	$20,328	$24,793	$20,632
Sep 21	$19,728	$23,681	$20,024
Oct 21	$20,559	$25,282	$20,876
Nov 21	$19,700	$24,897	$20,006
Dec 21	$20,144	$25,877	$20,453
Jan 22	$18,206	$24,355	$18,484
Feb 22	$18,391	$23,741	$18,681
Mar 22	$18,621	$24,512	$18,914
Apr 22	$16,776	$22,312	$17,039
May 22	$16,807	$22,282	$17,065
Jun 22	$15,408	$20,418	$15,661
Jul 22	$17,025	$22,333	$17,296
Aug 22	$16,683	$21,500	$16,942
Sep 22	$15,082	$19,506	$15,319
Oct 22	$16,730	$21,106	$17,005
Nov 22	$17,119	$22,208	$17,402
Dec 22	$16,022	$20,907	$16,273
Jan 23	$17,580	$22,347	$17,859
Feb 23	$17,278	$21,825	$17,557
Mar 23	$16,451	$22,408	$16,718
Apr 23	$16,165	$22,647	$16,418
May 23	$16,006	$22,735	$16,266
Jun 23	$17,310	$24,288	$17,589
Jul 23	$18,353	$25,158	$18,664
Aug 23	$17,429	$24,673	$17,731
Sep 23	$16,394	$23,497	$16,687
Oct 23	$15,278	$22,875	$15,549
Nov 23	$16,664	$25,008	$16,956
Dec 23	$18,698	$26,334	$19,028
Jan 24	$17,972	$26,626	$18,288
Feb 24	$18,979	$28,067	$19,322
Mar 24	$19,655	$28,973	$20,013
Apr 24	$18,269	$27,698	$18,605
May 24	$19,177	$29,006	$19,538
Jun 24	$18,995	$29,904	$19,357
Jul 24	$20,922	$30,460	$21,324
Aug 24	$20,607	$31,123	$21,006
Sep 24	$20,757	$31,767	$21,152
Oct 24	$20,442	$31,534	$20,847
Nov 24	$22,696	$33,632	$23,134
Dec 24	$20,814	$32,604	$21,223

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class I Shares ...
	11.31%	7.24%	7.61%
Russell 3000® Index...
	23.81	13.86	12.55
Russell 2000® Index...
	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 334,973,231
Holdings Count | Holding	1,972
Advisory Fees Paid, Amount	$ 256,820
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$334,973,231
Number of Portfolio Holdings...
1,972
Net Investment Advisory Fees...
$256,820
Portfolio Turnover Rate...
14%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
18.5%
Industrials...
17.7
Health Care...
16.2
Information Technology...
13.8
Consumer Discretionary...
9.7
Real Estate...
6.0
Energy...
5.1
Materials...
4.2
Consumer Staples...
2.8
Communication Services...
2.7
Utilities...
2.7
Short-Term Securities...
17.0
Liabilities in Excess of Other Assets...
(16.4)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000225418
Shareholder Report [Line Items]
Fund Name	BlackRock Small Cap Index V.I. Fund
Class Name	Class III Shares
Trading Symbol	BSIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

For the reporting period ended December 31, 2024, the Fund's Class III Shares returned 11.07%.

For the same period, the Russell 3000® Index returned 23.81% and the Russell 2000® Index returned 11.54%.

In 2024, United States (“U.S.”) equity markets experienced significant growth, driven by investor optimism in artificial intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February 2024 and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter 2024. The consumer price index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter of 2024 saw a mixture of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September 2024, boosting equity markets to new highs.

In the fourth quarter of 2024, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Fed cut rates by 50 basis points across November and December, while still aiming to achieve it's goal of reducing inflation to it's 2% target. The Federal Open Market Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class III Shares	Russell 3000® Index	Russell 2000® Index
Jan 15	$9,678	$9,722	$9,678
Feb 15	$10,248	$10,285	$10,253
Mar 15	$10,417	$10,180	$10,432
Apr 15	$10,148	$10,226	$10,165
May 15	$10,368	$10,368	$10,398
Jun 15	$10,440	$10,194	$10,475
Jul 15	$10,312	$10,365	$10,354
Aug 15	$9,657	$9,739	$9,703
Sep 15	$9,180	$9,455	$9,227
Oct 15	$9,690	$10,202	$9,747
Nov 15	$9,999	$10,258	$10,064
Dec 15	$9,490	$10,048	$9,559
Jan 16	$8,651	$9,481	$8,718
Feb 16	$8,649	$9,478	$8,718
Mar 16	$9,332	$10,145	$9,413
Apr 16	$9,475	$10,208	$9,561
May 16	$9,682	$10,391	$9,777
Jun 16	$9,680	$10,412	$9,770
Jul 16	$10,249	$10,825	$10,354
Aug 16	$10,424	$10,853	$10,537
Sep 16	$10,534	$10,870	$10,654
Oct 16	$10,033	$10,635	$10,148
Nov 16	$11,149	$11,111	$11,279
Dec 16	$11,451	$11,327	$11,595
Jan 17	$11,499	$11,541	$11,641
Feb 17	$11,715	$11,970	$11,866
Mar 17	$11,729	$11,978	$11,881
Apr 17	$11,853	$12,105	$12,012
May 17	$11,607	$12,229	$11,767
Jun 17	$12,007	$12,339	$12,174
Jul 17	$12,089	$12,572	$12,264
Aug 17	$11,935	$12,596	$12,108
Sep 17	$12,671	$12,903	$12,864
Oct 17	$12,777	$13,185	$12,974
Nov 17	$13,135	$13,585	$13,348
Dec 17	$13,084	$13,721	$13,294
Jan 18	$13,422	$14,444	$13,641
Feb 18	$12,899	$13,912	$13,113
Mar 18	$13,058	$13,633	$13,283
Apr 18	$13,163	$13,684	$13,397
May 18	$13,959	$14,071	$14,211
Jun 18	$14,054	$14,163	$14,312
Jul 18	$14,293	$14,633	$14,562
Aug 18	$14,900	$15,147	$15,190
Sep 18	$14,539	$15,172	$14,824
Oct 18	$12,960	$14,055	$13,214
Nov 18	$13,156	$14,336	$13,424
Dec 18	$11,583	$13,002	$11,830
Jan 19	$12,896	$14,118	$13,160
Feb 19	$13,557	$14,614	$13,845
Mar 19	$13,265	$14,828	$13,555
Apr 19	$13,720	$15,420	$14,015
May 19	$12,644	$14,422	$12,925
Jun 19	$13,533	$15,435	$13,839
Jul 19	$13,598	$15,664	$13,918
Aug 19	$12,932	$15,345	$13,231
Sep 19	$13,194	$15,614	$13,507
Oct 19	$13,541	$15,950	$13,862
Nov 19	$14,093	$16,557	$14,433
Dec 19	$14,490	$17,035	$14,849
Jan 20	$14,014	$17,016	$14,373
Feb 20	$12,836	$15,623	$13,163
Mar 20	$10,037	$13,475	$10,303
Apr 20	$11,413	$15,259	$11,718
May 20	$12,164	$16,075	$12,481
Jun 20	$12,583	$16,443	$12,922
Jul 20	$12,925	$17,376	$13,280
Aug 20	$13,653	$18,635	$14,028
Sep 20	$13,189	$17,957	$13,559
Oct 20	$13,468	$17,569	$13,843
Nov 20	$15,951	$19,707	$16,395
Dec 20	$17,320	$20,593	$17,813
Jan 21	$18,181	$20,501	$18,709
Feb 21	$19,311	$21,142	$19,876
Mar 21	$19,483	$21,900	$20,075
Apr 21	$19,896	$23,029	$20,497
May 21	$19,922	$23,134	$20,539
Jun 21	$20,308	$23,705	$20,937
Jul 21	$19,564	$24,105	$20,181
Aug 21	$19,993	$24,793	$20,632
Sep 21	$19,402	$23,681	$20,024
Oct 21	$20,221	$25,282	$20,876
Nov 21	$19,362	$24,897	$20,006
Dec 21	$19,788	$25,877	$20,453
Jan 22	$17,880	$24,355	$18,484
Feb 22	$18,077	$23,741	$18,681
Mar 22	$18,289	$24,512	$18,914
Apr 22	$16,472	$22,312	$17,039
May 22	$16,503	$22,282	$17,065
Jun 22	$15,140	$20,418	$15,661
Jul 22	$16,718	$22,333	$17,296
Aug 22	$16,366	$21,500	$16,942
Sep 22	$14,789	$19,506	$15,319
Oct 22	$16,412	$21,106	$17,005
Nov 22	$16,794	$22,208	$17,402
Dec 22	$15,706	$20,907	$16,273
Jan 23	$17,238	$22,347	$17,859
Feb 23	$16,941	$21,825	$17,557
Mar 23	$16,128	$22,408	$16,718
Apr 23	$15,831	$22,647	$16,418
May 23	$15,675	$22,735	$16,266
Jun 23	$16,941	$24,288	$17,589
Jul 23	$17,967	$25,158	$18,664
Aug 23	$17,058	$24,673	$17,731
Sep 23	$16,056	$23,497	$16,687
Oct 23	$14,944	$22,875	$15,549
Nov 23	$16,306	$25,008	$16,956
Dec 23	$18,286	$26,334	$19,028
Jan 24	$17,574	$26,626	$18,288
Feb 24	$18,562	$28,067	$19,322
Mar 24	$19,209	$28,973	$20,013
Apr 24	$17,849	$27,698	$18,605
May 24	$18,740	$29,006	$19,538
Jun 24	$18,562	$29,904	$19,357
Jul 24	$20,437	$30,460	$21,324
Aug 24	$20,128	$31,123	$21,006
Sep 24	$20,258	$31,767	$21,152
Oct 24	$19,965	$31,534	$20,847
Nov 24	$22,145	$33,632	$23,134
Dec 24	$20,310	$32,604	$21,223

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class III Shares ...
	11.07%	6.99%	7.34%
Russell 3000® Index...
	23.81	13.86	12.55
Russell 2000® Index...
	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 334,973,231
Holdings Count | Holding	1,972
Advisory Fees Paid, Amount	$ 256,820
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$334,973,231
Number of Portfolio Holdings...
1,972
Net Investment Advisory Fees...
$256,820
Portfolio Turnover Rate...
14%

Holdings [Text Block]

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
18.5%
Industrials...
17.7
Health Care...
16.2
Information Technology...
13.8
Consumer Discretionary...
9.7
Real Estate...
6.0
Energy...
5.1
Materials...
4.2
Consumer Staples...
2.8
Communication Services...
2.7
Utilities...
2.7
Short-Term Securities...
17.0
Liabilities in Excess of Other Assets...
(16.4)

Footnote	Description
Footnote(a)	For purpose of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.